BANKNORTH FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

Dear Shareholder,

     A Special Meeting of Shareholders of Banknorth Large Cap Core Fund ("Large Cap Core Fund"), Banknorth Small/Mid Cap Core Fund ("Small/Mid Cap Core Fund"), Banknorth Intermediate Bond Fund ("Intermediate Bond Fund") and Banknorth Vermont Municipal Bond Fund ("Banknorth Vermont Fund") each a portfolio of Banknorth Funds, will be held at 10:00 a.m. Eastern Time, on August 27, 2004 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237. Enclosed is a Prospectus/Proxy Statement regarding the Special Meeting.

     At the Special Meeting, shareholders of Large Cap Core Fund will be asked to approve or disapprove the proposed reorganization of Large Cap Core Fund into Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, shareholders of Small/Mid Cap Core Fund will be asked to approve or disapprove the proposed reorganization of Small/Mid Cap Core Fund into Federated Kaufmann Fund, a portfolio of Federated Equity Funds, shareholders of Intermediate Bond Fund will be asked to approve or disapprove the proposed reorganization of Intermediate Bond Fund into Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc. and shareholders of Banknorth Vermont Fund will be asked to approve or disapprove the proposed reorganization of Banknorth Vermont Fund into Federated Vermont Municipal Income Fund, a portfolio of Federated Municipal Income Securities Trust. Banknorth Investment Advisors ("BIA") is the investment adviser for each portfolio of the Banknorth Funds. Federated Equity Management Company of Pennsylvania ("FEMCOPA") is the investment adviser for Federated Capital Appreciation Fund and Federated Kaufmann Fund. Federated Investment Management Company ("FIMCO") is the investment adviser for Federated Total Return Bond Fund and Federated Vermont Municipal Income Fund. The enclosed Prospectus/Proxy Statement describes the proposed reorganizations in detail.

     The Board of Trustees of Banknorth Funds and BIA each believe that the proposed reorganizations are in the best interests of Large Cap Core Fund, Small/Mid Cap Core Fund, Intermediate Bond Fund and Banknorth Vermont Fund and their respective shareholders and recommend that you vote FOR the applicable reorganization.

     Remember, your vote is important. PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. Information and direction about voting the proxy is included on the next page.

        If you have any questions regarding the Special Meeting, please feel free to call your Investment Professional or the Banknorth Funds at 1-888-247-4505.

IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

                                            Sincerely,


                                            ----------------

                                            John W. McGonigle
                                            Secretary
August 16, 2004

                                 BANKNORTH FUNDS

                          Banknorth Large Cap Core Fund
                        Banknorth Small/Mid Cap Core Fund
                        Banknorth Intermediate Bond Fund
                      Banknorth Vermont Municipal Bond Fund


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD AUGUST 27, 2004


     TO THE SHAREHOLDERS OF BANKNORTH LARGE CAP CORE FUND, BANKNORTH SMALL/MID CAP CORE FUND, BANKNORTH INTERMEDIATE BOND FUND, and BANKNORTH VERMONT MUNICIPAL BOND FUND, each a portfolio of Banknorth Funds: A Special Meeting of Shareholders of Banknorth Large Cap Core Fund ("Large Cap Core Fund"), Banknorth Small/Mid Cap Core Fund ("Small/Mid Cap Core Fund"), Banknorth Intermediate Bond Fund ("Intermediate Bond Fund"), and Banknorth Vermont Municipal Bond Fund ("Banknorth Vermont Fund") will be held at 10:00 a.m. Eastern Time, on August 27, 2004 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Capital Appreciation Fund ("Capital Appreciation Fund"), a portfolio of Federated Equity Funds, would acquire all of the assets of Large Cap Core Fund in exchange solely for the issuance of Class A Shares of Capital Appreciation Fund, to be distributed pro rata by Large Cap Core Fund to holders of its shares, in complete liquidation and termination of Large Cap Core Fund (to be voted upon by shareholders of Large Cap Core Fund);

2. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Kaufmann Fund ("Kaufmann Fund"), a portfolio of Federated Equity Funds, would acquire all of the assets of Small/Mid Cap Core Fund in exchange solely for the issuance of Class A Shares of Kaufmann Fund, to be distributed pro rata by Small/Mid Cap Core Fund to holders of its shares, in complete liquidation and termination of Small/Mid Cap Core Fund (to be voted upon by shareholders of Small/Mid Cap Core Fund);

3. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Total Return Bond Fund ("Total Return Bond Fund"), a portfolio of Federated Total Return Series, Inc., would acquire all of the assets of Intermediate Bond Fund in exchange solely for the issuance of Institutional Service Shares of Total Return Bond Fund, to be distributed pro rata by Intermediate Bond Fund to holders of its shares, in complete liquidation and termination of Intermediate Bond Fund (to be voted upon by shareholders of Intermediate Bond Fund);

4. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Vermont Municipal Income Fund ("Federated Vermont Fund"), a portfolio of Federated Municipal Securities Income Trust, would acquire all of the assets of Banknorth Vermont Fund in exchange solely for Federated Vermont Fund's assumption of the Bankorth Vermont Fund's liabilities that were incurred in the ordinary course of business and the issuance of Class A Shares of Federated Vermont Fund, to be distributed pro rata by Banknorth Vermont Fund to holders of its shares, in complete liquidation and termination of Banknorth Vermont Fund (to be voted upon by shareholders of Banknorth Vermont Fund); and

5. To transact such other business as may properly come before the meeting or any adjournment thereof.


The Board of Trustees has fixed June 28, 2004, as the record date for the determination of the shareholders entitled to vote at the Special Meeting.

                                 By Order of the Board of Trustees,



                                 -----------------
                                 John W. McGonigle
                                 Secretary





August 16, 2004








-------------------------------------------------------------------------------

You can help avoid the necessity and expense of sending follow-up letters to ensure a quorum by promptly signing and returning the enclosed proxy card. If you are unable to attend the meeting, please mark, sign, date and return the enclosed proxy card so that the necessary quorum may be represented at the special meeting. The enclosed envelope requires no postage if mailed in the United States.

-------------------------------------------------------------------------------

                           PROSPECTUS/PROXY STATEMENT

                                 August 16, 2004

     This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about each Federated Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectuses of Capital Appreciation Fund and Kaufmann Fund, each dated December 31, 2003, the Prospectus of Total Return Bond Fund, dated January 31, 2004, the Prospectus of the Federated Vermont Fund, dated July 13, 2004, and a Statement of Additional Information relating to this Prospectus/Proxy Statement dated August 16, 2004, which are incorporated herein by reference. Statements of Additional Information for Capital Appreciation Fund and Kaufmann Fund (December 31, 2003), Total Return Bond Fund (January 31,
2004), and Federated Vermont Fund (July 13, 2004), respectively, a Combined Prospectus and Statement of Additional Information for the Banknorth Funds, each dated November 30, 2003, have been filed with the Securities and Exchange Commission (the "Commission") and are incorporated herein by reference. Further information about the Federated Funds' performance is contained in their Annual Reports for the fiscal years ended October 31, 2003 (Capital Appreciation Fund and Kaufmann Fund), and November 30, 2003 (Total Return Bond Fund), and their Semi-Annual Reports for the period ended April 30, 2004 (Capital Appreciation Fund and Kaufmann Fund), and May 31, 2004 (Total Return Bond Fund), which are incorporated herein by reference. Further information about the Banknorth Funds' performance is contained in their Semi-Annual Report for the period ended February 29, 2004, and Annual Report for their fiscal year ended August 31, 2003, both of which are incorporated herein by reference.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                          Acquisition of the Assets of
                          BANKNORTH LARGE CAP CORE FUND
                         a portfolio of Banknorth Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-888-247-4505

                        By and in exchange for shares of
                       FEDERATED CAPITAL APPRECIATION FUND
                      a portfolio of Federated Equity Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400

                          Acquisition of the Assets of
                        BANKNORTH SMALL/MID CAP CORE FUND
                         a portfolio of Banknorth Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-888-247-4505

                        By and in exchange for shares of
                             FEDERATED KAUFMANN FUND
                      a portfolio of Federated Equity Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400

                          Acquisition of the Assets of

                        BANKNORTH INTERMEDIATE BOND FUND
                         a portfolio of Banknorth Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-888-247-4505

                        By and in exchange for shares of

                        FEDERATED TOTAL RETURN BOND FUND
               a portfolio of Federated Total Return Series, Inc.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400

                          Acquisition of the Assets of


                      BANKNORTH VERMONT MUNICIPAL BOND FUND
                         a portfolio of Banknorth Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-888-247-4505

                        By and in exchange for shares of

                     FEDERATED VERMONT MUNICIPAL INCOME FUND
           a portfolio of Federated Municipal Securities Income Trust

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400


     This Prospectus/Proxy Statement describes four separate Agreements and Plans of Reorganization (the "Plans") pursuant to which Federated Capital Appreciation Fund ("Capital Appreciation Fund"), Federated Kaufmann Fund ("Kaufmann Fund"), Federated Total Return Bond Fund ("Total Return Bond Fund"), and Federated Vermont Municipal Income Fund ("Federated Vermont Fund"), (individually, a "Federated Fund" and together, the "Federated Funds") would acquire all of the assets of Banknorth Large Cap Core Fund ("Large Cap Core Fund"), Banknorth Small/Mid Cap Core Fund ("Small/Mid Cap Core Fund"), Banknorth Intermediate Bond Fund ("Intermediate Bond Fund"), and Banknorth Vermont Municipal Bond Fund ("Banknorth Vermont Fund") (individually, a "Banknorth Fund" and together, the "Banknorth Funds"), respectively, in exchange for the issuance of Class A or Institutional Service Shares of the respective Federated Fund (each, a "Reorganization" and together, the "Reorganizations"). The applicable Federated Fund shares will be distributed pro rata by each Banknorth Fund to its respective shareholders in complete liquidation and termination of the Banknorth Fund. As a result of the Reorganizations, each owner of shares of the Banknorth Funds will become the owner of shares of the respective Federated Fund, having a total net asset value equal to the total net asset value of his or her holdings in the applicable Banknorth Fund on the date of the Reorganization (the "Closing Date"). Forms of the Plans are attached as Exhibits A, B, C and D.

     The Board of Trustees of Banknorth Funds ("Board" or "Trustees") and Banknorth Investment Advisors ("BIA"), the Banknorth Funds' investment adviser, each believe that the proposed Reorganizations are in the best interests of Large Cap Core Fund, Small/Mid Cap Core Fund, Intermediate Bond Fund and Banknorth Vermont Fund and their respective shareholders. For a comparison of the investment objectives, policies and limitations, risks, fees and performance of the Banknorth Fund and the Federated Fund into which your Banknorth Fund would be reorganized, see "Summary - Comparison of Investment Objectives, Policies, and Limitations - Comparison of Risks," - "Comparative Fee Tables" and
- "Performance Information."

     Copies of the Prospectuses, Statements of Additional Information, Annual Reports and other information about the Federated Funds and Banknorth Funds may be obtained without charge by writing or by calling the Federated Funds or Banknorth Funds at the addresses and telephone numbers shown on the previous pages.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

        THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.



                               TABLE OF CONTENTS

SUMMARY                                                                                        1
    The Proposed Reorganizations                                                               1
    Comparison of Investment Objectives, Policies and Limitations                              2
    Comparison of Risks                                                                        9
    Comparative Fee Tables                                                                    10
    Distribution Arrangements                                                                 18
    Purchases, Redemptions and Exchange Procedures                                            18
    Dividends and Other Distributions                                                         20
    Performance Information                                                                   21
    Fund Management                                                                           39
    Legal Proceedings                                                                         41
    Financial Highlights                                                                      42
INFORMATION ABOUT THE REORGANIZATIONS                                                         47
    Description of the Proposed Reorganizations                                               47
    Description of Federated Fund Shares and Capitalization                                   48
    Federal Income Tax Consequences                                                           50
    Reasons for the Reorganizations                                                           51
    Comparative Information on Shareholder Rights and Obligations                             52
INFORMATION ABOUT THE FUNDS                                                                   53
INFORMATION ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING                              53
SHARE OWNERSHIP OF THE FUNDS AND CERTAIN INTERESTS                                            55
OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY                                  56
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
(CAPITAL APPRECIATION FUND/LARGE CAP CORE FUND)                                        Exhibit A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
(KAUFMANN FUND/SMALL/MID CAP CORE FUND)                                                Exhibit B
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
(TOTAL RETURN BOND FUND/INTERMEDIATE BOND FUND)                                        Exhibit C
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
(FEDERATED VERMONT FUND/BANKNORTH VERMONT FUND)                                        Exhibit D





                                     SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Statement of Additional Information dated August 16, 2004 relating to this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information of the Federated Funds and the Banknorth Funds and the Plans.

The Proposed Reorganizations

     The Board of Trustees of Banknorth Funds has voted to recommend to holders of shares of each Banknorth Fund the approval of each Plan whereby (i) Capital Appreciation Fund would acquire all of the assets of Large Cap Core Fund in exchange solely for the issuance of Class A Shares of Capital Appreciation Fund to be distributed pro rata by Large Cap Core Fund to its shareholders in complete liquidation and termination of Large Cap Core Fund; (ii) Kaufmann Fund would acquire all of the assets of Small/Mid Cap Core Fund in exchange solely for the issuance of Class A Shares of Kaufmann Fund to be distributed pro rata by Small/Mid Cap Core Fund to its shareholders in complete liquidation and termination of Small/Mid Cap Core Fund; (iii) Total Return Bond Fund would acquire all of the assets of Intermediate Bond Fund in exchange solely for the issuance of Institutional Service Shares of Total Return Bond Fund to be distributed pro rata by Intermediate Bond Fund to its shareholders in complete liquidation and termination of Intermediate Bond Fund; and (iv) Federated Vermont Fund would acquire all of the assets of Banknorth Vermont Fund in exchange for Federated Vermont Fund's assumption of the Banknorth Vermont Fund's liabilities that were incurred in the ordinary course of business and the issuance of Class A Shares of Federated Vermont Fund to be distributed pro rata by Banknorth Vermont Fund to its shareholders in complete liquidation and termination of Banknorth Vermont Fund. As a result of the Reorganizations, each shareholder of the Banknorth Funds will become the owner of the applicable Federated Funds' shares having a total net asset value equal to the total net asset value of his or her holdings in the applicable Banknorth Fund on the Closing Date.

     Each of the Banknorth Funds has one class of shares. Capital Appreciation Fund and Kaufmann Fund each offer Class A, Class B, Class C and Class K Shares. Total Return Bond Fund offers Class A, Class B, Class C, Class K, Institutional and Institutional Service Shares. Federated Vermont Fund offers only Class A Shares. Shareholders of Large Cap Core Fund, Small/Mid Cap Core Fund and Banknorth Vermont Fund will receive Class A Shares of the relevant Federated Fund. Shareholders of Intermediate Bond Fund will receive Institutional Service Shares of Total Return Bond Fund. Each Reorganization is independent of the other; therefore, if the shareholders of one Banknorth Fund approve their Reorganization, it is expected to proceed regardless of whether the shareholders of any of the other three Banknorth Funds approve their Reorganization.



     The Board, which also serves as the Board of Trustees of the Federated Funds, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganizations would be in the best interests of each Banknorth Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations. In the opinion of both the Board and BIA, the low asset levels of the Banknorth Funds cause the long term viability of the Banknorth Funds to be questionable, particularly in light of the increased costs associated with the need to comply with new regulations recently adopted by the Commission requiring the appointment of a Chief Compliance Officer for the Banknorth Funds. The Reorganizations of Large Cap Core, Small/Mid Cap Core and Intermediate Bond Funds would give their shareholders the opportunity to participate in larger funds with similar investment objectives, policies and strategies and more favorable past performance. In addition, shareholders of Banknorth Vermont Fund (after the waiver of Rule 12b-1 fees) and Intermediate Bond Fund are expected to experience a reduction in the annual operating expenses paid in connection with their investment in the Federated Funds. Shareholders of Large Cap Core Fund and Small/Mid Cap Core Fund are expected to experience an increase in overall expenses, which both the Board and BIA believe is offset by the likelihood of the acquiring Federated Funds to continue to outperform the Banknorth Funds. The Total Annual Operating Expenses of the Large Cap Core Fund are expected to be 1.35%, while the Total Annual Operating Expenses of the Capital Appreciation Fund are expected to be 1.52%. The Total Annual Operating Expenses of the Small/Mid Cap Core Fund are expected to be 2.09%, while the Total Annual Operating Expenses for the Kaufmann Fund are expected to be 2.19%.



     In considering each proposed Reorganization, the Board took into consideration a number of factors, including, among others: (1) the terms and conditions of the Reorganization; (2) the compatibility of the investment programs of the Banknorth Fund and the respective Federated Fund; (3) the historical expense ratios of each fund and projected pro forma estimated expense ratios; (4) the relative historical performance record of each fund; (5) the greater long-term viability of the combined Federated Fund that would result from the Reorganization as compared to the continued operation of the Banknorth Fund as a separate fund; (6) the non-recognition of any gain or loss for federal income tax purposes by the Banknorth Fund or Federated Fund and its shareholders as a result of the Reorganization.



     Federated Investors, Inc. and various funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fee, and seeking damages of unspecified amounts.

     While the Board is mindful of the fee litigation, it did not think the litigation was a relevant factor in determining whether the proposed transaction was in the best interest of shareholders.



     As a condition to the Reorganizations, each Federated Fund and each Banknorth Fund will receive an opinion of counsel that the respective Reorganization will be considered a tax-free "Reorganization" under applicable provisions of the Internal Revenue Code (the "Code"), as amended, so that neither the Federated Fund nor the Banknorth Fund or its shareholders will recognize any gain or loss. See "Information about the Reorganizations - Federal Income Tax Consequences."



        Various subsidiaries of Federated Investors, Inc. serve as administrator and distributor of both the Federated Funds and the Banknorth Funds. In addition, the same Board of Trustees serve both the Federated Funds and the Banknorth Funds. State Street Bank & Trust Company ("SSB&T") serves as transfer agent to the Federated Funds. Boston Financial Data Services, an affiliate of SSB&T, serves as transfer agent for the Banknorth Funds.



       THE BOARD OF TRUSTEES OF BANKNORTH FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE
                                               REORGANIZATIONS.



Comparison of Investment Objectives, Policies and Limitations

     Investment Objectives and Policies of Capital Appreciation Fund and Large Cap Core Fund. The investment objectives of Capital Appreciation Fund and Large Cap Core Fund are similar in that Capital Appreciation Fund seeks to provide capital appreciation, while Large Cap Core Fund seeks to provide growth of long-term capital appreciation.

     Both funds pursue their investment objective by investing primarily in common stock. In addition, both funds are "blend" funds, in that they invest in both the growth and value areas of the market. Growth stocks have the potential to increase their earnings faster than the rest of the market, carry a higher level of risk for the short-term and are generally priced higher relative to the issuer's earnings, since the higher growth potential means paying a higher price in the market. Value stocks are considered "bargains"; many have records of consistently paying dividends to shareholders, and they are considered defensive in that they often resist the fluctuations associated with growth stocks during periods of volatility. However, the funds differ in that Large Cap Core Fund invests primarily in stock of large cap companies whose capitalizations are $5 billion or more, while Capital Appreciation Fund invests primarily in stocks of large and medium cap companies whose capitalizations are $500 million or more. Also, Capital Appreciation Fund may, as a principal strategy, invest in American Depository Receipts (ADRs) and securities issued in initial public offerings, while Large Cap Core Fund does not.


        Investment Objectives and Policies of Kaufmann Fund and Small/Mid Cap Core Fund. The investment objectives of Kaufmann Fund and Small/Mid Cap Core Fund are similar in that Kaufmann Fund seeks capital appreciation, while Small/Mid Cap Core Fund seeks to provide long-term capital appreciation.

          Both funds pursue their investment objective by investing primarily in common stocks. Both funds invest primarily in both small and medium capitalization companies. In addition, Kaufmann Fund may invest up to 25% of its assets in foreign securities, while Small/Mid Fund does not invest in foreign securities. Also, Kaufmann Fund uses the growth style of investing, whereas Small/Mid Cap Core Fund uses a "blend" of the growth and value styles.


        Investment Objectives and Policies of Total Return Bond Fund and Intermediate Bond Fund. The investment objectives of Total Return Bond Fund and Intermediate Bond Fund differ in that Total Return Bond Fund seeks to provide total return, and Intermediate Bond Fund seeks to provide current income. Total Return Bond Fund's total return will consist of two components: (1) changes in the market value of its portfolio (both realized and unrealized capital appreciation); and (2) income received from its portfolio securities. Total Return Bond Fund expects that income will comprise the largest part of its total return.

          Each fund pursues its investment objective by investing primarily in a diversified portfolio of fixed income securities consisting primarily of U.S. Treasury and government agency securities, including mortgage backed securities and Collateralized Mortgage Obligations, and corporate obligations rated BBB or higher by a national rating agency. However, Total Return Bond Fund may also invest a portion of its assets (normally no more than 10%, but opportunistically up to 25%) in below-investment grade securities and may invest up to 20% of its assets in unhedged, non-U.S. dollar securities. Also, Intermediate Bond Fund maintains a dollar-weighted maturity of three to ten years, while Total Return Bond Fund has no stated maturity limits.


        Investment Objectives and Policies of Federated Vermont Fund and Banknorth Vermont Fund. The funds' investment objectives are identical -- to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of Vermont and Vermont municipalities.

          Interest from both funds' investments may be subject to federal alternative minimum tax for individuals and corporations (AMT). Both funds invest primarily in investment grade securities. Both funds have adopted temporary defensive policies that permit them to deviate from their investment strategy, which may result in the distribution of taxable income to shareholders. The funds differ in that Federated Vermont Fund does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years; whereas Banknorth Vermont Fund will invest at least 65% of its assets in securities with a maturity range of greater than one year. The funds also differ in that Federated Vermont Fund may enter into derivatives contracts as hedging transactions. For example, Federated Vermont Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond market.

         Both funds have a fundamental investment policy that the fund will invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of Vermont.

        Investment Limitations of the Funds.

         The following chart contains the fundamental limitations and non-fundamental limitations of Capital Appreciation Fund, Kaufmann Fund, Total Return Bond Fund, and Federated Vermont Fund, as compared to the Banknorth Funds.

         A policy that is fundamental may not be changed without shareholder approval.



----------------------------------------------------------------------------------------------------------
                                         INVESTMENT LIMITATIONS

----------------------------------------------------------------------------------------------------------
---------------------------------------------------------- -----------------------------------------------
                     FEDERATED FUNDS                                        BANKNORTH FUNDS

---------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------- -----------------------------------------------
Selling Short or Buying on Margin                              Buying on Margin (non-fundamental)
(Total Return Bond Fund - fundamental)                         The Funds will not purchase securities on
The Fund will not sell any securities short or purchase        margin, provided that the Funds may
any securities on margin, but may obtain such short-term       obtain short-term credits necessary for
credits as may be necessary for clearance of purchases         the clearance of purchases and sales of
and sales of portfolio securities. The deposit or              securities, and further provided that the
payment by the Fund of initial or variation margin in          Funds may make margin deposits in
connection with futures contracts or related options           connection with its use of financial
transactions is not considered the purchase of a               options and futures, forward and spot
security on margin.                                            currency contracts, swap transactions and
                                                               other financial contracts or
(Capital Appreciation, Kaufmann and Federated Vermont          derivative instruments.
Fund - non-fundamental)
The Funds will not purchase securities on margin,
provided that the Funds may obtain short-term credits
necessary for the clearance of purchases and sales of
securities, and further provided that the Funds may make
margin deposits in connection with its use of financial
options and futures, forward and spot currency
contracts, swap transactions and other financial
contracts or derivative instruments.

---------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------- -----------------------------------------------
Borrowing Money and Issuing Senior Securities (Capital         Borrowing Money and Issuing Senior
Appreciation Fund, Kaufmann Fund and Federated Vermont         Securities (fundamental)
Fund - fundamental)                                            The Funds may borrow money, directly or
The Fund may borrow money, directly or indirectly, and         indirectly, and issue senior securities
issue senior securities to the maximum extent permitted        to the maximum extent permitted under the
under the Investment Company Act of 1940 (1940 Act), any       Investment Company Act of 1940 (1940
rule or order thereunder, or any SEC staff                     Act), any rule or order thereunder, or
interpretation thereof.                                        any SEC staff interpretation thereof.

(Total Return Bond Fund - fundamental) The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation or portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

---------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------- -----------------------------------------------
Pledging Assets                                                Pledging Assets (non-fundamental)
(Capital Appreciation Fund, Kaufmann Fund and Federated        The Funds will not mortgage, pledge, or
Vermont Fund - non-fundamental)                                hypothecate any of its assets, provided
The Fund will not mortgage, pledge, or hypothecate any         that this shall not apply to the transfer
of its assets, provided that this shall not apply to the       of securities in connection with any
transfer of securities in connection with any                  permissible borrowing or to collateral
permissible borrowing or to collateral arrangements in         arrangements in connection with
connection with permissible activities.                        permissible activities.

(Total Return Bond Fund - fundamental) The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

---------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------- -----------------------------------------------
Diversification                                                Diversification (fundamental)
(Capital Appreciation Fund, Kaufmann Fund, Total Return        With respect to securities comprising 75%
Bond Fund - fundamental)                                       of the value of its total assets, the
With respect to securities comprising 75% of the value         Funds (except the Vermont Municipal Fund)
of its total assets, the Fund will not purchase                will not purchase securities of any one
securities issued by any one issuer (other than cash,          issuer (other than cash; cash items;
cash items, or securities issued or guaranteed by the          securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities, and        government of the United States or its
repurchase agreements collateralized by such securities)       agencies or instrumentalities and
if, as a result, more than 5% of the value of its total        repurchase agreements collateralized by
assets would be invested in the securities of that             such U.S. government securities; and
issuer, and will not acquire more than 10% of the              securities of other investment companies)
outstanding voting securities of any one issuer.               if, as a result, more than 5% of the
                                                               value of its
                                                               total assets
                                                               would be invested
                                                               in the securities
                                                               of that issuer,
                                                               or each Fund
                                                               would own more
                                                               than 10% of the
                                                               outstanding
                                                               voting securities
                                                               of that issuer.

---------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------- -----------------------------------------------
Investing in Real Estate                                       Investing in Real Estate (fundamental)
(Capital Appreciation Fund, Kaufmann Fund and Federated        The Funds may not purchase or sell real
Vermont Fund - fundamental)                                    estate, provided that this restriction
The Funds may not purchase or sell real estate, provided       does not prevent the Funds from investing
that this restriction does not prevent the Funds from          in issuers which invest, deal, or
investing in issuers which invest, deal, or otherwise          otherwise engage in transactions in real
engage in transactions in real estate or interests             estate or interests therein, or investing
therein, or investing in securities that are secured by        in securities that are secured by real
real estate or interests therein. The Funds may exercise       estate or interests therein. The Funds
their rights under agreements relating to such                 may exercise their rights under
securities, including the right to enforce security            agreements relating to such securities,
interests and to hold real estate acquired by reason of        including the right to enforce security
such enforcement until that real estate can be                 interests and to hold real estate
liquidated in an orderly manner.                               acquired by reason of such enforcement
                                                               until that real estate can be liquidated
(Total Return Bond Fund - fundamental) in an orderly manner. The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

---------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------- -----------------------------------------------
Investing in Commodities                                       Investing in Commodities (fundamental)
(Capital Appreciation Fund, fundamental)                       The Funds may not purchase or sell
The Fund may not purchase or sell physical commodities,        physical commodities, provided that the
provided that the Fund may purchase securities of              Funds may purchase securities of
companies that deal in commodities.                            companies that deal in commodities.  For
                                                               purposes of this restriction, investments
(Kaufmann Fund and Federated Vermont Fund- fundamental)        in transactions involving futures
The Fund may not purchase or sell physical commodities,        contracts and options, forward currency
provided that the Fund may purchase securities of              contracts, swap transactions and other
companies that deal in commodities.  For purposes of           financial contracts that settle by
this restriction, investments in transactions involving        payment of cash are not deemed to be
futures contracts and options, forward currency                investments in commodities.
contracts, swap transactions and other financial
contracts that settle by payment of cash are not deemed
to be investments in commodities.

(Total Return Bond Fund - fundamental) The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

---------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------- -----------------------------------------------
Underwriting                                                   Underwriting (fundamental)
(Capital Appreciation Fund, Kaufmann Fund, and Federated       The Funds may not underwrite the
Vermont Fund - fundamental)                                    securities of other issuers, except that
The Funds may not underwrite the securities of other           the Funds may engage in transactions
issuers, except that the Funds may engage in                   involving the acquisition, disposition or
transactions involving the acquisition, disposition or         resale of its portfolio securities, under
resale of its portfolio securities, under circumstances        circumstances where it may be considered
where it may be considered to be an underwriter under          to be an underwriter under the Securities
the Securities Act of 1933.                                    Act of 1933.

(Total Return Bond Fund - fundamental) The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities
Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

---------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------- -----------------------------------------------
Lending                                                        Lending (fundamental)
(Capital Appreciation Fund, Kaufmann Fund and Federated        The Funds may not make loans, provided
Vermont Fund- fundamental)                                     that this restriction does not prevent
The Fund may not make loans, provided that this                the Funds from purchasing debt
restriction does not prevent the Fund from purchasing          obligations, entering into repurchase
debt obligations, entering into repurchase agreements,         agreements, lending their assets to
lending its assets to broker/dealers or institutional          broker/dealers or institutional investors
investors and investing in loans, including assignments        and investing in loans, including
and participation interests.                                   assignments and participation interests.

(Total Return Bond Fund - fundamental) The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies and limitations.


---------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------- -----------------------------------------------
Concentration Concentration (fundamental) (Capital Appreciation Fund --
fundamental) The Funds will not make investments that The Fund will not make investments that will result in will result in the concentration of their the concentration of its investments in the securities investments in the securities of issuers of issuers primarily engaged in the same industry. primarily engaged in the same industry. Government securities, municipal securities and bank For purposes of this restriction, the instruments will not be deemed to constitute an industry. term concentration has the meaning set
                                                               forth in the 1940 Act, any rule or order
(Kaufmann Fund and Federated Vermont Fund -  fundamental)      thereunder, or any Securities and
The Fund will not make investments that will result in         Exchange Commission (SEC) staff
the concentration of its investments in the securities         interpretation thereof.  Government
of issuers primarily engaged in the same industry.  For        securities and municipal securities will
purposes of this restriction, the term concentration has       not be deemed to constitute an industry.
the meaning set forth in the 1940 Act, any rule or order
thereunder, or any SEC staff interpretation thereof.           Concentration (non-fundamental)
Government securities and municipal securities will not        In applying the concentration
be deemed to constitute an industry.                           restriction: (a) utility companies will
                                                               be divided according to their services,
(Total Return Bond Fund - fundamental) for example, gas, gas transmission, The
Fund will not invest 25% or more of the value of its electric and telephone will each be total assets in any one industry (other than securities considered a separate industry; (b) issued by the U.S. government, its agencies or financial service companies will be instrumentalities). classified according to the end users of
                                                               their services (for example, automobile
Concentration                                                  finance, bank finance and diversified
(Capital Appreciation Fund and Federated Vermont Fund -        finance will each be considered a
non-fundamental)                                               separate industry); and (c) asset backed
For purposes of the concentration limitation: (a)              securities will be classified according
utility companies will be divided according to their           to the underlying assets securing
services (for example, gas, gas transmission, electric         such securities. Also, to conform to the
and telephone will each be considered a separate               current view of the SEC that only
industry); (b) financial service companies will be             domestic bank instruments may be excluded
classified according to the end users of their services        from industry concentration limitations,
(for example, automobile finance, bank finance and             as a matter of non-fundamental policy, a
diversified finance will each be considered a separate         Fund will not exclude foreign bank
industry); and (c) asset backed securities will be             instruments from industry concentration
classified according to the underlying assets securing         limits as long as the policy of the SEC
such securities. To conform to the current view of the         remains in effect. Moreover, investments
SEC that only domestic bank instruments may be excluded        in bank instruments, and investments in
from industry concentration limitations, as a matter of        certain industrial development bonds
non-fundamental policy, the Fund will not exclude              funded by activities in a single
foreign bank instruments from industry concentration           industry, will be deemed to constitute
limits as long as the policy of the SEC remains in             investment in an industry, except when
effect. In addition, investments in bank instruments,          held for temporary defensive purposes.
and investments in certain industrial development bonds        The investment of more than 25% of the
funded by activities in a single industry, will be             value of a Fund's total assets in any one
deemed to constitute investment in an industry, except         industry will constitute "concentration."
when held for temporary defensive purposes. The
investment of more than 25% of the value of the Fund's
total assets in any one industry will constitute
"concentration."

---------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------- -----------------------------------------------
Investing in Restricted and Illiquid Securities                Illiquid Securities (non-fundamental)
(Capital Appreciation Fund, Kaufmann Fund and Federated        The Funds will not purchase securities
Vermont Fund - non-fundamental)                                for which there is no readily available
The Fund will not purchase securities for which there is       market, or enter into repurchase
no readily available market, or enter into repurchase          agreements or purchase time deposits
agreements or purchase time deposits maturing in more          maturing in more than seven days, if
than seven days, if immediately after and as a result,         immediately after and as a result, the
the value of such securities would exceed, in the              value of such securities would exceed, in
aggregate, 15% of the Fund's net assets.                       the aggregate, 15% of each Fund's net
                                                               assets.
(Total Return Bond Fund - non-fundamental) The Fund will not invest more than
15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, interest rate swaps, non-negotiable fixed time deposits with maturities over seven days, and certain restricted securities not determined by the Directors to be liquid.

---------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------- -----------------------------------------------
Investing in Other Investment Companies                        Investing in Other Investment Companies
(Kaufmann Fund - non-fundamental)                              (non-fundamental)
The Fund may invest its assets in securities of other          The Funds may invest their assets in
investment companies as an efficient means of carrying         securities of other investment companies
out its investment policies.  It should be noted that          as an efficient means of carrying out
investment companies incur certain expenses, such as           their investment policies.  It should be
management fees, and, therefore, any investment by the         noted that investment companies incur
Fund in shares of other investment companies may be            certain expenses, such as management
subject to such duplicate expenses.  At the present            fees, and, therefore, any investment by
time, the Funds expect that their investments in other         the Funds in shares of other investment
investment companies may include shares of money market        companies may be subject to such
funds, including funds affiliated with the Fund's              duplicate expenses.  At the present time,
Adviser.                                                       the Funds expect that their investments
The Fund may invest in the securities of affiliated            in other investment companies may include
money marked funds as an efficient means of managing the       shares of money market funds, including
Funds' uninvested cash.                                        funds affiliated with the Adviser of
                                                               distributor.
(Capital Appreciation Fund and Vermont Municipal Bond The Funds may invest in the securities of Fund - non-fundamental) affiliated money marked funds as an
The Fund may invest its assets in securities of other efficient means of managing the Funds' investment companies, including the securities of uninvested cash. affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

(Total Return Bond Fund - non-fundamental) The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.
The Fund may invest in mortgage backed, high yield and certain international fixed income securities primarily by investing in other investment companies
(which are not available for general investment by the public) that own those securities and that are advised by an affiliate of the Adviser. These other investment companies are managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

---------------------------------------------------------- -----------------------------------------------
---------------------------------------------------------- -----------------------------------------------
Restricted Securities (non-fundamental) Restricted Securities -- NA The Funds may invest in securities subject to restrictions or resale under the Securities
Act of 1933.

---------------------------------------------------------- -----------------------------------------------


        The Federated funds' investment objectives, policies and limitations are further described in the Prospectuses and Statements of Additional Information of Capital Appreciation Fund and Kaufmann Fund, each dated December 31, 2003, the Prospectus and Statement of Additional Information of Total Return Bond Fund, each dated January 31, 2004, and the Prospectus and Statement of Additional Information of the Federated Vermont Fund, each dated July 13, 2004. The Banknorth Funds' investment objectives, policies and limitations are further described in the combined Prospectus and Statement of Additional Information each dated November 30, 2003. These documents set forth in full the investment objectives, policies and limitations of each Federated Fund and Banknorth Fund, all of which are incorporated by reference herein.

Comparison of Risks

        Risks of Investing in Capital Appreciation Fund and Large Cap Core Fund. Both funds have stock market risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time. However, the risks for the funds differ in that Capital Appreciation Fund also has risk related to company size, which is posed by the fact that the medium capitalization companies in which Capital Appreciation Fund invests tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital; and risk of investing in ADRs, which is posed by the fact that the ADRs in which Capital Appreciation Fund invests are issued by foreign companies, and therefore Capital Appreciation Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. Both funds have liquidity risk, which is posed by the fact that the securities in which the fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Large Cap Core Fund also differs in that it is subject to sector risks because its portfolio may be comprised of securities issued by companies in similar businesses, which makes the fund more susceptible to developments that generally affect these issuers.



        Risks of Investing in Kaufmann Fund and Small/Mid Cap Core Fund. Both funds have stock market risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time; liquidity risk, which is posed by the fact that the equity securities in which the fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities; risk related to company size, which is posed by mid and small market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital. However, the risks for the funds differ in that Kaufmann Fund also has the risk of investing for growth, which is posed by the fact that growth stocks are typically more volatile than value stocks due to their relatively high valuations. In contrast, the Small/Mid Cap Core Fund pursues a blended style with an emphasis on growth. In addition, the Kaufmann Fund also has the risk of foreign investing, which is posed by the fact that the foreign securities in which Kaufmann Fund invests may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case; and currency risk which is posed by the fact that the foreign securities in which Kaufmann Fund invests are normally denominated and traded in foreign currencies and, as a result, the value of Kaufmann Fund's foreign investments may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.



        Risks of Investing in Total Return Bond Fund and Intermediate Bond Fund. Both funds have credit risk, which is the possibility that an issuer will default on a security by failing to pay interest or principal when due; and interest rate risk, which is posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Generally, prices of fixed income securities fall when interest rates rise and vice versa. The funds are also susceptible to liquidity risk, which occurs when the fixed income securities in which the fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities; and prepayment risk, which is posed by the relative volatility of mortgage backed securities. The likelihood of prepayments increases in a declining interest rate environment and decreases in a rising interest rate environment. This adversely affects the value of these securities.



        The risks for the funds differ in that Intermediate Bond Fund maintains a dollar weighted maturity of three to ten years, while the Total Return Bond Fund may seek total returns over longer periods of time. The greater a portfolio's average duration, the greater the changes in the portfolio's value in response to a change in market interest rates. In addition, Total Return Bond Fund also has risk associated with noninvestment grade securities, which occurs because Total Return Bond Fund may invest a portion of its assets in securities rated below investment grade, which may be subject to greater interest rate, credit and liquidity risks than investment grade securities; risk of foreign investing, which is posed by the fact that the foreign securities in which Total Return Bond Fund invests may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case; and currency risk, which is posed by the fact that the foreign securities in which the fund invests are normally denominated and traded in foreign currencies and, as a result, the value of the fund's foreign investments may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. Intermediate Bond Fund also differs in that it is subject to sector risks because its portfolio may be comprised of securities issued by companies in similar businesses, which makes the fund more susceptible to developments that generally affect these issuers.





          Risks of Investing in Federated Vermont Fund and Banknorth Vermont Fund. Both funds are subject to heightened market risk because they may invest in municipal securities with any maturity. The funds are each subject to the same risks -- credit risk, which is the possibility that an issuer will default on a security by failing to pay interest or principal when due; interest rate risk, which is posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes; call risk, which is the possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price; sector/diversification risk, which is posed by the fact that a substantial part of the fund's portfolio could be comprised of securities credit enhanced by insurance companies, banks or companies with similar characteristics; liquidity risk, which occurs when the fixed income securities in which the fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities; and tax risk. However, Federated Vermont Fund's tax risk derives primarily from its use of derivatives contracts, whose tax treatment is unclear. Consequently, Federated Vermont Fund may receive payments that are treated as ordinary income for federal income tax purposes. In contrast, because Banknorth Vermont Fund does not invest in derivatives contracts, its tax risk is limited to the possibility that the prices of tax-exempt securities may fall due to changes or proposed changes to tax laws and the possibility that tax-exempt securities may fail to meet certain legal requirements, which could result in the distribution of taxable interest to shareholders. Both funds are subject to Vermont risk because local political and economic factors may adversely affect the value and liquidity of securities held by the fund. Vermont is a predominately rural state with its key economic base comprised of tourism, recreation, agriculture, manufacturing, health care and higher education. The local economy of municipalities or political subdivisions in Vermont that are dependent on a large, local employer may be adversely affected by any events affecting that employer.



          A full description of the risks inherent in the investment in each Federated Fund and each Banknorth Fund is set forth in the Prospectuses and Statements of Additional Information of Capital Appreciation Fund and Kaufmann Fund, each dated December 31, 2003, the Prospectus and Statement of Additional Information of Total Return Bond Fund, each dated January 31, 2004, the Prospectus and Statement of Additional Information of the Federated Vermont Fund, each dated July 13, 2004, and the Prospectus and Statement of Additional Information of the Banknorth Funds each dated November 30, 2003, all of which are incorporated by reference herein.

Comparative Fee Tables

        The funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses currently incurred by each fund.

WHAT ARE THE FUND'S FEES AND EXPENSES?


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Banknorth Large Cap Core Fund, Federated Capital Appreciation Fund Class A Shares and Federated Capital Appreciation Fund Class A Shares Pro Forma Combined.





                                                                                                           Federated
                                                                                             Federated      Capital
                                                                                              Capital     Appreciation
                                                                                                          Fund Class A
Shareholder Fees                                                              Banknorth   Appreciation     Shares Pro
                                                                              Large Cap         Fund         Forma
                                                                              Core Fund       Class A       Combined
                                                                                               Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of           None           5.50%          5.50%
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                          None           None            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions)                                                                 None           None            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)             None           None            None
Exchange Fee                                                                   None           None            None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee                                                                0.75%2          0.75%          0.75%
Distribution (12b-1)  Fee                                                      None          0.25%3          0.25%3
Shareholder Services Fee                                                      0.25%           0.25%          0.25%
Other Expenses                                                                0.35%           0.27%          0.27%
Total Annual Fund Operating Expenses                                          1.35%           1.52%          1.52%



1 With respect to the Banknorth Large Cap Core Fund, the percentages shown are based on anticipated expenses for the entire fiscal year ending August 31, 2004.
However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated
average percentage. Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the
Fund expects to pay for the fiscal year ending August 31, 2004. With respect to the Federated Capital Appreciation Fund Class A Shares and the Federated Capital
Appreciation Fund Class A Shares Pro Forma Combined, the percentages shown are based on anticipated expenses for the entire fiscal year ended October 31, 2004.
However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated
average percentage. Although not contractually obligated to do so, the distributor expects to waive certain amounts. These are shown below along with the net expenses the Funds anticipates to pay for the fiscal year ending October
31, 2004.
Total Waivers of Fund Expenses.....................................................0.15%           0.25%          0.25%
Total Actual Annual Fund Operating Expenses (after waivers)                        1.20%           1.27%          1.27%

2 For the Banknorth Large Cap Core Fund, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund
(after the voluntary waiver) is expected to be 0.60% for the fiscal year ended
August 31, 2004. 3 The Class A Shares of the Federated Capital Appreciation Fund did not pay or accrue the distribution (12b-1) fee for the fiscal year ended
October 31, 2003. Class A Shares of the Federated Capital Appreciation Fund Pro
Forma Combined have no present intention of paying or accruing the distribution
(12b-1) fee for the fiscal year ending October 31, 2004.








EXAMPLE
This Example is intended to help you compare the cost of investing in the Banknorth Large Cap Core Fund, Federated Capital Appreciation Fund Class A
Shares and Federated Capital Appreciation Fund Class A Shares Pro Forma Combined with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waivers as estimated and shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                                  1 Year        3 Years        5 Years        10 Years
Banknorth Large Cap Core Fund                                     $ 137         $ 428           $ 739         $ 1,624
Federated Capital Appreciation Fund Class A Shares                $ 696        $ 1,004         $ 1,333        $ 2,263
Federated Capital Appreciation Fund Class A Shares Pro Forma      $ 696        $ 1,004         $ 1,333        $ 2,263
Combined


---------------------------------------------------------------------------------------------------------------








WHAT ARE THE FUND'S FEES AND EXPENSES?


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold
Banknorth Small/Mid Cap Fund, Federated Kaufmann Fund Class A Shares and
Federated Kaufmann Fund Class A Shares Pro Forma Combined.



                                                                                                                  Federated
                                                                                                    Federated      Kaufmann
                                                                                     Banknorth       Kaufmann    Fund Class A
                                                                                     Small/Mid         Fund       Shares Pro
                                                                                     Cap Core        Class A        Forma
Shareholder Fees                                                                       Fund           Shares       Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of                  None           5.50%      5.50%
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)                                          None           None            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other
Distributions)                                                                        None           None            None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None           None            None
Exchange Fee                                                                          None           None            None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee                                                                       0.75%2         1.43%3          1.43%3
Distribution (12b-1)  Fee                                                             None          0.25%4          0.25%4
Shareholder Services Fee                                                             0.25%           0.25%          0.25%
Other Expenses                                                                       1.09%5          0.26%          0.26%
Total Annual Fund Operating Expenses                                                 2.09%           2.19%          2.19%



1 With respect to the Banknorth Small/Mid Cap Core Fund, the percentages shown are based on anticipated expenses for the entire fiscal year ending August 31,
2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2004.
With respect to the Federated Kaufmann Fund Class A Shares and the Federated
Kaufmann Fund Class A Shares Pro Forma Combined, the percentages shown are based on anticipated expenses for the entire fiscal year ending October 31, 2004.
However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated
average percentage. Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive and/or reimburse certain amounts. These are shown below along with the net expenses the Funds anticipate to pay for the fiscal year ending October 31, 2004.
Total Waivers of Fund Expenses............................................0.64%           0.24%          0.24%
Total Annual Fund Operating Expenses (after waivers)                      1.45%           1.95%          1.95%
....................................................................
2 For the Banknorth Small/Mid Cap Core Fund, the adviser expects to voluntarily waive a portion of the management fee. The adviser can modify or terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) is anticipated to be 0.40% for the fiscal year ending August
31, 2004.

3 For the Class A Shares of the Federated Kaufmann Fund and the Federated
Kaufmann Fund Pro Forma Combined, the adviser expects to voluntarily waive a portion of the management fee. The adviser can modify or terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) is anticipated to be 1.28% for the fiscal year ending October
31, 2004.
4 For the Class A Shares of the Federated Kaufmann Fund and the Federated
Kaufmann Fund Pro Forma Combined, a portion of the distribution (12b-1) fee is anticipated to be voluntarily waived. The distributor can modify or terminate this voluntary waiver at any time. The distribution (12b-1) fee paid by the Fund's Class A Shares (after the voluntary waiver) is anticipated to be 0.16% for the fiscal year ending October 31, 2004. 5 For the Banknorth Small/Mid Cap
Core Fund, the administrator expects to voluntarily waive certain operating expenses of the Fund. The administrator can modify or terminate this anticipated voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) is anticipated to be 0.80% for the fiscal year ending August
31, 2004.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Banknorth Small/Mid Cap Core Fund, Federated Kaufmann Fund Class A Shares and
Federated Kaufmann Fund Class A Shares Pro Forma Combined with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waivers as estimated and shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                                 1 Year       3 Years      5 Years        10 Years
Banknorth Small/Mid Cap Core Fund                                 $212        $655         $1,124         $ 2,421
Federated Kaufman Fund Class A Shares                             $760       $1,197        $1,660         $2,935
Federated Kaufmann Fund Class A Shares Pro Forma Combined         $760       $ 1,197       $1,659         $2,933


---------------------------------------------------------------------------------------------------------------








WHAT ARE THE FUND'S FEES AND EXPENSES?


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold
Banknorth Intermediate Bond Fund, Federated Total Return Bond Fund Institutional
Service Shares and Federated Total Return Bond Institutional Service Shares Pro
Forma Combined.




                                                                                                               Federated
                                                                                                  Federated      Total
                                                                                                    Total     Return Bond
                                                                                Banknorth         Return          Fund
                                                                              Intermediate        Bond Fund   Institutional
                                                                                  Bond                         Shares Pro
Shareholder Fees                                                                  Fund        Institutional      Forma
                                                                                                   Service      Combined
                                                                                                   Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             None              None       None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                            None              None           None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and
other Distributions)                                                             None              None           None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None              None           None
Exchange Fee                                                                     None              None           None

Annual Fund Operating Expenses (Before Waivers)1
Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee                                                                  0.60%2            0.40%3         0.40%3
Distribution (12b-1)  Fee                                                        None             0.25%4         0.25%4
Shareholder Services Fee                                                        0.25%             0.25%          0.25%
Other Expenses                                                                  0.31%             0.17%5         0.17%5
Total Annual Fund Operating Expenses                                            1.16%             1.07%          1.07%



1 With respect to the Banknorth Intermediate Bond Fund, the percentages shown are based on anticipated expenses for the entire fiscal year ending August 31,
2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2004.
With respect to the Federated Total Return Bond Fund Institutional Shares and
the Federated Total Return Bond Fund Institutional Service Shares Pro Forma
Combined, the percentages shown are based on anticipated expenses for the entire fiscal year ending November 30, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, distributor and the transfer and dividend disbursing agent expect to waive certain amounts. These are shown below along with the net expenses the Funds anticipate to pay for the fiscal year ending November 30, 2004.
Total Waivers of Fund Expenses..................................................0.35%             0.42%          0.42%
Total Actual Annual Fund Operating Expenses (after waivers)                     0.81%             0.65%          0.65%

2 For the Banknorth Intermediate Bond Fund, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) is anticipated to be 0.25% for the fiscal year ending August 31, 2004.

3 For the Federated Total Return Bond Fund and Federated Total Return Bond Fund
Pro Forma Combined, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee to be paid by the Federated Total Return Bond Fund Institutional
Service Shares Pro Forma Combined (after the voluntary waiver) is anticipated to be 0.19% for the fiscal year ending November 30, 2004.

4 For the Institutional Service Shares of the Federated Total Return Bond Fund and Federated Total Return Bond Fund Pro Forma Combined, a portion of the distribution (12b-1) fee is expected to be voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Federated Total Return Bond Fund Institutional Service Shares Fund Pro Forma
Combined (after the voluntary waiver) is anticipated to be 0.05% for the fiscal year ending November 30, 2004.

5 For the Institutional Service Shares of the Federated Total Return Bond Fund and Federated Total Return Bond Fund Pro Forma Combined, the transfer and dividend disbursing agent expects to voluntarily waive a portion of its fees.
The transfer and dividend disbursing agent can terminate this voluntary waiver at any time. Total other expenses paid by the Federated Total Return Bond Fund
Institutional Service Shares Pro Forma Combined (after the voluntary waiver) is anticipated to be 0.16% for the fiscal year ended November 30, 2004.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Banknorth Intermediate Bond Fund, Federated Total Return Bond Fund Institutional
Service Shares and Federated Total Return Bond Fund Institutional Service Shares
Pro Forma Combined with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are before waivers as estimated and shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                                  1 Year         3 Years        5 Years        10 Years
Banknorth Intermediate Bond Fund                                   $118           $368            $638         $1,409
Federated Total Return Bond Fund Institutional Service            $ 109          $ 340           $ 590         $ 1,306
Shares
Federated Total Return Bond Fund Institutional Service Shares
-------------------------------------------------------------  ------------       $340       -------------- -------------
                                                                   $109                           $590         $1,306
Pro Forma Combined








WHAT ARE THE FUND'S FEES AND EXPENSES?
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Banknorth Vermont Municipal Bond Fund Class A Shares, Federated Vermont
Municipal Income Fund Class A Shares and Federated Vermont Municipal Income Fund
Class A Shares Pro Forma Combined.
                                                                                                         Federated Vermont
                                                                                   Federated Vermont     Municipal Income
                                                           Banknorth Vermont     Municipal Income Fund     Fund Class A
                                                          Municipal Bond Fund       Class A Shares1      Shares Pro Forma
Shareholder Fees                                                                                             Combined1
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a            None                   4.50%                 4.50%
percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds, as             None                   0.00%                 0.00%
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends (and other Distributions)                               None                   None                  None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if            None                   None                  None
applicable)
Exchange Fee                                                      None                   None                  None

Annual Fund Operating Expenses (Before Waivers) 2
Expenses That are Deducted From Fund Assets (as
percentage of average net assets)
Management Fee3                                                  0.50%                   0.40%                 0.40%
Distribution (12b-1) Fee                                          None                   0.25%4                0.25%4
Shareholder Services Fee                                         0.25%                   0.25%                 0.25%
Other Expenses                                                   0.35%                   0.41%5                0.41%5
                                                                 -----                   -----                 -----
Total Annual Fund Operating Expenses                             1.10%                   1.31%                 1.31%
Total Contractual Waivers of Fund Expenses                      (0.00%)                 (0.25%)               (0.25%)
                                                                -------                 -------               -------
Total Annual Fund Operating Expenses (after                      1.10%                   1.06%                 1.06%
contractual waivers) 4


1 Class A Shares of Federated Vermont Municipal Income Fund are a newly created share class.

2 With respect to Banknorth Vermont Municipal Bond Fund the percentages shown are based on anticipated expenses for the entire fiscal year ending August 31,
2004. Although not contractually obligated to do so, the adviser expects to waive certain amounts. These are shown below along with the net expenses the
Fund expects to pay for the fiscal year ending August 31, 2004. With respect to the Federated Vermont Municipal Income Fund Class A Shares and Federated Vermont
Municipal Income Fund Class A Shares Pro Forma Combined, the percentages shown are based on anticipated expenses for the entire fiscal year ending August 31,
2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and administrator expect to waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending
August 31, 2005. Total Voluntary Waivers of Fund Expenses 0.30% 0.26% 0.26%
.............................................. Total Actual Annual Fund Operating
Expenses (after 0.80% 0.80% 0.80% waivers) ..................... 3 For Banknorth
Vermont Municipal Bond Fund Class A Shares, the adviser expects to voluntarily waive a portion of the management fee. The adviser can modify or terminate this waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is anticipated to be 0.20% for the fiscal year ending August
31, 2004. For the Federated Vermont Municipal Income Fund Class A Shares and the
Federated Vermont Municipal Income Fund Class A Shares Pro Forma Combined, the
adviser expects to voluntarily waive a portion of the management fee. The adviser can modify or terminate this anticipated voluntary waiver at any time.
The management fee paid by the Fund (after the voluntary waiver) is expected to be 0.17% for the fiscal year ending August 31, 2005.

4 Pursuant to a written waiver agreement, the distributor for Class A Shares of the Federated Vermont Municipal Income Fund and the Federated Vermont Municipal
Income Fund Pro Forma Combined will waive the distribution (12b-1) fee. The contractual waiver will expire on August 27, 2006.

5 For the Class A Shares of the Federated Vermont Municipal Income Fund and the
Federated Vermont Municipal Income Fund Pro Forma Combined, the administrator expects to voluntarily waive a portion of its fee. The administrator can modify or terminate this voluntary waiver at any time. The total other operating expenses expected to be paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.38% for the fiscal year ending August 31, 2005.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Banknorth Vermont Municipal Bond Fund, Federated Vermont Municipal Income Fund
Class A Shares and Federated Vermont Municipal Income Fund Class A Shares Pro
Forma Combined with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each respective Fund's Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's respective Shares operating expenses are after the contractual waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                             1 Year                3 Years           5 Years         10 Years
Banknorth Vermont Municipal Bond Fund Class A Shares          $112                  $350              $606            $1,340
Federated Vermont Municipal Income Fund Class A               $553                  $772             $1,063           $1,892
Shares
Federated Vermont Municipal Income Fund Class A
Shares Pro Forma Combined                             --------------------          $772             $1,063           $1,892
                                                              $553




Distribution Arrangements

        Federated Securities Corp. ("FSC"), is the principal distributor for shares of the Federated Funds. All of the Federated Funds have adopted a Rule
12b-1 Distribution Plan (the "Distribution Plan") pursuant to which each fund may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the funds' Class A and Institutional
Service Shares to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan.

        Edgewood Services, Inc. ("Edgewood") acts as the distributor of the Banknorth Funds' shares. It is a subsidiary of Federated Investors, Inc.

               Purchases, Redemptions and Exchange Procedures

        SSB&T is transfer agent and dividend disbursing agent for the Federated
Funds. Boston Financial Data Services is the transfer agent and dividend disbursing agent for the Banknorth Funds. Services provided by each transfer agent include the issuance, cancellation and transfer of the funds' shares, and the maintenance of records regarding the ownership of such shares. Reference is made to the Prospectuses of Capital Appreciation Fund and Kaufmann Fund, each dated December 31, 2003, the Prospectus of Total Return Bond Fund, dated January
31, 2004, the Prospectus of Federated Vermont Fund, dated July 13, 2004, and the combined Prospectus of the Banknorth Funds dated November 30, 2003, for a complete description of the purchase, exchange, and redemption procedures applicable to purchases, exchanges, and redemptions of the Federated Funds and the Banknorth Funds' shares, respectively. Set forth below is a brief description of the significant purchase, exchange, and redemption procedures applicable to the Federated Funds' shares and the Banknorth Funds' shares.

        The following charts show the minimum initial and subsequent investment amounts for each fund:





Minimum Investments - Class A Shares or Institutional Service Shares

------------------- ---------------- ----------------- -------------------- ----------------- -------------------
Federated Fund          Initial         Subsequent       Retirement Plan    Retirement Plan       Systematic
                      Investment        Investment     Investment Minimum      Subsequent      Investment Plan
                        Minimum          Minimum                               Investment         Subsequent
                                                                                Minimum       Investment Minimum
Capital
Appreciation Fund
                        $1,500             $100               $250                $100               $50
Kaufmann Fund           $1,500             $100               $250                $100               $50
Total Return Bond       $25,000             $0                 NA                  NA                 NA
Fund
Federated Vermont
Fund
                        $1,500             $100                NA                  NA                $50
------------------- ---------------- ----------------- -------------------- ----------------- -------------------


---------------- ------------------- ----------------- -------------------- ----------------- --------------------
                      Initial           Subsequent       Retirement Plan    Retirement Plan       Systematic
                 Investment Minimum     Investment     Investment Minimum      Subsequent       Investment Plan
                                         Minimum                               Investment         Subsequent
                                                                                Minimum       Investment Minimum
Banknorth Funds        $2,500              $100               $250                $100               $100
---------------- ------------------- ----------------- -------------------- ----------------- --------------------


        Initial Investment Minimums of the Federated Funds will be waived for purposes of the Reorganization.

        Due to the high cost of maintaining accounts with low balances, the Federated Funds may redeem shares in a shareholder's account and pay the proceeds if the shareholder's account balance falls below the required minimum initial investment amount. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum.

        Purchases of shares of Capital Appreciation Fund, Kaufmann Fund and Federated Vermont Fund may be made through an investment professional, directly from the Fund or through an exchange from another Federated Fund. Purchases of shares of Total Return Bond Fund may be made through an investment professional or directly from the Fund. Some authorized dealers may charge a transaction fee for this service. Each Fund reserves the right to reject any purchase request.

        Purchases of shares of Banknorth Funds may be made through Banknorth, through an authorized broker/dealer, or directly from the Funds.

        The purchase price of the Federated Funds' shares is based on net asset value, plus any applicable sales charges. However, shareholders of the Banknorth Funds will not be charged these sales charges in connection with the Reorganizations. Trust customers of Banknorth will not be charged a sales charge on future purchases of Federated Funds. Retail shareholders of Banknorth will be charged a sales charge on future purchases of Federated Funds.



        Class A Shares of Capital Appreciation Fund and Kaufmann Fund are sold at NAV, plus a front end sales charge as listed below:

Amount of Transaction                   Sales Charge as a % of Offering Price
Less than $50,000                       5.50%
$50,000 but less than $100,000          4.50%
$100,000 but less than $250,000         3.75%
$250,000 but less than $500,000         2.50%
$500,000 but less than $1 million       2.00%
$1 million or greater                   0.00%

        Class A Shares of Federated Vermont Fund are sold at NAV, plus a front end sales charge as listed below:

Amount of Transaction                   Sales Charge as a % of Offering Price
Less than $100,000                      4.50%
$100,000 but less than $250,000         3.75%
$250,000 but less than $500,000         2.50%
$500,000 but less than $1 million       2.00%
$1 million or greater                   0.00%


        Institutional Service Shares of Total Return Bond Fund do not carry a front end sales charge.

        A contingent deferred sales charge ("CDSC") of 0.75% of the redemption amount applies to Class A Shares of Capital Appreciation Fund and Kaufmann Fund redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction. This charge will not be applicable to the redemption of shares acquired in a Reorganization.

        Purchase orders for each fund are effected at the offering price next calculated after receipt of the order. The net asset value per share for the Federated Funds and the Banknorth Funds is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Inc. (the "NYSE") on each day on which the NYSE is open for business ("NYSE Closing Time"). Each Fund also offers a Systematic Investment Program. Additionally, the funds can be purchased through a retirement account.

        Capital Appreciation Fund, Kaufmann Fund and Federated Vermont Fund offer the ability to exchange into the same class of the Federated Fund without paying a sales charge. The new Fund shares will be the same class as the current shares. Any contingent deferred sales charges will continue to be calculated from the date of the shareholder's initial investment.

        Redemptions of the Federated Funds may be made through an investment professional or by telephoning the Funds at 1-800-341-7400. To redeem shares by mail, written requests must be received in proper form and mailed to Federated Shareholder Services Company. Shares of the Federated Funds are redeemed at their net asset value next determined after the redemption request is received in proper form on each day on which the Fund computes its net asset value. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days to allow the shareholder's purchase payment to clear; during periods of market volatility; or when the shareholder's trade activity or amount adversely impacts a fund's ability to manage its assets.

        Redemptions of shares of the Banknorth Funds may be made by calling Banknorth Funds Shareholder Services at 1-888-247-4505, by wire for Trust customers, or by mail.



        Dividends and Other Distributions

        Capital Appreciation Fund and Kaufmann Fund declares and pays any dividends annually, and capital gain distributions at least annually. Total Return Bond Fund and Federated Vermont Fund declare dividends daily and pays them monthly and capital gain distributions at least annually. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at net asset value.

        Large Cap Core Fund and Small/Mid Cap Core Fund declare and pay dividends quarterly. Intermediate Bond Fund and Banknorth Vermont Fund declare and pay dividends monthly. The Funds pay capital gains distributions, if any, at least annually. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at net asset value.

        Capital Appreciation Fund and Total Return Bond Fund distribute both taxable dividends and capital gains. Kaufmann Fund distributes primarily capital gains. Federated Vermont Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund's dividends may not be exempt. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Capital gains distributions are taxable at different rates depending upon the length of time a fund holds its assets. Redemptions and exchanges are taxable sales. Investors should consult their tax adviser regarding federal, state and local tax liability.



        Performance Information

        The bar charts and tables below show the potential risks and rewards of investing in each Federated and Banknorth Fund. The bar charts provide an indication of the risks of investing in the Banknorth Funds Shares and Federated Fund's Class A or Institutional Service Shares (Total Return Bond Fund) by showing changes in each Banknorth Fund and Federated Fund's Class A or Institutional Service Shares (Total Return Bond Fund) performance from year to year. The tables show how each Banknorth and Federated Fund's average annual total returns for the one year, five years and ten years (or start of performance) compared to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions. The bar chart and total return information for Federated Vermont Fund has not been provided because the fund is newly created for purposes of the proposed Reorganization and has not commenced operations other than incidental to its organization.

                         Keep in mind that past performance does not guarantee
future results.

               Risk/Return Bar Chart

Federated Capital Appreciation Fund

The performance information shown below will help you analyze the Capital Appreciation Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Capital Appreciation Fund's Class A Shares' total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Capital Appreciation Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of Capital Appreciation Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "-20" and increasing in increments of 10 up to 50.

The `x' axis represents calculation periods for the last ten years of the Capital Appreciation Fund's Class A Shares, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares of the Capital Appreciation Fund for each calendar year is stated directly at the top of each respective bar. The total return percentages for the years 1993 through 2002 are 11.31%, (0.30)%, 37.17%, 18.39%, 30.62%, 20.07%, 43.39%, (3.76)%, (6.19)% and (18.76)%, respectively.


The total returns shown in the bar chart do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the period shown in the bar chart, the Capital Appreciation Fund's Class A Shares highest quarterly return was 27.57% (quarter ended December 31, 1999). Its lowest quarterly return was (17.40)% (quarter ended September 30, 2002).

Federated Kaufmann Fund

The Federated Kaufmann Fund is the successor to The Kaufmann Fund, Inc. pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the Federated Kaufmann Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for periods prior to April 23, 2001, is historical information of The Kaufmann Fund, Inc. The Kaufmann Fund, Inc. was managed by Edgemont Asset Management Corp. and had the same investment objectives and strategies as the Federated Kaufmann Fund and substantially the same investment policies as the Federated Kaufmann Fund. The Kaufmann Fund, Inc. shareholders received Class K Shares of the Federated Kaufmann Fund as a result of the reorganization.

The Federated Kaufmann Fund's Class A Shares, B Shares and C Shares commenced operation on April 23. 2001. For the period prior to the commencement of operations of Class A, Class B and Class C Shares, the performance information shown in the bar chart below is for the Federated Kaufmann Fund's Class K Shares, adjusted to reflect the expenses of Class A Shares. The performance information will help you analyze the Federated Kaufmann Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Federated Kaufmann Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Federated Kaufmann Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Class A Shares of Federated Kaufmann Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "-30" and increasing in increments of 10 up to 40.

The `x' axis represents calculation periods for the last ten years of the Federated Kaufmann Fund's Class A Shares, beginning with the earliest year. The light gray shaded chart features 10 distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares of the Federated Kaufmann Fund for each calendar year is stated directly at the top of each respective bar. The total return percentages for the years 1993 through 2002 are 17.86%, 8.68%, 36.51%, 20.58%, 12.25%, 0.43%, 25.66%, 10.55%, 7.78% and (21.41)%, respectively.


The total returns shown in the bar chart for the Federated Kaufmann Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the bar chart, the Federated Kaufmann Fund's Class A Shares highest quarterly return was 35.47% (quarter ended December 31, 1999). Its lowest quarterly return was (18.76)% (quarter ended September 30, 1998).




Federated Total Return Bond Fund

The performance information shown below will help you analyze the Total Return Bond Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Total Return Bond Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Total Return Bond Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Institutional Service Shares of Total Return Bond Fund as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "-2" and increasing in increments of 2 up to 12.

The `x' axis represents calculation periods for the last seven years of the Total Return Bond Fund's Institutional Service Shares, beginning with the earliest year. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares of the Total Return Bond Fund for each calendar year is stated directly at the top of each respective bar. The total return percentages for the years 1997 through 2003 are 10.25%, 8.91%, (1.15)%, 10.94%, 7.77%, 8.80% and 4.99%, respectively.


The Total Return Bond Fund's Institutional Service Shares are sold without a sales charge (load). The total returns in the bar chart above are based upon net asset value.

Within the period shown in the bar chart, the Total Return Bond Fund's Institutional Service Shares highest quarterly return was 4.47% (quarter ended September 30, 1998). Its lowest quarterly return was (0.95)% (quarter ended June 30, 1999).




Banknorth Large Cap Core Fund

The performance information shown below will help you analyze the Large Cap Core Fund's investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Shares of Large Cap Core Fund as of the calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "-20" and increasing in increments of 10 up to 40.

The `x' axis represents calculation periods for the last five years of the Large Cap Core Fund's Shares, beginning with the earliest year. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Shares of the Large Cap Core Fund for each calendar year is stated directly at the top of each respective bar. The total return percentages for the years 1998 through 2002 are 36.15%, 19.45%, (3.07)%, (11.44)% and (14.44)%, respectively.


The Large Cap Core Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the periods shown in the bar chart, the Large Cap Core Fund's highest quarterly return was 26.07% (quarter ended December 31, 1998). Its lowest quarterly return was (13.76)% (quarter ended September 30, 2001).

Banknorth Small/Mid Cap Core Fund

The performance information shown below will help you analyze the Small/Mid Cap Core Fund's investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Small/Mid Cap Core Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Shares of Small/Mid Cap Core Fund as of the calendar year-end for each of three years.

The `y' axis reflects the "% Total Return" beginning with "-15" and increasing in increments of 5 up to 10.

The `x' axis represents calculation periods for the last three years of the Small/Mid Cap Core Fund's Shares, beginning with the earliest year. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Shares of the Small/Mid Cap Core Fund for each calendar year is stated directly at the top of each respective bar. The total return percentages for the years 2000 through 2002 are (0.82)%, (8.05)% and (12.88)%, respectively.


The Small/Mid Cap Core Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the periods shown in the bar chart, the Small/Mid Cap Core Fund's highest quarterly return was 16.28% (quarter ended March 31, 2000). Its lowest quarterly return was (19.70)% (quarter ended September 30, 2001).




Banknorth Intermediate Bond Fund

The performance information shown below will help you analyze the Intermediate Bond Fund's investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Intermediate Bond Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Shares of Intermediate Bond Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "-5" and increasing in increments of 5 up to 15.

The `x' axis represents calculation periods for the last ten years of the Intermediate Bond Fund's Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Shares of the Intermediate Bond Fund for each calendar year is stated directly at the top of each respective bar. The total return percentages for the years 1993 through 2002 are 6.76%, (2.40)%, 14.37%, 3.36%,
6.95%, 6.90%, (1.15)%, 6.80%, 6.42% and 8.11%, respectively.


The Intermediate Bond Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the periods shown in the bar chart, the Intermediate Bond Fund's highest quarterly return was 4.79% (quarter ended June 30, 1995). Its lowest quarterly return was (1.62)% (quarter ended March 31, 1994).

Banknorth Vermont Municipal Bond Fund

The performance information shown below will help you analyze the Vermont Municipal Bond Fund's investment risks in light of its historical returns. The bar chart shows the variability of the total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Vermont Municipal Bond Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Shares of Vermont Municipal Bond Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "-5" and increasing in increments of 5 up to 10.

The `x' axis represents calculation periods for the last ten years of the Vermont Municipal Bond Fund's Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Shares of the Vermont Municipal Bond Fund for each calendar year is stated directly at the top of each respective bar. The total return percentages for the years 1993 through 2002 are 6.58%, (1.44)%, 9.06%, 3.54%,
5.46%, 4.36%, 0.80%, 3.53%, 4.43% and 5.45%, respectively.


The Vermont Municipal Bond Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Within the periods shown in the bar chart, the Vermont Municipal Bond Fund's highest quarterly return was 3.18% (quarter ended March 31, 1995). Its lowest quarterly return was (2.52)% (quarter ended March 31, 1994).


        Average Annual Total Return Tables


        The following tables represent each Federated Fund's Average Annual Total Returns for the periods ended December 31, 2003. Each of the returns shown reflects applicable sales charges. Remember, you will not be charged any sales charges in connection with the Reorganizations of the Banknorth Funds into the Federated Funds. If the returns shown below did not reflect applicable sales charges, the returns would have been higher. Return Before Taxes is shown. In addition, Return After Taxes is shown for each fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown.



        The tables also show the Capital Appreciation Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index ("S&P 500") and the Lipper Large Cap Core Fund Average ("LLCCFA"), a broad-based market index, and an average of funds with similar objectives; the Kaufmann Fund's total returns averaged over a period of years relative to the Russell Mid-Cap Growth Index ("RMGI") and the Lipper Mid-Cap Growth Index ("LMCGI"), both broad-based market indexes; and the Total Return Bond Funds total returns averaged over a period of years relative to the Lehman Brothers Aggregate Bond Index ("LBAB"), a broad based market index. Index returns do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

        Past performance is no guarantee of future results. The information provides you with historical performance information so that you can analyze whether each Fund's investment risks are balanced by its potential returns.

FEDERATED CAPITAL APPRECIATION FUND
(For the periods ended December 31, 2003) 1 Year 5 Years 10 Years Class A
Shares: Return Before Taxes 16.99% 4.24% 12.08% Return After Taxes on Distributions* 16.80% 3.42% 10.50% Return After Taxes on Distributions and Sale of Fund Shares* 11.04% 3.25% 9.84% S&P 500 28.67% (0.57)% 11.06% LLCCFA 25.59%
(1.75)% 8.78% * After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.



FEDERATED KAUFMANN FUND
(For the periods ended December 31, 2003)          1 Year                 5 Years               10 Years
Class A Shares:*
Return Before Taxes                                37.10%                  10.04%                12.52%
Return After Taxes on Distributions**              36.91%                  7.13%                 10.48%
Return After Taxes on Distributions and
Sale of Fund Shares**                              24.35%                  7.43%                 10.24%
RMGI                                               42.06%                  1.67%                 7.67%
LMCGI                                              35.77%                  2.27%                 7.72%


* The Fund's Class A Shares total returns for such periods are those of the Kaufmann Fund's Class K Shares, but adjusted to reflect the sales charge or contingent sales charge (CDSC) and expenses applicable to that Class.
** After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After
   Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


FEDERATED TOTAL RETURN BOND FUND                                                                     Start of
(For the periods ended December 31, 2003)            1 Year                    5 Years             Performance*
Institutional Service Shares:
Return Before Taxes                                   4.99%                     6.19%                 7.32%
Return After Taxes on Distributions**                 3.39%                     3.83%                 4.88%
Return After Taxes on Distributions and
Sale of Fund Shares**                                 3.32%                     3.80%                 4.73%
LBAB                                                  4.10%                     6.62%                 7.52%


* The Fund's Institutional Service Shares start of performance date was October
1, 1996.
** After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After
Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain
(or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.




        The following tables represent each Banknorth Fund's Average Annual
Total Returns for the period ended December 31, 2003. Return Before Taxes is shown. In addition, Return After Taxes is shown for each fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown.



        The tables also show the Large Cap Core Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Index ("S&P 500"), a broad-based market index; the Small/Mid Cap Core Fund's total returns averaged over a period of years relative to the Russell MidCap Index ("RMCI"), a broad-based market index; the Intermediate Bond Funds total returns averaged over a period of years relative to the Lehman Brothers Intermediate
Government/Credit Index ("LBIGC"), a broad based market index; and the Vermont
Municipal Bond Funds total returns averaged over a period of years relative to the Lehman Brothers 5-Year Municipal Bond Index ("LB5-YMBI"), a broad market performance benchmark for the tax exempt bond market. Index returns do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

        Past performance is no guarantee of future results. The information provides you with historical performance information so that you can analyze whether each Fund's investment risks are balanced by its potential returns.


Large Cap Core Fund
(For the Periods Ended
December 31, 2003)                             1 Year                  5 Years          Start of Performance*
-----------------------------------------------------------------------------------------------------------------
Return Before Taxes                            18.69%                   0.81%                   6.18%
Return After Taxes on Distributions**          18.69%                  (0.08)%                  5.08%
Return After Taxes on Distributions
and Sale of Fund Shares**                      12.15%                   0.52%                   5.09%
S&P 500 (reflects no deduction for
fees, expenses, or taxes)                      28.67%                  (0.57)%                  3.87%
* The Fund's start of performance date was December 17, 1997.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund Shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund is the successor to the Investor's Equity Fund (Former Fund), a former series of Forum Funds pursuant to a reorganization that took place on January 8, 2001. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for periods prior to January 8, 2001, is historical information of the Former Fund. The Former Fund was managed by the Stratevest Group, N.A. and had substantially the same investment policies as the Fund. The reorganization was approved by the Former Fund's shareholders, who on January 8, 2001, received
Shares of the Fund.


SMALL/MID CAP CORE FUND
(For the Periods ended December 31, 2003)            1 Year           Start of Performance*
Return Before Taxes                                  25.16%                   2.36%
Return After Taxes on
Distributions**                                      24.63%                   1.69%
Return After Taxes on
Distributions and Sale of Fund Shares**              17.03%                   1.80%
RMCI
(reflects no deduction for fees, expenses,
or taxes)                                            40.06%                   6.42%

* The Fund's start of performance date was May 31, 1999.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund Shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund is the successor to a portfolio of assets of CF Mid/Small Cap Fund
(Former Fund), a common trust fund managed by the Adviser, which was transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted returns include the returns of the Former Fund for periods before October 2, 2000, adjusted to reflect the Fund's expenses. The Former Fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, returns may have been adversely affected.


INTERMEDIATE BOND FUND
(For the periods ended December 31,
2003)                                       1 Year            5 Years           10 Years
Return Before Taxes                          2.66%             4.50%              5.10%
Return After Taxes on Distributions*         1.12%             3.26%              4.48%
Return After Taxes on Distributions
and Sale of Fund Shares*                     1.72%             3.09%              4.06%
LBIGC
(reflects no deduction for fees,
expenses, or taxes) 4.31% 6.65% 6.63% * After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund
Shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund is the successor to a portfolio of assets of CF Max Income Bond Fund
(Former Fund), a common trust fund managed by the Adviser, which were transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted performance includes the performance of the Former Fund for periods before the date the Fund's operations commenced on October 2, 2000, adjusted to reflect the Fund's expenses. The Former Fund was not registered under the 1940
Act and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940
Act, performance may have been adversely affected.


BANKNORTH VERMONT FUND
(For the Periods ended December 31, 2003)         1 Year         5 Years        10 Years

Return Before Taxes                               2.73%           3.38%           3.76%

Return After Taxes on Distributions*              1.12%           3.26%           4.48%
Return After Taxes on Distributions and Sale
of Fund Shares*                                   1.72%           3.09%           4.06%


Lehman Brothers 5-Year Municipal Bond Index
(reflects no deduction for fees, expenses, or taxes) 4.13% 5.57% 5.42% * After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes on distributions and sale of Fund Shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund is the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Former Fund), a common trust fund managed by the Adviser, which were transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted performance includes the performance of the Former Fund for periods before the date the Fund's operations commenced on October 2, 2000, adjusted to reflect the Fund's expenses. The Former Fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, performance may have been adversely affected.



MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Federated Capital Appreciation Fund

This report covers Federated Capital Appreciation Fund's fiscal year performance period from November 1, 2002, through October 31, 2003. During this period, the fund produced total returns of 16.89%, 15.99%, 15.95% and 17.83% for Class A, Class B, Class C and Class K shares, respectively, based on net asset value
(NAV).*

Equities' rebound following the long bear market is reflected in the fund's performance. However, the fund underperformed its benchmark, the Standard & Poor's 500 Index, which returned 20.80% during the same period.** The fund lagged its peer group as measured by the Lipper Large Cap Core Funds Average category,*** which produced an average total return of 16.86% for the same period.

Stock selection within the Consumer Staples and Materials sectors aided performance, while weaker stock selections within the Information Technology, Financials and Consumer Discretionary sectors were detractors. Our overweights in the Utilities and Industrials sectors were beneficial during the year, with returns being limited by our underweighted position in Financials and our overweighted positions in Energy and Consumer Staples stocks.

Top-performing holdings for the fund included Intel Corp. (2.3% of net assets), EMC Corp. (0.9% of net assets), Citigroup, Inc. (2.4% of net assets), Morgan Stanley (1.6% of net assets). Positions that impacted the fund negatively included Schering Plough Corp. (0.7% of net assets), Lockheed Martin Corp. (0.7% of net assets), and Fifth Third Bancorp (0.3% of net assets).

As you may recall, the split between value and growth holdings in Federated Capital Appreciation Fund never exceeds 60%-40% either way. As of October 31, 2003, the fund held 46% of its assets in growth stocks and the remaining 54% in value stocks.

Our moves to increase the portfolio's exposure to more cyclically sensitive names were correct, and we continue to be overweight in the Information Technology and Industrials sectors, with an emphasis on the corporate cyclicals. Our overweighted positions in the Energy and Telecommunication Services sectors are contrarian, deeper value plays.

* Performance quoted is based on net asset value. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, B and C shares were 10.45%, 10.49%, and 13.80%, respectively. Current performance information is available at www.federatedinvestors.com or by calling 1-800-341-7400.

** The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

*** Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges.


Line Graph

The graph below illustrates the hypothetical investment of $10,000* in the Federated Capital Appreciation Fund (Class A Shares) (the "Fund") from October 31, 1993 to October 31, 2003 compared to the Standard and Poor's 500 Index (S&P
500)** and the Lipper Large-Cap Core Funds Average (LLCCFA).***

AVERAGE ANNUAL TOTAL RETURN**** FOR THE PERIOD ENDED OCTOBER 31, 2003
1 Year............................................10.45%
5 Years............................................6.22%
10 Years..........................................11.32%
Start of Performance (1/1/1977).............12.84%


The graphic presentation displayed here consists of a line graph. The corresponding components of the line graph are listed in the upper left corner of the line graph. The Class A Shares of Federated Capital Appreciation Fund (the "Fund"), based on a 5.50% sales charge, are represented by a solid line. The S&P 500 Index ("S&P 500") is represented by a dotted line, the Lipper Large-Cap Core Funds Average ("LLCCFA") is represented by a dash line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund, the S&P 500 and the LLCCFA. The "x" axis reflects computation periods from 10/31/93 to 10/31/03. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares, based on a 5.50% sales charge, as compared to the S&P 500, and the LLCCFA. The ending values were $30,942, $26,968, and $23,124, respectively.


Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund with no sales load. Effective January 1, 1996, the fiscal year end of this Fund was changed from December 31 to October 31. Effective November 14, 1995, the maximum sales charge was 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

** The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

*** The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance.

**** Total returns quoted reflect all applicable sales charges.





Federated Kaufmann Fund

Fiscal 2003, which ended October 31, 2003, was an excellent year for Federated Kaufmann Fund. Total return (for the Class A, Class B and Class C Shares, respectively) was 38.42%, 37.50% and 37.50%, respectively, at net asset value for the year.* According to Lipper Inc., this put the fund in the top 14% of its category, Mid-Cap Growth Funds, for the reporting period.** The fund's Class A Shares ranked 68 out of 492 funds for the one-year period as of 10/31/03 in the Lipper Mid-Cap Growth category based on total returns.

In general, the stock market was very strong during the second half of fiscal 2003, reflecting the steadily improving prospects for a strong economic recovery. Some of the fund's biggest gainers during the reporting period were companies that, as dominant competitors in their fields, are helping to lead that recovery-- companies such as PETsMART, Advance Auto Parts, Cendant and Seagate Technology.

Many of the fund's core positions are in fast-growing, highly-profitable, conservatively-financed, well-managed companies. They are companies that we have followed for years or are in industries that we know well. In general, we are quite optimistic about how these companies should benefit from a continuation of the economic upturn. Moreover, even after the run-up some stocks have had in the last six months, valuations continue to be attractive. The price-to earnings ratios of PETsMART, Advance Auto Parts, Cendant and Seagate Technology, to mention again some of our biggest recent gainers, are all well below what one might expect for such companies in an ebullient market in a low interest rate environment. It seems to us that the stocks of some of the highest quality companies have lagged behind lesser names in the recent stock market run-up. This is another reason that we are positive about the intermediate-term prospects for Federated Kaufmann Fund's portfolio. Lastly, we have managed to build up a good-sized cash position. This should give us good flexibility in the months ahead, particularly if the IPO market begins to recover along with the economy.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return based on offering price, (i.e. less any applicable sales charges) for Class A, Class B, and Class C Shares were 30.81%, 32.00%, and 35.13%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

** Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.


Line Graph

Growth of $10,000 Investment over 15 years in Federated Kaufmann Fund*


The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner of the line graph. The Class A Shares of Federated Kaufmann Fund (the "Fund"), based on a 5.50% sales charge, are represented by a solid line. The Russell Mid-Cap Growth Index ("RMGI") is represented by a dotted line, and the Lipper Mid-Cap Growth Index ("LMCGI") is represented by a dash line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund, the RMGI, and the LMCGI. The "x" axis reflects computation periods from 10/31/88 to 10/31/03. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares, based on a 5.50% sales charge, as compared to the RMGI, and the LMCGI. The ending values were $101,734, $54,303, and $49,608, respectively.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2003
                                    1 Year         2 Years       5 Years        10 Years      15 Years

Federated Kaufmann Fund**           38.42%         12.29%        13.86%        13.27%         17.06%
Russell Mid-Cap Growth Index***     39.30%         7.13%         4.62%          9.17%         11.78%
Lipper Mid-Cap Growth Index***      31.17%         3.09%         5.63%          8.09%         11.27%


Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represent a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and the LMCGI have been adjusted to reflect reinvestment of all dividends on securities in the index.

** Performance shown is for the Fund's Class A Shares at net asset value. Based on the maximum sales charge of 5.50%, the Fund's Class A Shares' average annual 1-year, 2-year, 5-year, 10-year and 15-year total returns were 30.81%, 9.16%, 12.58%, 12.63% and 16.62%, respectively. Additional classes of shares are available. Performance for these classes will vary due to differences in charges and expenses. The fund is the successor to the Kaufmann Fund, Inc. (Kaufmann
Fund) pursuant to a reorganization that took place on April 23, 2001. Prior to that date, the fund's Class A, Class B and Class C shares had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, but has been adjusted to reflect the maximum sales charge or contingent deferred sales charge and expenses applicable to the fund's Class A, Class B, and Class C shares. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

*** The RMGI and the LMCGI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. These indexes are unmanaged.




Federated Total Return Bond Fund

The Federated Total Return Bond Fund's Institutional and Institutional Service Shares, posted total returns for the 12-month reporting period ended November 30, 2003 of 6.21% and 5.90%, respectively, based on net asset value, versus a 5.61% return for the Lipper Intermediate Investment Grade Debt Category Average.*,** In addition, the fund also outperformed the 5.18% return of its benchmark, the Lehman Brothers Aggregate Bond Index.*** The primary reasons for the strong relative performance were the duration and sector allocation decisions.**** Anticipating a rising rate environment due to stronger economic activity and higher corporate earnings, the Fund largely maintained a portfolio less sensitive to interest rates along with greater economic sensitivity relative to its benchmark index. This resulted in a duration target neutral to slightly shorter than the benchmark, with a sector allocation which over-weighted corporate bonds and under-weighted U.S. government securities. As a result, the fund generated both above average income and total return relative to its peer group and benchmark index.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

** Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

*** Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

**** Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Line Graph

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000* in the Federated Total Return Bond Fund (Institutional Service Shares) (the "Fund") from October 1, 1996 (start of performance) to November 30, 2003 compared to the Lehman Brothers Aggregate Bond Index (LBAB)** and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).***

Average Annual Total Returns for the Year Ended 11/30/2003
1 Year                                      5.90%
5 Years                                            6.00%
Start of Performance (10/1/1996)                   7.23%


The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner of the line graph. The Institutional Service Shares of Federated Total Return Bond Fund (the "Fund"), are represented by a solid line. The Lehman Brothers Aggregate Bond Index ("LBAB") is represented by a dotted line, and the Lipper Intermediate Investment Grade Debt Category Average ("LIIGDCA") is represented by a dash line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Service Shares of the Fund, the LBAB, and the LIIGDCA. The "x" axis reflects computation periods from 10/1/96 to 11/30/03. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Service Shares, as compared to the LBAB and the LIIGDCA. The ending values were $41,242, $41,863 and $37,865, respectively.


Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The LBAB and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index.

** The LBAB is not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

*** The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.




Management's Discussion of Fund Performance


Banknorth Large Cap Core Fund

The year ended August 31, 2003 provided equity investors with quite a roller coaster ride. The Standard & Poor's 500 Index (S&P 500)* twice tested the low of below 800 first reached in July 2002 before rebounding to close out the period above the 1000 mark. The NASDAQ registered even more impressive gains, up over 50% from its lows. The drivers of this performance were an economic background of slow recovery, falling interest rates, and outside events that included the Iraq situation, tax cuts, and the early stages of the 2004 Presidential race. These events raised investor uncertainty to very high levels early in 2003, causing a third and final test of the market low in March. This was followed by a strong recovery that provided a total return of 12.06% for the twelve-month reporting period for the S&P 500, the fund's most appropriate benchmark, following two years of declines.

The Banknorth Large Cap Core Fund lagged the market in these volatile times, with a total return of 6.78%, behind the S&P 500 by approximately 5.30%. The shortfall occurred during the second quarter of calendar 2003. While we realized positive returns during that time, the market overall did far better. This was due to our emphasis on better quality companies with steadier growth prospects and lower risk profiles, an approach that served us well during the years of decline. During the second quarter the market favored stocks of lower quality which would benefit from a robust economic recovery. Our own outlook, although positive, was for a more moderate pace of economic growth. We positioned the portfolio in companies and sectors with less aggressive, more assured potential for increased earnings. We note that the fund's performance has improved since the end of the second quarter.

* The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.


GROWTH OF $10,000 INVESTED IN BANKNORTH LARGE CAP CORE FUND*,**
The following chart reflects a hypothetical comparison in the change in value of a $10,000 investment from December 17, 1997 to August 31, 2003, including the maximum sales charge, in Banknorth Large Cap Core Fund, including reinvestment of dividends and distributions, to the S&P 500. Total returns for the index do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's returns. The Fund is professionally managed while the index is unmanaged and is not available for investment. During the period, the Fund waived certain fees and expenses; otherwise, total return would have been lower.


The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner of the line graph. The Shares of Banknorth Large Cap Core Fund (the "Fund"), based on a 5.50% sales charge, are represented by a solid line. The Standard & Poor's 500 Index ("S&P 500") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Shares of the Fund and the S&P 500. The "x" axis reflects computation periods from 12/17/97 to 8/31/03. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Shares, based on a 5.50% sales charge, as compared to the S&P 500. The ending values were $12,542 and $11,333, respectively.


AVERAGE ANNUAL TOTAL RETURN*** FOR THE PERIOD ENDED AUGUST 31, 2003**
1 Year                          0.95%
5 Years                         4.09%
Since Inception (12/17/97)      4.05%

Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). Beginning November 30, 2003, the Fund no longer charges a sales charge.

** The Fund is the successor to the Investors Equity Fund (Former Fund), a former series of Forum Funds, pursuant to a reorganization that took place on January 8, 2001. Prior to that date, the Fund had no investment operations. The returns provided for periods prior to January 8, 2001, are historical information of the Former Fund. The Former Fund was managed by the Banknorth Group, N.A. and had substantially the same investment policies as the Fund.

*** Total return quoted reflects all applicable sales charges.




Banknorth Small/Mid Cap Core Fund

The year ended August 31, 2003 provided equity investors with quite a roller coaster ride. The Standard & Poor's 500 Index (S&P 500)* twice tested the low of below 800 first reached in July 2002 before rebounding to close out the period above the 1000 mark. The NASDAQ registered even more impressive gains, up over 50% from its lows. The drivers of this performance were an economic background of slow recovery, falling interest rates, and outside events that included the Iraq situation, tax cuts, and the early stages of the 2004 Presidential race. These events raised investor uncertainty to very high levels early in 2003, causing a third and final test of the market low in March. This was followed by a strong recovery that provided a 12-month total return of 12.06% for the S&P 500 following two years of declines. The Russell Midcap Index (RMCI)**, the fund's benchmark, returned 21.92%.

The Banknorth Small/Mid Cap Core Fund lagged the market in these volatile times, recording a total return of 7.33%. The bulk of this shortfall occurred during the second quarter of calendar 2003. While we realized positive returns during that time, the market overall did far better. This was due to our emphasis on better quality companies with steadier growth prospects and lower risk profiles, an approach that served us well during the years of decline. During the second quarter especially, the market favored stocks of lower quality which would benefit from a robust economic recovery. Many of the best performing companies in the RMCI fail to meet our quality standards for consideration for purchase, and our own outlook, although positive, was for a more moderate pace of economic growth. We positioned the portfolio in companies and sectors with less aggressive, more assured potential for increased earnings. These companies did well, but not spectacularly.

* The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

** The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The index is unmanaged, and investments cannot be made in an index.

GROWTH OF $10,000 INVESTED IN BANKNORTH SMALL/MID CAP CORE FUND*,**
The following chart reflects a hypothetical comparison in the change in value of a $10,000 investment from May 31, 1999 to August 31, 2003, including the maximum sales charge, in Banknorth Small/Mid Cap Core Fund, including reinvestment of dividends and distributions, to the Russell 2500 Index(R2500I)*** and the RMCI. Total returns for each index do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's returns. The Fund is professionally managed while each index is unmanaged and is not available for investment. During the period, the Fund waived certain fees and expenses; otherwise, total return would have been lower.


The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner of the line graph. The Shares of Banknorth Small/Mid Cap Core Fund (the "Fund"), based on a 5.50% sales charge, are represented by a solid line. The Russell Midcap Index ("RMCI") is represented by a dotted line, and the Russell 2500 Index ("R2500I") is represented by a dash line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Shares of the Fund, the RMCI, and the R2500I. The "x" axis reflects computation periods from 5/31/99 to 8/31/03. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Shares, based on a 5.50% sales charge, as compared to the RMCI, and the R2500I. The ending values were $9,572, $11,822, and $13,173, respectively.




AVERAGE ANNUAL TOTAL RETURN**** FOR THE PERIOD ENDED AUGUST 31, 2003**
1 Year                          1.40%
Since Inception (5/31/99)      (1.02)%

Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450).

** The Fund is the successor to a portfolio of assets of CF Mid/Small Cap Fund (Former Fund), a common trust fund managed by the Adviser, which was transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted returns are the returns of the Former Fund for periods before October 2, 2000, adjusted to reflect the Fund's expenses. The Former Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, returns may have been adversely affected.

*** The R2500I measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 23% of the total market capitalization of the Russell 3000 Index. The index is unmanaged, and investments cannot be made in an index.

**** Total return quoted reflects all applicable sales charges.




Banknorth Intermediate Bond Fund

During the last 12 months, economic uncertainty and the impending conflict with Iraq loomed large for U.S. financial markets. By the end of the reporting period, the mood had moved from apprehension to optimism as a result of a successful military campaign, positive earnings growth, and stronger economic reports. As a result the bond market experienced a significant level of price volatility during this period. The yield of the 10-year U.S. Treasury note hit a 45-year low of 3.11% on June 13, then went on to close at 4.46% at the end of the fiscal period. Through much of the last three years, falling interest rates boosted returns from bonds with the longest maturities and the highest quality ratings. Those trends reversed themselves in the second half of the year. The fund's results reflect these changes as falling bond prices more than offset interest income.

For the six and 12-month reporting periods ended August 31, 2003, the fund underperformed its benchmark, the Lehman Brothers Intermediate Government/Credit Index (LBIGC)*. At the start of the reporting period the fund's maturity structure was positioned for a period of rising interest rates, a strategy that contributed positively to relative returns in the first quarter of 2003. In the second quarter, however, this positioning detracted from performance. During the second quarter, the U.S. Federal Reserve announced concerns about deflation risk and as a result continued to support an easing bias cutting the federal funds target rate by 25 basis points to 1.00% in its June meeting. In a declining rate environment, the fund's short maturity profile relative to the LBIGC detracted from overall results for the year. Although interest rates increased sharply in late June and July, the change in rates served to only partially offset the fund's overall results versus the LBIGC. Simultaneously, a greater exposure to investment grade bonds, compared to the benchmark, contributed positively to overall performance. Over the reporting period, corporate bond performance improved relative to government bonds due to the positive effects of a gradually improving economic environment.

* The LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. The index is unmanaged, and investments cannot be made in an index.

GROWTH OF $10,000 INVESTED IN BANKNORTH INTERMEDIATE BOND FUND*,**
The following chart reflects a hypothetical comparison in the change in value of a $10,000* investment from August 31, 1993 to August 31, 2003, including the maximum sales charge, in Banknorth Intermediate Bond Fund, including reinvestment of dividends and distributions, to the Lehman Brothers Intermediate Government/ Credit Index (LBIGC). Total returns for the index do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's returns. The Fund is professionally managed while the index is unmanaged and is not available for investment. During the period, the Fund waived certain fees and expenses; otherwise, total return would have been lower.


The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner of the line graph. The Shares of Banknorth Intermediate Bond Fund (the "Fund"), are represented by a solid line. The Lehman Brothers Intermediate Government/Credit Index ("LBIGC") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Shares of the Fund and the LBIGC. The "x" axis reflects computation periods from 8/31/93 to 8/31/03. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Shares, as compared to the LBIGC. The ending values were $15,499 and $18,624, respectively.


AVERAGE ANNUAL TOTAL RETURN*** FOR PERIOD ENDED AUGUST 31, 2003**
1 Year . . .(1.44)%
5 Years . . 3.59%
10 Years . .4.48%

Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.75% ($10,000 investment minus $375 sales charge = $9,625).

** The Fund is the successor to a portfolio of assets of CF Max Income Bond Fund (Former Fund), a common trust fund managed by the Adviser, which was transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted returns are the returns of the Former Fund for periods before October 2, 2000, adjusted to reflect the Fund's expenses. The Former Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, returns may have been adversely affected.

*** Total return quoted reflects all applicable sales charges.

Banknorth Vermont Municipal Bond Fund

During the 12 months ended August 31, 2003, interest rates have increased significantly, except for the shorter end of the yield curve. Five years and longer, we saw rates increase on average 20%. On the long end, fifteen to thirty years, rates were up on average 8%. All in all, for the first time in a long time we saw rising interest rates.

The Banknorth Vermont Municipal Bond Fund was up 1.74%. This performance was in line with some general and state specific municipal indices; there is no Vermont benchmark index for appropriate comparison.

The fund has an average maturity and duration* in the intermediate term and invests primarily in high quality Vermont paper, with less than 8% currently invested in out of state issues, excluding the money market balance. Our largest issuers include the State of Vermont, Vermont Municipal Bond Bank, Vermont Housing Finance Agency, Burlington Public Improvement and Vermont Education and Health for Marlboro College.

During the reporting period, the Vermont economy continued to lag the U.S. economy as a whole. Unemployment rates remained lower than the U.S. average, despite the increasing number of corporate layoffs (IBM, Blodgett, Ethan Allen and others). Like other New England states, Vermont's fiscal policy went into deficit in 2002. Yet, the general obligation of the state retained an AA-rating.

* Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF $10,000 INVESTED IN BANKNORTH VERMONT MUNICIPAL BOND FUND*,**
The following chart reflects a hypothetical comparison in the change in value of a $10,000 investment from August 31, 1993 to August 31, 2003, including the maximum sales charge, in Banknorth Vermont Municipal Bond Fund, including reinvestment of dividends and distributions, to the Lehman Brothers 5-Year Municipal Bond Index.*** Total returns for the index do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's returns. The Fund is professionally managed while the index is unmanaged and is not available for investment. During the period, the Fund waived certain fees and expenses; otherwise, total return would have been lower.


The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed in the upper left corner of the line graph. The Shares of Banknorth Vermont Municipal Bond Fund (the "Fund"), are represented by a solid line. The Lehman Brothers 5-Year Municipal Bond Index ("LB5YBI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Shares of the Fund and the LB5YBI. The "x" axis reflects computation periods from 8/31/93 to 8/31/03. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Shares, as compared to the LB5YBI. The ending values were $13,789 and $16,845, respectively.


AVERAGE ANNUAL TOTAL RETURN**** FOR THE PERIOD ENDED AUGUST 31, 2003**
1 Year                          (2.08)%
5 Years                         2.37%
10 Years                        3.26%

Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.75% ($10,000 investment minus $375 sales charge = $9,625).

** The Fund is the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Former Fund), a common trust fund managed by the Adviser, which was transferred to the Fund on October 2, 2000 in exchange for Fund shares. The quoted returns are the returns of the Former Fund for periods before October 2, 2000, adjusted to reflect the Fund's expenses. The Former Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Former Fund had been registered under the 1940 Act, returns may have been adversely affected.

*** The Lehman Brothers 5-Year Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. The index is unmanaged and investments cannot be made in an index.

**** Total return quoted reflects all applicable sales charges.




Fund Management

        BIA is the investment adviser to the Banknorth Funds. FEMCOPA is the investment adviser to Capital Appreciation Fund and Kaufmann Fund and FIMCO is the investment adviser to Total Return Bond Fund and Federated Vermont Fund. BIA is responsible for the investment management of each Banknorth Fund's assets, including decisions regarding the purchase and sale of portfolio securities. FEMCOPA and FIMCO are responsible for the investment management of each Federated Fund's assets, including decisions regarding the purchase and sale of portfolio securities. FEMCOPA, FIMCO and other subsidiaries of Federated have as of December 31, 2003, approximately $198 billion in assets under management. BIA's address is One Portland Square, Portland, ME 04112. FEMCOPA and FIMCO's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

        The annual investment advisory fee for Capital Appreciation Fund is 0.75% of the fund's average daily net assets. The annual investment advisory fee for Kaufmann Fund is 1.425% of the fund's average daily net assets. The annual investment advisory fee for Total Return Bond Fund and Federated Vermont Fund is 0.40% of the fund's average daily net assets. The annual investment advisory fee for Large Cap Core Fund and Small/Mid Cap Core Fund is 0.75%, Intermediate Bond Fund is 0.60% and Banknorth Vermont Fund is 0.50% of each fund's average daily net assets.

        BIA, FEMCOPA and FIMCO may voluntarily choose to waive a portion of their advisory fee or reimburse other expenses of each fund. These voluntary waivers or reimbursements may be terminated at any time in the adviser's sole discretion.

        The following individuals serve as portfolio managers of Capital Appreciation Fund:


David P. Gilmore

David P. Gilmore has been the Fund's Portfolio Manager since September 2000. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the Fund's Adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.


Linda A. Duessel

Linda A. Duessel has been the Fund's Portfolio Manager since November 2001. Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Fund's Adviser in January 2000 and served as a Vice President of the Fund's Adviser from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of the Fund's Adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.

        The following individuals serve as portfolio managers of Kaufmann Fund:


Lawrence Auriana

Lawrence Auriana has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and
Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in Economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch

Hans P. Utsch has been the Fund's Portfolio Manager since February 1986. He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.


Jonathan Art
Jonathan Art was named a portfolio manager of the Fund in October 2003. Mr. Art was an investment analyst with Edgemont Asset Management Corp., adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1995 to 2001. He has been an investment analyst with the Fund's current adviser since April 2001. Mr. Art earned a B.E.S. in mathematical sciences from The John Hopkins University and an M.S. in Management from the Massachusetts Institute of Technology.


Mark Bauknight

Mark Bauknight was named a portfolio manager of the fund in October 2003. Mr. Bauknight was an investment analyst with Edgemont Asset Management Corp., adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1997 to 2001. He has been an investment analyst with the Fund's current adviser since April 2001. Mr. Bauknight earned a B.A. in economics and a B.A. in political science from the University of North Carolina at Chapel Hill and an M.B.A. from the University of Oxford.

        The following individuals serve as portfolio managers of Total Return Bond Fund:


Joseph M. Balestrino

Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1996. He is Vice President of Federated Total Return Series, Inc. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


Mark E. Durbiano

Mark E. Durbiano has been the Fund's Portfolio Manager since inception. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.


Donald T. Ellenberger

Donald T. Ellenberger has been the Fund's Portfolio Manager since November 1997. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a
Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.


Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

        The following individuals serve as portfolio managers of Federated Vermont Fund:




Lee R. Cunningham II

Lee R. Cunningham II joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998. He was named an Assistant Vice President of the Fund's Adviser in January 1998 and became a Vice President of the Fund's Adviser in July 2000. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentrations in Finance and Operations from the University of Pittsburgh.


Mary Jo Ochson
Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed income products in 2004 and is Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.





The following individuals serve as portfolio managers of the Banknorth Funds:

The Large Cap Core Fund and Small/Mid Cap Core Fund are managed by Robert A. Magan. Mr. Magan has been a Vice President and Investment Consultant with the Adviser and/or its predecessors since 1996. He has over eight years of investment management and investment analysis experience. He specializes in investment management and securities trading. He typically works with both personal and tax-exempt accounts. Mr. Magan received his B.S. from Plymouth State College and has earned the right to use the Chartered Financial Analyst designation.

The Banknorth  Vermont Fund and Intermediate Bond Fund are co-managed by William
S. Wolff and Ms. Carol Smith. The Intermediate Bond Fund is co-managed by Richard P. Vandale and Ms. Smith. Mr. Wolff is a Managing Director and Executive Vice President of the Adviser, and has been employed by the Adviser and/or its predecessors since 1970. Mr. Wolff's 28 years of investment experience includes management of pooled investment vehicles (such as common and collective trust funds) with a variety of investment styles, including value investing, large, mid and small cap investing, and fixed income management. He earned a B.S. degree from the University of Vermont and a CTFA designation. Ms. Smith is a Vice President and Investment Consultant and has been employed by the Adviser and/or its predecessors since 1983. Ms. Smith's banking and economic experience include 17 years of trust and investment management ranging from trust department experience to overseeing investment portfolios and trading. She earned a B.S. in Business Administration from the University of Vermont and is a graduate of the New York Bankers Investment School. Mr. Vandale is an Executive Vice President and Chief Investment Officer and has been with the Adviser since 2002. Prior to joining the Adviser, Mr. Vandale was an Institutional Investment Consultant with Wellington Management Company and a Portfolio Manager with Standish, Ayer & Wood both in Boston, Massachusetts. He earned a BBA in Finance from then University of Massachusetts-Amherst and an MBA from Northeastern University. Additionally, Mr. Vandale has earned the right to use the Chartered Financial Analyst designation and is a Certified Financial Planner.




Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts.

The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds. It is possible that an unfavorable determination will cause a material adverse impact on Federated's financial position, results of operations or liquidity in the period in which the effect becomes reasonably estimable.



Financial Highlights



        The financial highlights tables are intended to help you understand the Banknorth Funds and the Capital Appreciation Fund's, Kaufmann Fund's and Total Return Bond Fund's financial performance. The financial highlights table is not available for Federated Vermont Fund since the fund is newly created for purposes of the proposed Reorganization and has not commenced operations other than incidental to its organization. The financial information in the tables below is for the fiscal years ended August 31, 2003 (Banknorth Funds), October 31, 2003 (Capital Appreciation Fund and Kaufmann Fund) and November 30, 2003 (Total Return Bond Fund). The information below has been derived from the financial statements of the Banknorth Funds, Capital Appreciation Fund, and Total Return Bond Fund, which have been audited by Deloitte & Touche LLP and derived from financial statements of Kaufmann Fund, which have been audited by Ernst & Young LLP. Deloitte & Touche LLP's reports on the Banknorth Funds, Capital Appreciation Fund's and Total Return Bond Fund's financial statements as of August 31, 2003, October 31, 2003 and November 30, 2003 are included in the Statement of Additional Information relating to this Prospectus/Proxy Statement ("SAI") dated August 16, 2004. Ernst & Young LLP's report on Kaufmann Fund's financial statements as of October 31, 2003 is also included in the SAI dated August 16, 2004. Some of the information is presented on a per share basis. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and capital gains). The information should be read in conjunction with the financial statements of the Banknorth Funds, Capital Appreciation Fund, Kaufmann Fund and Total Return Bond Fund incorporated by reference in the SAI.




FEDERATED CAPITAL APPRECIATION FUND

Financial Highlights - Class A Shares
(For a Share Outstanding Throughout Each Period)

Year Ended October 31             2003            2002           2001          2000         1999
Net Asset Value, Beginning
of Period                        $19.40          $22.48         $29.05        $25.36       $18.73
Income From
Investment Operations:
Net investment income             0.09            0.131          0.17          0.11         0.06
Net realized and
unrealized gain
(loss) on investments,
futures
contracts and options             3.17           (3.04)1        (4.97)         4.96         7.46
TOTAL FROM
INVESTMENT OPERATIONS             3.26           (2.91)         (4.80)         5.07         7.52
Less Distributions:
Distributions from net
investment income                (0.08)          (0.17)         (0.08)        (0.07)       (0.07)
Distributions from net
realized gain
on investments                    --               --           (1.69)        (1.31)       (0.82)
TOTAL DISTRIBUTIONS              (0.08)          (0.17)         (1.77)        (1.38)       (0.89)
Net Asset Value, End of          $22.58          $19.40         $22.48        $29.05       $25.36
Period
Total Return2                    16.89%         (13.10)%       (17.25)%       20.61%       41.17%


Ratios to Average Net
Assets:
Expenses                         1.27%3          1.23%3         1.23%         1.24%        1.27%
Net investment income            0.62%           0.76%1         0.80%         0.41%        0.26%
Expense                          0.00%5          0.00%5         0.00%5        0.00%5       0.00%5
waiver/reimbursement4
Supplemental Data:


Net assets, end of period
(000 omitted) $2,179,111 $1,337,564 $699,510 $637,523 $262,083 Portfolio
turnover 40% 71% 61% 126% 55% 1 Effective November 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain/loss on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. 3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements.
4 This expense decrease is reflected in both the expense and the net investment income ratios shown above. 5 Represents less than 0.01%. Further information about the Fund's performance is contained in the Fund's Annual Report dated October 31, 2003, which can be obtained free of charge.



FEDERATED KAUFMANN FUND

Financial Highlights - Class A Shares
(For a Share Outstanding Throughout Each Period)

                                                                               Period Ended
Year Ended October 31                      2003               2002             10/31/20011
Net Asset Value, Beginning of Period       $3.54             $4.23                $4.33
Income From Investment Operations:
Net operating loss                        (0.06)2          (0.05)2,3             (0.02)2
Net realized and unrealized gain
(loss) on investments,
options and foreign currency               1.42             (0.28)3               (0.08)
transactions
TOTAL FROM INVESTMENT OPERATIONS           1.36              (0.33)               (0.10)
Less Distributions:
Distributions from net realized
gain on investments,
options and foreign currency                --               (0.36)                --
transactions
Net Asset Value, End of Period             $4.90             $3.54                $4.23
Total Return4                             38.42%            (8.90)%              (2.31)%

Ratios to Average Net Assets:
Expenses                                   1.95%             1.95%                1.95%5
Net operating loss                        (1.45)%           (1.25)%3             (0.93)%5
Expense waiver/reimbursement6              0.24%             0.18%                0.17%5
Supplemental Data:
Net assets, end of period (000          $1,191,117          $435,500             $85,169
omitted)
Portfolio turnover                          72%               65%                  74%
1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001. 2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.
3 Effective November 1, 2001, the Fund adopted the provisions of the American
Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for
Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended October 31, 2002, this change had no effect on the net operating loss per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net operating loss to average net assets. Per share, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation. 4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
5  Computed on an annualized basis.
6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above. Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2003, which can be obtained free of charge.









FEDERATED TOTAL RETURN BOND FUND

Financial Highlights - Institutional Service Shares
(For a Share Outstanding Throughout Each Period)

                                              Year Ended                   Period            Year Ended
                                             November 30,                   Ended          September 30,
                                   2003          2002          2001      11/30/20001      2000         1999
Net Asset Value, Beginning
of Period:                        $10.62        $10.68        $10.25       $10.16        $10.18       $10.90
Income From
Investment Operations:
Net investment income              0.48          0.61          0.64         0.11          0.66         0.60
Net realized and unrealized
gain (loss) on investments and
foreign currency transactions      0.14         (0.02)         0.43         0.09         (0.01)       (0.70)
TOTAL FROM
INVESTMENT
OPERATIONS                         0.62          0.59          1.07         0.20          0.65        (0.10)
Less Distributions:
Distributions from net
investment income                 (0.49)        (0.60)        (0.64)       (0.11)        (0.66)       (0.60)
Distributions from net
realized
gain on investments and
foreign currency transactions       --          (0.05)         --            --          (0.01)       (0.02)
TOTAL DISTRIBUTIONS               (0.49)        (0.65)        (0.64)       (0.11)        (0.67)       (0.62)
Net Asset Value,
End of Period                     $10.75        $10.62        $10.68       $10.25        $10.16       $10.18
Total Return2                      5.90%         5.79%        10.66%        1.98%        6.64%       (0.93)%


Ratios to Average Net Assets:
Expenses                           0.65%         0.66%        0.65%        0.65%3        0.65%        0.65%
Net investment income              4.41%         5.80%        5.99%        6.58%3        6.64%        5.80%
Expense
waiver/reimbursement4              0.42%         0.43%        0.43%        0.45%3        0.43%        0.57%
Supplemental Data:
Net assets, end of period
(000 omitted)                    $442,611      $253,207      $190,476      $82,682      $75,687      $21,376
Portfolio turnover                  60%           74%          68%           9%           49%          97%
1  The fund has changed its fiscal year end from September 30 to November 30.
2  Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
3  Computed on an annualized basis.
4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above. Further information about the Fund's performance is contained in the Fund's Annual Report, dated November 30, 2003, which can be obtained free of charge.







FINANCIAL HIGHLIGHTS
BANKNORTH FUNDS

(SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                      Selected Data for a Single Share

                                                                       Net Realized                      Distribution     Ending
                                         Beginning          Net             and         Dividends          from Net        Net
                                         Net Asset      Investment      Unrealized       from Net         Investment      Asset
                                         Value Per        Income      Gain (Loss) on    Investment          Gains       Value Per
------------------------------------       Share          (Loss)        Investments       Income                          Share

------------------------------------
Banknorth Large Cap Core Fund
September 1, 2002 to August 31, 2003      $  7.97         $(0.01          $ 0.55         $    --           $    --        $  8.51
September 1, 2001 to August 31, 2002       8.83            (0.02           (0.83     )     --               (0.01    )     )7.97
June 1, 2001 to August 31, 2001 (f)        9.61            (0.01           (0.77     )     --                --            )8.83
June 1, 2000 to May 31, 2001               12.15           (0.01           (1.00     )     --               (1.53    )     )9.61
June 1, 1999 to May 31, 2000               11.49           (0.03           1.80            --               (1.11    )     12.15
June 1, 1998 to May 31, 1999               10.13           (0.01           2.31            --      (d)      (0.94    )     11.49

------------------------------------
Banknorth Small/Mid Cap Core Fund
September 1, 2002 to August 31, 2003       7.18            (0.04           0.44            --               (0.84    )     )6.74
September 1, 2001 to August 31, 2002       7.86            (0.07           (0.61     )     --                --            )7.18
October 2, 2000 (e) to August 31,
2001                                       10.00           (0.08           (2.04     )     --               (0.02    )     )7.86

------------------------------------
Banknorth Intermediate Bond Fund
September 1, 2002 to August 31, 2003       10.49           0.48            (0.22     )    (0.48    )         --            10.27
September 1, 2001 to August 31, 2002       10.39           0.53            0.10           (0.53    )         --            10.49
October 2, 2000 (e) to August 31,
2001                                       10.00           0.49            0.39           (0.49    )         --            10.39

------------------------------------
Banknorth Vermont Municipal Bond
Fund
September 1, 2002 to August 31, 2003       10.27           0.34            (0.17     )    (0.34    )         --            10.10
September 1, 2001 to August 31, 2002       10.22           0.38            0.05           (0.38    )         --            10.27
October 2, 2000 (e) to August 31,
2001                                       10.00           0.37            0.22           (0.37    )         --            10.22

---------------------------------------------------------------------------------------------------------------

(a)    Total return calculations do not include sales charges.
(b)    The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements.
(c)    Annualized.
(d)    Distributions per share were less than $0.01.
(e)    Commencement of operations.
(f) The Fund changed its fiscal year end from May 31 to August 31.







                                                       Ratios/Supplemental Data

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Ratios to Average Net Assets

                       Net Assets At                  Net                                               Gross
------------------     End of Period               Investment                                        Expenses (b)          Portfolio
      Total             000's Omitted                Income                     Net                                        Turnover
    Return (a)         (             )               (Loss)                   Expenses                                       Rate


------------------
      6.78%               $104,817                  (0.13)%                    1.34%                    1.35%                 59%
     (9.68)%               76,020                   (0.41)%                    1.43%                    1.48%                 34%
     (8.12)%               43,930                  (0.43)%(c)                 1.45%(c)                 1.75%(c)               12%
     (9.04)%               46,926                   (0.14)%                    1.25%                    1.47%                 26%
      15.96%               34,398                   (0.21)%                    1.10%                    1.42%                 26%
      24.21%               32,134                   (0.06)%                    1.10%                    1.44%                 16%


------------------
      7.33%                17,395                   (0.45)%                    1.63%                    1.99%                 73%
     (8.65)%               20,535                   (0.84)%                    1.49%                    1.69%                 48%
     (21.22)%              29,050                  (1.06)%(c)                 1.45%(c)                 1.83%(c)               31%


------------------
      2.42%               112,934                    4.50%                     1.01%                    1.16%                 50%
      6.09%               122,586                    5.03%                     0.99%                    1.14%                 11%
      9.12%               141,864                   5.28%(c)                  1.05%(c)                 1.41%(c)               9%


------------------
      1.74%                80,497                    3.30%                     0.84%                    1.10%                 20%
      4.33%                82,132                    3.75%                     0.81%                    1.11%                 7%
      6.00%                86,924                   3.96%(c)                  0.91%(c)                 1.37%(c)               11%

---------------------------------------------------------------------------------------------------------------



                      INFORMATION ABOUT THE REORGANIZATIONS


        Description of the Proposed Reorganizations

        This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Statement of Additional Information relating to this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information of the Federated Funds and the Banknorth Funds and the Plans. The Plans provide for the Reorganizations to occur on or about August 27, 2004 (each, the "Closing Date"). The Plans provide that all of the assets of each Banknorth Fund will be transferred to the corresponding Federated Fund at the closing on the Closing Date of the Reorganizations. In exchange for the transfer of these assets, each Federated Fund will simultaneously issue at the closing on the Closing Date a number of full and fractional shares of the Federated Fund to the corresponding Banknorth Fund equal in value to the aggregate net asset value of the corresponding Banknorth Fund as of such time. The value of the assets of each Banknorth Fund acquired on the Closing Date will be valued in accordance with the valuation procedures of the acquiring Federated Fund, which differ from the valuation procedures of the Banknorth Funds.

        Following the transfer of assets in exchange for shares of the respective Federated Fund, each corresponding Banknorth Fund will distribute all the shares of the respective Federated Fund pro rata to its shareholders of record in complete liquidation and termination of the Banknorth Fund. Shareholders of each Banknorth Fund owning shares at the closing on the Closing Date of the Reorganizations will receive a number of shares of the corresponding Federated Fund with the same aggregate value as the shareholder had in the Banknorth Fund immediately before the Reorganizations. Such distribution will be accomplished by the establishment of accounts in the names of each Banknorth Fund's shareholders on the share records of the corresponding Federated Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the Federated Fund due to the shareholders of the corresponding Banknorth Fund. The Banknorth Funds will then be terminated.

        The Federated Funds do not issue share certificates to shareholders. Shares of each Federated Fund to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by Banknorth Funds' shareholders. Shareholders of Large Cap Core Fund, Small/Mid Cap Core Fund and Banknorth Vermont Fund will receive Class A Shares of the relevant Federated Fund, Shareholders of Intermediate Bond Fund will receive Institutional Service Shares of Total Return Bond Fund. Each Reorganization is independent of the other; therefore, if the shareholders of one Banknorth Fund approve their Reorganization, it is expected to proceed regardless of whether the shareholders of the other three funds approve their Reorganization.

        The Plans contain customary representations, warranties and conditions. The Plans provide that the consummation of the Reorganizations with respect to each Banknorth Fund and the corresponding Federated Fund is conditioned upon, among other things: (i) approval of the Reorganization by the relevant Banknorth Fund's shareholders; and (ii) the receipt by the Banknorth Fund and the Federated Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Banknorth Fund, its shareholders and the Federated Fund. The Plans may be terminated with respect to either Reorganization if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of the Banknorth Funds or the Federated Funds, as the case may be, determines that the Reorganization is not in the best interests of the shareholders of the Banknorth Fund or the corresponding Federated Fund, respectively.



        The Federated Funds will pay the cost of registering their shares in the various states. All other expenses of the Reorganizations will be paid by FEMCOPA, FIMCO, or their affiliates.



        If the Reorganizations are implemented as proposed, BIA's affiliate, Banknorth Wealth Management (BNWM), may receive from FEMCOPA, FIMCO or their affiliates on the Closing Date a lump sum payment based primarily upon the value of the net assets of the Banknorth Funds. The closing payment relates to BNWM's sale to Federated of certain assets, including its books and records relating to the Banknorth Funds, and related matters. After the Reorganizations, BNWM, or its affiliates, may enter into an agreement with subsidiaries of Federated under which BNWM, or its affiliates may receive shareholder servicing and/or account administrative fees of up to .25% of the average daily value of net assets maintained in shareholder accounts invested in certain Federated Funds for which BNWM or an affiliate provides services.

        Description of Federated Fund Shares and Capitalization

        Shares of the Federated Funds to be issued to shareholders of the corresponding Banknorth Funds under the Plans will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of each Federated Fund provided herewith for additional information about shares of the Federated Fund.

        The following tables set forth the unaudited capitalization of Large Cap Core Fund into Capital Appreciation Fund, Small/Mid Cap Core Fund into Kaufmann Fund, Intermediate Bond Fund into Total Return Bond Fund and Banknorth Vermont Fund into Federated Vermont Fund as of July 13, 2004:

Banknorth Large Cap Core Fund - Federated Capital Appreciation Fund
--------------------------- - ------------------- -- ---------------------- -- -----------------------


                                                                                 Federated Capital
                                                       Federated Capital         Appreciation Fund
                                                       Appreciation Fund           Class A Shares
                                  Banknorth             Class A Shares           Pro Forma Combined
                                Large Cap Core                                         Shares
                                     Fund
--------------------------- - ------------------- -- ---------------------- -- -----------------------
--------------------------- - ------------------- -- ---------------------- -- -----------------------
        Net Assets               $94,564,203            $2,495,662,233             $2,590,226,436
--------------------------- - ------------------- -- ---------------------- -- -----------------------
--------------------------- - ------------------- -- ---------------------- -- -----------------------
Net Asset Value Per Share
                                    $9.35                   $23.71                     $23.71
--------------------------- - ------------------- -- ---------------------- -- -----------------------
--------------------------- - ------------------- -- ---------------------- -- -----------------------
    Shares Outstanding            10,113,774              105,248,379               109,236,747
--------------------------- - ------------------- -- ---------------------- -- -----------------------
--------------------------- - ------------------- -- ---------------------- -- -----------------------
  Total Fund Net Assets          $94,564,203            $3,302,803,585             $3,397,367,788
--------------------------- - ------------------- -- ---------------------- -- -----------------------

Banknorth Small/Mid Cap Core Fund - Federated Kaufmann Fund

--------------------------- - -------------------- -- --------------------- -- -----------------------



                                                                                 Federated Kaufmann
                                                                                        Fund
                                   Banknorth                                       Class A Shares
                              Small/Mid Cap Core       Federated Kaufmann        Pro Forma Combined
                                     Fund                     Fund                     Shares
                                                         Class A Shares
--------------------------- - -------------------- -- --------------------- -- -----------------------
--------------------------- - -------------------- -- --------------------- -- -----------------------
        Net Assets                $14,049,738            $1,650,665,448            $1,664,715,186
--------------------------- - -------------------- -- --------------------- -- -----------------------
--------------------------- - -------------------- -- --------------------- -- -----------------------
Net Asset Value Per Share
                                     $7.33                   $5.00                     $5.00
--------------------------- - -------------------- -- --------------------- -- -----------------------
--------------------------- - -------------------- -- --------------------- -- -----------------------
    Shares Outstanding             1,916,353              330,276,718               333,086,666
--------------------------- - -------------------- -- --------------------- -- -----------------------
--------------------------- - -------------------- -- --------------------- -- -----------------------
  Total Fund Net Assets           $14,049,738            $6,618,020,050            $6,632,069,788
--------------------------- - -------------------- -- --------------------- -- -----------------------

Banknorth Intermediate Bond Fund - Federated Total Return Bond Fund

---------------------------- - ------------------- -- --------------------- -- ------------------------

                                                                               Federated Total Return
                                                                                      Bond Fund
                                                        Federated Total         Institutional Service
                                   Banknorth            Return Bond Fund               Shares
                                  Intermediate           Institutional           Pro Forma Combined
                                      Bond               Service Shares                Shares
                                      Fund
---------------------------- - ------------------- -- --------------------- -- ------------------------
---------------------------- - ------------------- -- --------------------- -- ------------------------
        Net Assets                $88,644,563             $486,876,743              $575,521,306
---------------------------- - ------------------- -- --------------------- -- ------------------------
---------------------------- - ------------------- -- --------------------- -- ------------------------
 Net Asset Value Per Share
                                     $10.22                  $10.67                    $10.67
---------------------------- - ------------------- -- --------------------- -- ------------------------
---------------------------- - ------------------- -- --------------------- -- ------------------------
    Shares Outstanding             8,670,096               45,612,441                53,920,273
---------------------------- - ------------------- -- --------------------- -- ------------------------
---------------------------- - ------------------- -- --------------------- -- ------------------------
   Total Fund Net Assets          $88,644,563            $1,207,764,560            $1,296,409,123
---------------------------- - ------------------- -- --------------------- -- ------------------------

Banknorth Vermont Municipal Bond Fund - Federated Vermont Municipal Income Fund

---------------------------- - --------------------- ---------------------- --------------------------


                                                                                Banknorth Vermont
                                                                               Municipal Bond Fund
                                                                                 Class A Shares
                                                                               Pro Forma Combined
                                    Banknorth          Federated Vermont             Shares
                                Vermont Municipal      Municipal Income
                                    Bond Fund                Fund
                                                        Class A Shares
---------------------------- - --------------------- ---------------------- --------------------------
---------------------------- - --------------------- ---------------------- --------------------------
        Net Assets                 $71,195,604                $0                   $71,195,604
---------------------------- - --------------------- ---------------------- --------------------------
---------------------------- - --------------------- ---------------------- --------------------------
 Net Asset Value Per Share
                                      $10.08                  $0                     $10.08
---------------------------- - --------------------- ---------------------- --------------------------
---------------------------- - --------------------- ---------------------- --------------------------
    Shares Outstanding
                                    7,062,463                  0                    7,062,463
---------------------------- - --------------------- ---------------------- --------------------------
---------------------------- - --------------------- ---------------------- --------------------------
   Total Fund Net Assets           $71,195,604                $0                   $71,195,604
---------------------------- - --------------------- ---------------------- --------------------------




        Federal Income Tax Consequences

        As a condition to each Reorganization, each Federated Fund and each Banknorth Fund will receive an opinion of counsel, each substantially to the effect that, on the basis of the existing provisions of the Code and the regulations thereunder, current administrative rules and court decisions, for federal income tax purposes:

o the transfer of all of the Banknorth Fund's assets to the Federated Fund solely in exchange for Federated Fund Shares (followed by the distribution of Federated Fund Shares to the Banknorth Fund Shareholders in dissolution and liquidation of the Banknorth Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Federated Fund and the Banknorth Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

o no gain or loss will be recognized by the Federated Fund upon the receipt of the assets of the Banknorth Fund solely in exchange for Federated Fund Shares;

o no gain or loss will be recognized by the Banknorth Fund upon the transfer of the Banknorth Fund's assets to the Federated Fund solely in exchange for Federated Fund Shares or upon the distribution (whether actual or constructive) of Federated Fund Shares to Banknorth Fund Shareholders in exchange for their Selling Fund Shares;

o no gain or loss will be recognized by any Banknorth Fund Shareholder upon the exchange of its Banknorth Fund Shares for Federated Fund Shares;

o the aggregate tax basis of the Federated Fund Shares received by each Banknorth Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Banknorth Fund Shares held by it immediately prior to the Reorganization. The holding period of Federated Fund Shares received by each Banknorth Fund Shareholder will include the period during which the Banknorth Fund Shares exchanged therefor were held by such shareholder, provided the Banknorth Fund Shares are held as capital assets at the time of the Reorganization; and

o the tax basis of the Banknorth Fund's assets acquired by the Federated Fund will be the same as the tax basis of such assets to the Banknorth Fund immediately prior to the Reorganization. The holding period of the assets of the Banknorth Fund in the hands of the Federated Fund will include the period during which those assets were held by the Banknorth Fund.

        Each foregoing opinion may state that no opinion is expressed as to the effect of any Reorganization on the Federated Fund, the Banknorth Fund or the Banknorth Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

        Prior to the Reorganizations, Small/Mid Cap Core Fund, Intermediate Bond Fund and Banknorth Vermont Fund will distribute realized capital gains and dividends accrued, which are taxable to shareholders. Portfolio management immediately following the Reorganizations is not expected to generate significant gains or income. Following the Reorganizations, the Federated Funds will have limited use of the loss carry-forwards of the Banknorth Funds.

        Shareholders of the Banknorth Funds should consult their tax advisors regarding the effect of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences of the Reorganizations.




Reasons for the Reorganizations

        The Board, which also serves as the Board of Trustees of Federated Funds, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganizations would be in the best interests of each Banknorth Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganizations. In the opinion of both the Board and BIA the low asset levels of the Banknorth Funds cause the long term viability of the Banknorth Funds to be questionable, particularly in light of the increased costs associated with the need to comply with new regulations recently adopted by the Commission requiring the appointment of a Chief Compliance Officer for the Banknorth Funds. The Reorganizations of Large Cap Core, Small/Mid Cap Core and Intermediate Bond Funds would give their shareholders the opportunity to participate in larger funds with similar investment objectives, policies and strategies and more favorable past performance. In addition, shareholders of Banknorth Vermont Fund (after the waiver of Rule 12b-1 fees) and Intermediate Bond Fund are expected to experience a reduction in the annual operating expenses paid in connection with their investment in the Federated Funds.


        The Board of Trustees met on June 30, 2004 to receive information concerning each fund, to review this information and to consider the terms of the proposed Reorganizations. After consultation with legal counsel, the Board, including those members who are not "interested persons", unanimously approved the Plans with respect to each fund and recommended its approval by the shareholders of each Banknorth Fund. In approving the Reorganizations, the Board determined that participation in the Reorganizations is in the best interests of each Banknorth Fund and that the interests of the shareholders of each Banknorth Fund would not be diluted as a result of the Reorganizations.

        In approving each Reorganization, the Board took into consideration a number of factors, including (1) the terms and conditions of the Reorganization;
(2) the compatibility of the investment programs of the Banknorth Fund and the relevant Federated Fund; (3) the historical expense ratios of each fund on a comparative basis and projected pro forma estimated expense ratios; (4) the relative historical performance record of the funds; (5) the long-term viability of each Federated Fund as compared to the corresponding Banknorth Fund that will result from the Reorganization as compared to the Banknorth Fund as a separate fund; and (6) the non-recognition of any gain or loss for federal income tax purposes as a result of the Reorganization to the fund or its shareholders.



   BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF EACH BANKNORTH FUND APPROVE THE RESPECTIVE REORGANIZATION.



Comparative Information on Shareholder Rights and Obligations

        General. The Federated Funds and the Banknorth Funds are series of open-end management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current net asset value. Capital Appreciation Fund and Kaufmann Fund are each a series of Federated Equity Funds, which is organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. Federated Vermont Fund is a series of Federated Municipal Securities Income Trust, which is also organized as a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. Total Return Bond Fund, is a series of Federated Total Return Series, Inc., which is organized as a corporation pursuant to the Articles of Incorporation under the laws of the State of Maryland. The Federated Funds are governed by their Declaration of Trust, Articles of Incorporation, Bylaws and Board of Trustees or Directors, in addition to applicable state and federal law. The Banknorth Funds are organized as a Delaware Trust, and are governed by their Declaration of Trust, Bylaws and Board of Trustees, in addition to applicable state and federal law. The rights of shareholders of the Federated Funds are set forth in the applicable Declaration of Trust, Articles of Incorporation and Bylaws. The rights of shareholders of the Banknorth Funds are set forth in the applicable Declaration of Trust and Bylaws. Set forth below is a brief summary of the significant rights of shareholders of the Federated Funds and shareholders of the Banknorth Funds.

        Shares of the Federated Funds and Banknorth Funds. The Board of Trustees of Capital Appreciation Fund, Kaufmann Fund and Federated Vermont Fund are authorized to issue an unlimited number of shares of beneficial interest, which have no par value. The Board of Directors of Total Return Bond Fund has established and classified 1,000,000,000 shares of each class of shares of Total Return Bond Fund, each share has a par value of one tenth of one cent ($0.01). The Board of Trustees of the Federated Funds has established four classes of shares of Capital Appreciation Fund and Kaufmann Fund, known as Class A Shares, Class B Shares, Class C Shares and Class K Shares. The Board of Directors of the Federated Funds has established six classes of shares of Total Return Bond Fund, known as Class A Shares, Class B Shares, Class C Shares, Class K Shares, Institutional Shares and Institutional Service Shares. The Board of Trustees has established one class of shares of Federated Vermont Fund, known as Class A Shares.

        The Board of Trustees of the Banknorth Funds are authorized to issue an unlimited number of shares of beneficial interest, which have no par value. Each Banknorth Fund is a portfolio of the Banknorth Funds. The Board of Trustees of Banknorth Funds has established one class of shares of the Banknorth Funds. Issued and outstanding shares of both the Federated Funds and Banknorth Funds are fully paid and non-assessable.

        Voting Rights. Neither the Federated Funds nor the Banknorth Funds is required to hold annual meetings of shareholders, except as required under the 1940 Act. Shareholder approval is necessary only for certain changes in operations or the election of Board members under certain circumstances. The Federated Funds and the Banknorth Funds require that a special meeting of shareholders be called for any permissible purpose upon the written request of the holders of at least one-tenth of the outstanding shares of the series or class of the Federated Funds or at least 25% of all shares of the Banknorth Funds, as the case may be, entitled to vote. Each share of each Federated Fund and each Banknorth Fund gives the shareholder one vote for each share and a fractional vote for each fraction of a share in matters submitted to shareholders for vote. All shares of each portfolio or class in each of the Federated Funds and the Banknorth Funds have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

        Trustees and Directors. The Declaration of Trust and Articles of Incorporation for the Federated Funds provides that the term of office of each Trustee shall be for the lifetime of the applicable Federated Fund, or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity. A Trustee of the Federated Fund may be removed by: (i) a written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A vacancy on the Board may be filled by the Trustees remaining in office. A meeting of shareholders will be required for the purpose of electing additional Trustees whenever fewer than a majority of the Trustees then in office were elected by shareholders.

        The Declaration of Trust of the Banknorth Funds provides that each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner than any of such events, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. The Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees. The Shareholders may elect Trustees, including filling any vacancies in the Board of Trustees, at any meeting of Shareholders called by the Board of Trustees for that purpose. A meeting of Shareholders for the purpose of electing one or more Trustees may be called by the Board of Trustees or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the Shareholders.

          Liability Of Trustees And Officers. Under the Bylaws for the Federated Funds, a Trustee/Director or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

          Shareholder Liability. Under certain circumstances, shareholders of the Capital Appreciation Fund, Kaufmann Fund, and Federated Vermont Fund may be held personally liable as partners under Massachusetts law for obligations of the applicable Federated Fund. To protect its shareholders, the Federated Funds have filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Federated Funds. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that the Federated Funds or its Trustees enter into or sign.

          In the unlikely event a shareholder is held personally liable for Federated Funds' obligations on behalf of a Federated Fund, the Federated Funds are required to use their property to protect or compensate the shareholder. On request, the Federated Funds will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Federated Funds on behalf of such Federated Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Federated Funds itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of such Federated Fund.

          Shareholders of Banknorth Funds are entitled to the same limitation of personal liability extended to stockholders of a private corporation organized for profit under the general corporation law of the State of Delaware.


                           INFORMATION ABOUT THE FUNDS

        Each fund is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Commission. Reports, the proxy and information statements, and other information filed by such fund, can be obtained by calling or writing such fund and can also be inspected and copied by the public at the public reference facilities maintained by the Commission in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington, DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 233 Broadway, New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, or obtained electronically from the SEC's Internet Web site (http://www.sec.gov).


        This Prospectus/Proxy Statement, which constitutes part of a separate Registration Statement filed by each Federated Fund, with the Commission under the Securities Act of 1933, as amended, omits certain of the information contained in each such Registration Statement. Reference is hereby made to the Registration Statements and to the exhibits thereto for further information with respect to the applicable Federated Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Commission.




        INFORMATION ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

        Proxies are being solicited by the Board of the Banknorth Funds on behalf of its portfolios, Banknorth Large Cap Core Fund, Banknorth Small/Mid Cap Core Fund, Banknorth Intermediate Bond Fund and Banknorth Vermont Municipal Bond Fund. The proxies will be voted at the special meeting of shareholders of the Banknorth Funds to be held at 10:00 a.m. Eastern Time, on August 27, 2004 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

        To the extent described in the Plans, the cost of the solicitation, including the printing and mailing of proxy materials, will be borne by FEMCOPA, FIMCO or its affiliates. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of each fund, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FEMCOPA, FIMCO or its respective affiliates may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

        The purpose of the Special Meeting is set forth in the accompanying Notice. The Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about August 19, 2004, to shareholders of record at the close of business on June 28, 2004 (the "Record Date").

        The Annual and Semi-Annual Reports for Capital Appreciation Fund and Kaufmann Fund, which contain audited financial statements for the fiscal year ended October 31, 2003, and unaudited financial statements for the six-month period ended April 30, 2004, the Annual Report for Total Return Bond Fund, which contains audited financial statements for the fiscal year ended November 30, 2003, and the unaudited financial statements for the six-month period ended May 31, 2004, and the Annual and Semi-Annual Reports for the Banknorth Funds, which contain audited financial statements for the fiscal year ended August 31, 2003, and unaudited financial statements for the six-month period ended February 29, 2004, respectively, were previously mailed to shareholders of the respective funds. The funds will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the Annual Reports and/or the Semi-Annual Reports for the Federated Funds and the Banknorth Funds. Requests for Annual Reports or Semi-Annual Reports for the Federated Funds and the Banknorth Funds may be made in writing to the Federated Funds' and the Banknorth Funds' principal executive offices or by calling the Federated Funds or the Banknorth Funds. The principal executive offices for the Federated Funds are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The principal executive offices for the Banknorth Funds are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010. The Federated Funds' toll-free telephone number is 1-800-341-7400 and the Banknorth Funds' toll-free telephone number is 1-888-247-4505.

        Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Banknorth Funds is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

        Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Trust. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

        Each Banknorth Fund will vote separately on the approval of the applicable Plan. In order to hold the Special Meeting with respect to a Banknorth Fund, a "quorum" of shareholders of that Fund must be present. Holders of at least one-third of the total number of outstanding shares of the applicable Banknorth Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal relating to that Fund.

        Approval of the Reorganization with respect to each Banknorth Fund requires the vote of a "majority of the outstanding shares" of that particular Banknorth Fund (as defined in the 1940 Act) entitled to vote on the proposal. Under both the 1940 Act and the Declaration of Trust, the favorable vote of a "majority of the outstanding voting shares" of the Trust or a Fund means: (a) the holders of 67% or more of the outstanding voting securities present at the Meeting, if the holders of 50% of more of the outstanding voting securities of the Trust or Fund are present or represented by proxy; or (b) the vote of the holders of more than 50% of the outstanding voting securities, whichever is less. In the event that shareholders of one Banknorth Fund do not approve the Plan, the Reorganization will proceed with respect to the Banknorth Fund that has approved the applicable Plan, subject to the other conditions contained in the Plan having been met. If no Plan is approved, the Board of Trustees of the Banknorth Funds will determine what action, if any, is in the best interest of shareholders.

        For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

        If a quorum for any Fund is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting with respect to that Fund to a later date. In the event that a quorum for any Fund is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting with respect to that Fund to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.




               SHARE OWNERSHIP OF THE FUNDS AND CERTAIN INTERESTS

     The Directors and Officers of the Federated Funds own less than 1% of the assets of the Funds. Stratevest and Co. is unaffiliated with Federated Investors, Inc.



        Banknorth Large Cap Core Fund

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of the Banknorth Large Cap Core Fund:

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

In four separate accounts, Stratevest and Co., Brattleboro, VT, owned approximately 4,846,034 Shares (47.35%); 2,037,655 Shares (19.91%); 1,698,616
Shares (16.60%); and 1,074,818 Shares (10.50%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

        Banknorth Small/Mid Cap Core Fund

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of the Banknorth Small/Mid Cap Core Fund:

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

In two separate accounts, Stratevest and Co., Brattleboro, VT, owned approximately 1,239,026 Shares (64.56%); and 677,113 Shares (35.28%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

        Banknorth Intermediate Bond Fund

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of the Banknorth Intermediate Bond Fund:

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

Stratevest and Co., Brattleboro, VT, owned approximately 8,575,138 Shares (95.43%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

        Banknorth Vermont Municipal Bond Fund

At the close of business on the Record Date, the following persons owned beneficially or of record as indicated, to the knowledge of management, more than 5% of the outstanding shares of the Banknorth Vermont Municipal Bond Fund:

Upon consummation of the Reorganization, such persons would own shares as follows based upon information as of the Record Date:

Stratevest and Co., Brattleboro, VT, owned approximately 7,039,972 Shares (99.45%).

Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.






          OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

        The Banknorth Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Proxy Statement for the next meeting of shareholders should send their written proposals to Banknorth Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania, so that they are received within a reasonable time before any such meeting.

        No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Banknorth Funds.


  SHAREHOLDERS         ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED
                       PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH
                       NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.

                                            By Order of the Board of Trustees,


                                            ----------------
                                            John W. McGonigle
                                            Secretary

August 16, 2004

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 1st day of August 2004, by and between Federated Equity Funds, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Federated Trust"), with respect to its Federated Capital Appreciation Fund (the "Acquiring Fund"), a series of the Federated Trust, and Banknorth Funds, a Delaware statutory trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 (the "Trust"), with respect to its Banknorth Large Cap Core Fund, a series of the Trust ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

        This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for Class A Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Class A Shares of the Acquiring Fund to the holders of Shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

        WHEREAS, the Acquiring Fund and the Acquired Fund is a separate series of the Federated Trust and the Trust, respectively, and the Federated Trust and the Trust are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

        WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of beneficial interests;

        WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

        WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

        NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

Article I
     TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

        THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph
2.2. Holders of the Acquired Fund will receive Class A Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

               1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

        The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

               1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

               1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

               1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

               1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

               1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

               1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

               1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

Article II

                                                       VALUATION

        2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

               2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

               2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund's shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares determined in accordance with paragraph 2.2.

               2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and by Citigroup on behalf of the Acquired Fund.

Article III

                                               CLOSING AND CLOSING DATE

        3.1 CLOSING DATE. The closing shall occur on or about August 27, 2004, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

               3.2 CUSTODIAN'S CERTIFICATE. Citigroup, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

               3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

               3.4 TRANSFER AGENT'S CERTIFICATE. Boston Financial Data Services, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

Article IV

                                            REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Trust, on behalf of the Acquired Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a) The Acquired Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

b) The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g) The financial statements of the Acquired Fund as of August 31, 2003, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h) The unaudited financial statements of the Acquired Fund as of February 29, 2004, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

i) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

j) All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

k) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Delaware, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

o) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

p) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Delaware law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

        4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, as follows:

a) The Acquiring Fund is a legally designated, separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

b) The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Federated Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f) The financial statements of the Acquiring Fund as of October 31, 2003 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g) The unaudited financial statements of the Acquiring Fund as of April 30, 2004, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph
        (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

l) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Federated Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

Article V

              COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

        5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

               5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

               5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

               5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

               5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

               5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust's Treasurer.

               5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

               5.8 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

Article VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

        The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

               All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Federated Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

Article VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

        The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

               All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

               The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

Article VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                        ACQUIRING FUND AND ACQUIRED FUND

        If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

               8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Trust's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

               8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

               8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

               8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

               8.5 The parties shall have received an opinion of Dickstein Shapiro Morin & Oshinsky substantially to the effect that for federal income tax purposes:

a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Selling Fund Shares.

d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

        Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

Article IX

                                                       EXPENSES

        Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization, provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

Article X

                                       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        10.1 The Federated Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

               10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

Article XI

                                                      TERMINATION

        This Agreement may be terminated by the mutual agreement of the Federated Trust and the Trust. In addition, either the Federated Trust or the Trust may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Trust or the Federated Trust, respectively, and notice given to the other party hereto.

        In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, the Federated Trust, the Trust, or their respective Trustees or officers, to the other party or its Trustees or officers.

Article XII

                                                      AMENDMENTS

        This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the Federated Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

Article XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

               This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

               This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

               This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

               It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Federated Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in the Federated Trust's Declaration of Trust.

               It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquired Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in the Trust's Declaration of Trust.

               IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                            BANKNORTH FUNDS
                           on behalf of its portfolio,
                                            Banknorth Large Cap Core Fund

                          John W. McGonigle, Secretary


                             FEDERATED EQUITY FUNDS
                           on behalf of its portfolio,
                                            Federated Capital Appreciation Fund

                          John W. McGonigle, Secretary

                                                                       EXHIBIT B

                      AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 1st day of August 2004, by and between Federated Equity Funds, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Federated Trust"), with respect to its Federated Kaufmann Fund (the "Acquiring Fund"), a series of the Federated Trust, and Banknorth Funds, a Delaware statutory trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 (the "Trust"), with respect to its Banknorth Small/Mid Cap Core Fund, a series of the Trust ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

        This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for Class A Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Class A Shares of the Acquiring Fund to the holders of Shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

        WHEREAS, the Acquiring Fund and the Acquired Fund is a separate series of the Federated Trust and the Trust, respectively, and the Federated Trust and the Trust are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

        WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of beneficial interests;

        WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

        WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

        NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:



                                    ARTICLE I

     TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

        THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph
2.2. Holders of the Acquired Fund will receive Class A Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

               1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

        The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

               1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

               1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

               1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

               1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

               1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

               1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

               1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

                                   ARTICLE II

                                    VALUATION

        2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

               2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

               2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund's shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares determined in accordance with paragraph 2.2.

               2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and by Citigroup on behalf of the Acquired Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

        3.1 CLOSING DATE. The closing shall occur on or about August 27, 2004, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

               3.2 CUSTODIAN'S CERTIFICATE. Citigroup, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

               3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

               3.4 TRANSFER AGENT'S CERTIFICATE. Boston Financial Data Services, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Trust, on behalf of the Acquired Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

r) The Acquired Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

s) The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

t) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

u) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

v) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

     w) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

x) The financial statements of the Acquired Fund as of August 31, 2003, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

y) The unaudited financial statements of the Acquired Fund as of February 29, 2004, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

z) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

aa) All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

bb) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

     cc) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Delaware, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

dd) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

ee) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

ff) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

gg) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

     hh) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Delaware law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

        4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, as follows:

r) The Acquiring Fund is a legally designated, separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

s) The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

t) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

u) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Federated Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

     v) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

w) The financial statements of the Acquiring Fund as of October 31, 2003 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

x) The unaudited financial statements of the Acquiring Fund as of April 30, 2004, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

y) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph
        (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

z) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

aa) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

bb) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

cc) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

dd) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

ee) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Federated Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

ff) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

     gg) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

hh) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

        5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

               5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

               5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

               5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

               5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

               5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust's Treasurer.

               5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

               5.8 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

        The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

               All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Federated Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

        The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

               All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

               The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

                                  ARTICLE VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                        ACQUIRING FUND AND ACQUIRED FUND

        If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

               8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Trust's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

               8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

               8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

               8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

               8.5 The parties shall have received an opinion of Dickstein Shapiro Morin & Oshinsky substantially to the effect that for federal income tax purposes:

g) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

h) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

i) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Selling Fund Shares.

j) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

k) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

l) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

        Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

                                   ARTICLE IX

                                    EXPENSES

        Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization, provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        10.1 The Federated Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

               10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

        This Agreement may be terminated by the mutual agreement of the Federated Trust and the Trust. In addition, either the Federated Trust or the Trust may at its option terminate this Agreement at or before the Closing Date due to:

d) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

e) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

f) a determination by a party's Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Trust or the Federated Trust, respectively, and notice given to the other party hereto.

        In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, the Federated Trust, the Trust, or their respective Trustees or officers, to the other party or its Trustees or officers.
                                   ARTICLE XII

                                   AMENDMENTS

        This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the Federated Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

               This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

               This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

               This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

               It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Federated Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in the Federated Trust's Declaration of Trust.

               It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquired Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in the Trust's Declaration of Trust.

               IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                            BANKNORTH FUNDS
                           on behalf of its portfolio,
                                            Banknorth Small/Mid Cap Core Fund

                          John W. McGonigle, Secretary



                             FEDERATED EQUITY FUNDS
                           on behalf of its portfolio,
                             Federated Kaufmann Fund

                          John W. McGonigle, Secretary

                                                                       EXHIBIT C

                      AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 1st day of August 2004, by and between Federated Total Return Series, Inc., a Maryland corporation, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Corporation"), with respect to its Federated Total Return Bond Fund (the "Acquiring Fund"), a series of the Corporation, and Banknorth Funds, a Delaware statutory trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 (the "Trust"), with respect to its Banknorth Intermediate Bond Fund , a series of the Trust ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

        This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for Institutional Service Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Institutional Service Shares of the Acquiring Fund to the holders of Shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

        WHEREAS, the Acquiring Fund and the Acquired Fund is a separate series of the Corporation and the Trust, respectively, and the Corporation and the Trust are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

        WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of capital stock and shares of beneficial interests, respectively;

        WHEREAS, the Directors of the Corporation have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

        WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

        NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

     TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

        THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph
2.2. Holders of the Acquired Fund will receive Institutional Service Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

               1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

        The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

               1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

               1.4 STATE FILINGS. Prior to the Closing Date, the Corporation shall make any filings with the State of Maryland that may be required under the laws of the State of Maryland, effective as of the Closing Date.

               1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

               1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

               1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

               1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

               1.9 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.

               1.10 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

                                   ARTICLE II

                                    VALUATION

        2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

               2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Corporation's Articles of Incorporation and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

               2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund's shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

               2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and by Citigroup on behalf of the Acquired Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

        3.1 CLOSING DATE. The closing shall occur on or about August 27, 2004, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

               3.2 CUSTODIAN'S CERTIFICATE. Citigroup, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

               3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

               3.4 TRANSFER AGENT'S CERTIFICATE. Boston Financial Data Services, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1  REPRESENTATIONS  OF THE  ACQUIRED  FUND.  The Trust,  on behalf of the
Acquired Fund, represents and warrants to the Corporation, on behalf of the Acquiring Fund, as follows:

ii) The Acquired Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

jj) The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

kk) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

ll) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

mm) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

     nn) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

oo) The financial statements of the Acquired Fund as of August 31, 2003, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

pp) The unaudited financial statements of the Acquired Fund as of February 29, 2004, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

qq) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

rr) All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

ss) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

     tt) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Delaware, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

uu) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

vv) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

ww) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

xx) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

     yy) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Delaware law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

        4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Corporation, on behalf of the Acquiring Fund, represents and warrants to the Trust, on behalf of the Acquired Fund, as follows:

ii) The Acquiring Fund is a legally designated, separate series of a corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland.

jj) The Corporation is registered as an open-end management investment company under the 1940 Act, and the Corporation's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

kk) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

ll) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Corporation's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

     mm) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

nn) The financial statements of the Acquiring Fund as of November 30, 2003 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

oo) The unaudited financial statements of the Acquiring Fund as of May 31, 2004, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

pp) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph
        (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

qq) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

rr) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

ss) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

tt) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

uu) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

vv) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Corporation with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

ww) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

     xx) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Corporation, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

yy) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

        5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

               5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.
               5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

               5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

               5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

               5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Trust's Treasurer.

               5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Corporation will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

               5.8 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

        The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

               All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Corporation's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

                                   ARTICLE VII

     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

        The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

               All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

               The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

                                  ARTICLE VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                        ACQUIRING FUND AND ACQUIRED FUND

        If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

               8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Trust's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

               8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

               8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

               8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

               8.5 The parties shall have received an opinion of Dickstein Shapiro Morin & Oshinsky substantially to the effect that for federal income tax purposes:

m) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

n) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

o) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Selling Fund Shares.

p) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

q) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

r) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

        Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

                                   ARTICLE IX

                                    EXPENSES

        Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization, provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        10.1 The Corporation, on behalf of the Acquiring Fund, and the Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

               10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

        This Agreement may be terminated by the mutual agreement of the Corporation and the Trust. In addition, either the Corporation or the Trust may at its option terminate this Agreement at or before the Closing Date due to:

g) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

h) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

i) a determination by a party's Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Trust or the Corporation, respectively, and notice given to the other party hereto.

        In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, the Corporation, the Trust, or their respective Trustees or officers, to the other party or its Trustees or officers.

                                   ARTICLE XII

                                   AMENDMENTS

        This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the Corporation as specifically authorized by their respective Board of Trustees or Board of Directors, as the case may be; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.



                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

               This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

               This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

               This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

               It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquired Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquired Fund as provided in the Trust's Declaration of Trust.

               IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                            BANKNORTH FUNDS
                           on behalf of its portfolio,
                                            Banknorth Intermediate Bond Fund

                          John W. McGonigle, Secretary


                                            FEDERATED TOTAL RETURN SERIES, INC.
                           on behalf of its portfolio,
                                            Federated Total Return Bond Fund

                          John W. McGonigle, Secretary

                                                                       Exhibit D

                      AGREEMENT AND PLAN OF REORGANIZATION




           AGREEMENT AND PLAN OF REORGANIZATION dated as of August 1, 2004, (the "Agreement") between Banknorth Funds, a Delaware Statutory trust ("Banknorth Funds), with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, with respect to its portfolio, Banknorth Vermont Municipal Bond Fund (the "Fund") and Federated Municipal Securities Income Trust, a Massachusetts business trust (the "Trust"), with its principal place of business located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, on behalf of its newly-organized portfolio, Federated Vermont Municipal Income Fund (the "Successor Fund").



           WHEREAS, the Board of Trustees of the Fund and the Board of Trustees of the Trust have determined that it is in the best interests of the Fund and the Trust, respectively, that the assets of the Fund be acquired by the Successor Fund pursuant to this Agreement; and

           WHEREAS, the parties desire to enter into a plan of exchange which would constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"):

           NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

        1. Plan of Exchange.

               (a) Subject to the terms and conditions set forth herein, the Fund shall assign, transfer and convey its assets, including all securities and cash held by the Fund (subject to the liabilities of the Fund that were incurred in the ordinary course of business and which shall be assumed by the Successor
Fund) to the Successor Fund, and the Successor Fund shall acquire all of the assets of the Fund (subject as aforesaid to the liabilities of the Fund) in exchange for full and fractional shares of beneficial interest of the Successor Fund (the "Successor Fund Shares"), to be issued by the Trust, having an aggregate number equal to the number of shares of the Fund then outstanding, and having an aggregate net asset value equal to the net assets of the Fund. The value of the assets of the Fund and the net asset value per share of the Successor Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Successor Fund's assets set forth in the Successor Fund's organizational documents and the then-current prospectus and statement of additional information for the Successor Fund that forms a part of the Successor Fund's Registration Statement on Form N-1A (the "Registration Statement"). Successor Fund will not issue certificates representing Successor Fund Shares in connection with the Reorganization. In lieu of delivering certificates for the Successor Fund Shares, the Trust shall credit the Successor Fund Shares to the Fund's account on the share record books of the Trust and shall deliver a confirmation thereof to the Fund. The Fund shall then deliver written instructions to the Trust's transfer agent to establish accounts for the shareholders on the share record books relating to the Successor Fund.

               (b) When the Successor Fund Shares are distributed pursuant to paragraph 1(a), all outstanding shares of the Fund, including any represented by certificates, shall be canceled on the Fund's share transfer books. No redemption or repurchase of Successor Fund Shares credited to a shareholder's account in respect of shares of the Fund represented by unsurrendered share certificates shall be permitted until such certificates have been surrendered to the Trust for cancellation or, if such certificates are lost or misplaced, lost certificate affidavits and/or such other documentation that is satisfactory to the Trust or its transfer agent have been executed and delivered thereto.

               (c) Delivery of the assets of the Fund to be transferred shall be made on the Exchange Date (as defined herein). Assets transferred shall be delivered to State Street Bank and Trust Company, the Trust's custodian (the "Custodian"), for the account of the Trust and the Successor Fund with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to the Custodian for the account of the Trust and the Successor Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Trust and the Successor Fund.

               (d) The Fund will pay or cause to be paid to the Trust any interest received on or after the Exchange Date with respect to assets transferred from the Fund to the Successor Fund hereunder and to the Trust and any distributions, rights or other assets received by the Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Fund to the Successor Fund hereunder. All such assets shall be deemed included in assets transferred to the Successor Fund on the Exchange Date and shall not be separately valued.

               (e) The Exchange Date shall be August 27, 2004, or such earlier or later date as may be mutually agreed upon by the parties.

               (f) As soon as practicable after the Exchange Date, the Fund shall distribute all of the Successor Fund Shares received by it among the shareholders of shares of the Fund in numbers equal to the number of shares that each such shareholder holds in the Fund, and shall take all other steps necessary to effect its dissolution and termination. After the Exchange Date, the Fund shall not conduct any business except in connection with its dissolution and termination.

        2. Banknorth Funds' Representations and Warranties. Banknorth Funds, on behalf of the Fund, represents and warrants to and agrees with the Trust on behalf of the Successor Fund as follows:

               (a) Banknorth Funds is a Delaware Statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and, subject to the approval of its shareholders as contemplated hereby, to carry out this Agreement.

               (b) This Agreement has been duly authorized, executed and delivered by Banknorth Funds and is valid and binding on Banknorth Funds, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Banknorth Funds' Declaration of Trust or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

               (c) Banknorth Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

               (d) Except as shown on the audited financial statements of the Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Fund's business since then, the Fund has no known liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Fund's knowledge, threatened against the Fund.

               (e) On the Exchange Date, the Fund will have full right, power and authority to sell, assign, transfer and deliver the Fund's assets to be transferred by it hereunder.

        3. The Trust's Representations and Warranties. The Trust, on behalf of the Successor Fund, represents and warrants to and agrees with Banknorth Funds, on behalf of the Fund, as follows:

               (a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts; the Successor Fund is a duly organized portfolio of the Trust; and the Trust has the power to carry on its business as it is now being conducted and to carry out this Agreement.

               (b) This Agreement has been duly authorized, executed and delivered by the Trust and is valid and binding on the Trust, enforceable in accordance with its terms, except as such enforcement may be limited by applicable bankruptcy, insolvency, and other similar laws of general applicability relating to or affecting creditors' rights and to general principles of equity. The execution and delivery of this Agreement does not and will not, and the consummation of the transactions contemplated by this Agreement will not, violate the Trust's Declaration of Trust or By-Laws or any agreement or arrangement to which it is a party or by which it is bound.

               (c) The Trust is registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect.

               (d) The Successor Fund does not have any known liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Trust's knowledge, threatened against the Successor Fund. Other than organizational activities, the Successor Fund has not engaged in any business activities.

               (e) At the Exchange Date, the Successor Fund Shares to be issued to the Fund (the only Successor Fund shares to be issued as of the Exchange
Date) will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Trust. No Trust or Successor Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

        4. The Trust's Conditions Precedent. The obligations of the Trust hereunder shall be subject to the following conditions:

               (a) The Fund shall have furnished to the Trust a statement of the Fund's assets, including a list of securities owned by the Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Exchange Date.

               (b) As of the Exchange Date, all representations and warranties of Banknorth Funds and the Fund made in this Agreement shall be true and correct as if made at and as of such date, and Banknorth Funds and the Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

               (c) A vote of the shareholders of the Fund approving this Agreement and the transactions and exchange contemplated hereby shall have been adopted by the vote required by applicable law.

        5. Banknorth Funds' Conditions Precedent. The obligations of the Banknorth Funds hereunder with respect to the Fund shall be subject to the condition that as of the Exchange Date all representations and warranties of the Trust and the Successor Fund made in this Agreement shall be true and correct as if made at and as of such date, and that the Trust and the Successor Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

        6. The Trust's and the Fund's Conditions Precedent. The obligations of both the Trust and the Fund hereunder shall be subject to the following conditions:

               (a) The post-effective amendment to the Trust's Registration Statement on Form N-1A relating to the Successor Fund under the Securities Act of 1933, as amended, and the 1940 Act, if applicable, shall have become effective, and any additional post-effective amendments to such Registration Statement as are determined by the Trustees of the Trust to be necessary and appropriate shall have been filed with the Securities and Exchange Commission and shall have become effective.

               (b) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein.

               (c) Each party shall have received an opinion of Dickstein Shapiro Morin & Oshinsky to the effect that the reorganization contemplated by this Agreement qualifies as a "reorganization" under Section 368(a)(1)(F) of the Code.

        Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund.

        7. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of Banknorth Funds or the Board of Trustees of the Trust at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Fund) if circumstances should develop that, in the opinion of either the Board of Trustees of Banknorth Funds or the Board of Trustees of the Trust, make proceeding with this Agreement inadvisable.

        If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 7, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Trustees, officers or shareholders of the Trust or the Directors, officers or shareholders of Banknorth Funds, in respect of this Agreement.

        8. Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 may be waived by the Board of the Trust, and any of the conditions set forth in Section 5 may be waived by the Board of Banknorth Funds, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Fund or the shareholders of the Successor Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Boards of Banknorth Funds and the Trust if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Fund and the Successor Fund.

        9. No Survival of Representations. None of the representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

        10. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws.

        11. Capacity of Trustees, Etc.

               (a) The names "Federated Municipal Income Securities Trust" and "Board of Trustees of Federated Municipal Income Securities Trust" refer, respectively, to the trust created and the trustees, as trustees but not individually or personally, acting from time to time under the Trust's Declaration of Trust, which is hereby referred to and a copy of which is on file at the office of the State Secretary of the Commonwealth of Massachusetts and at the principal office of the Trust. The obligations of the Trust entered into in the name or on behalf of the Successor Fund by any of the trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the trustees, shareholders or representatives of the Trust personally, but bind only the Successor Fund's trust property, and all persons dealing with any portfolio of shares of the Trust must look solely to the trust property belonging to such portfolio for the enforcement of any claims against the Trust.

               (b) Both parties specifically acknowledge and agree that any liability of the Trust under this Agreement, or in connection with the transactions contemplated herein, shall be discharged only out of the assets of the Successor Fund and that no other portfolio of the Trust shall be liable with respect thereto.

        12. Counterparts. This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

        IN WITNESS WHEREOF, Banknorth Funds and the Trust have caused this Agreement and Plan of Reorganization to be executed as of the date above first written.




                           BANKNORTH FUNDS,
                           on behalf of its portfolio,
                           Banknorth Vermont Municipal Bond Fund




                           By:
                           -----------------------------

                           Title:
                           -----------------------------


                           FEDERATED MUNICIPAL SECURITIES INCOME TRUST,

B.

                           on behalf of its portfolio,
                           Federated Vermont Municipal Income Fund



                           By:
                           -----------------------------

                           Title:









                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 16, 2004


                          Acquisition of the Assets of

                          BANKNORTH LARGE CAP CORE FUND
                         a portfolio of Banknorth Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-888-247-0505

                        By and in exchange for shares of

                       FEDERATED CAPITAL APPRECIATION FUND
                      a portfolio of Federated Equity Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400



                          Acquisition of the Assets of


                        BANKNORTH SMALL/MID CAP CORE FUND
                         a portfolio of Banknorth Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-888-247-0505

                        By and in exchange for shares of

                             FEDERATED KAUFMANN FUND
                      a portfolio of Federated Equity Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400

                          Acquisition of the Assets of

                        BANKNORTH INTERMEDIATE BOND FUND
                         a portfolio of Banknorth Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-888-247-0505

                        By and in exchange for shares of

                        FEDERATED TOTAL RETURN BOND FUND
               a portfolio of Federated Total Return Series, Inc.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400



                          Acquisition of the Assets of


                      BANKNORTH VERMONT MUNICIPAL BOND FUND
                         a portfolio of Banknorth Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010
                          Telephone No: 1-888-247-0505

                        By and in exchange for shares of

                     FEDERATED VERMONT MUNICIPAL INCOME FUND
           a portfolio of Federated Municipal Securities Income Trust

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400



        This Statement of Additional Information, dated August 16, 2004, is not a prospectus. A Combined Proxy Statement and Prospectus, dated August 16, 2004, related to the above-referenced matter may be obtained from Federated Funds, on behalf of Federated Capital Appreciation Fund, Federated Kaufmann Fund, Federated Total Return Bond Fund and Federated Vermont Municipal Bond Fund, respectively, at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Combined Proxy Statement and Prospectus.

                                TABLE OF CONTENTS

1. Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2003.

2. Statement of Additional Information of Banknorth Large Cap Core Fund, a portfolio of Banknorth Funds, dated November 30, 2003.

3. Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated October 31, 2003.

4. Financial Statements of Banknorth Large Cap Core Fund, a portfolio of Banknorth Funds, dated August 31, 2003.

5. Unaudited Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated April 30, 2004.

6. Unaudited Financial Statements of Banknorth Large Cap Core Fund, a portfolio of Banknorth Funds, dated February 29, 2004.

7. Statement of Additional Information of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, dated December 31, 2003.

8. Statement of Additional Information of Banknorth Small/Mid Cap Core Fund, a portfolio of Banknorth Funds, dated November 30, 2003.

9. Financial Statements of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, dated October 31, 2003.

10. Financial Statements of Banknorth Small/Mid Cap Core Fund, a portfolio of Banknorth Funds, dated August 31, 2003.

11. Unaudited Financial Statements of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, dated April 30, 2004.

12. Unaudited Financial Statements of Banknorth Small/Mid Cap Core Fund, a portfolio of Banknorth Funds, dated February 29, 2004.

13. Statement of Additional Information of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated January 31, 2004.

14. Statement of Additional Information of Banknorth Intermediate Bond Fund, a portfolio of Banknorth Funds, dated November 30, 2003.

15. Financial Statements of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated November 30, 2003.

16. Financial Statements of Banknorth Intermediate Bond Fund, a portfolio of Banknorth Funds, dated August 31, 2003.

17. Unaudited Financial Statements of Banknorth Intermediate Bond Fund, a portfolio of Banknorth Funds, dated February 29, 2004.

18. Statement of Additional Information of Federated Vermont Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated July 13, 2004.

19. Statement of Additional Information of Banknorth Vermont Municipal Bond Fund, a portfolio of Banknorth Funds, dated November 30, 2003.

20. Financial Statements of Banknorth Vermont Municipal Bond Fund, a portfolio of Banknorth Funds, dated August 31, 2003.

21. Unaudited Financial Statements of of Banknorth Vermont Municipal Bond Fund, a portfolio of Banknorth Funds, dated February 29, 2004.

22. Pro Forma Financial Information for acquisition of Banknorth Vermont Municipal Bond Fund by Federated Vermont Municipal Income Fund.


Pursuant to Item 14(a) of Form N-14, the pro forma financial statements required by Rule 11-01 or Regulation S-K have not been prepared to reflect the proposed acquisition of the assets of Banknorth Large Cap Core Fund, Banknorth Small/Mid Cap Core Fund and Banknorth Intermediate Bond Fund by Federated Capital Appreciation Fund, Federated Kaufmann Fund and Federated Total Return Bond Fund because the net assets of Banknorth Large Cap Core Fund, Banknorth Small/Mid Cap Core Fund and Banknorth Intermediate Bond Fund do not exceed ten percent of the Federated Capital Appreciation Fund, Federated Kaufmann Fund and Federated Total Return Bond Fund net assets, respectively.

                      INFORMATION INCORPORATED BY REFERENCE



1. Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2003.

        The Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, is incorporated by reference to Post-Effective Amendment No. 64 on Form N-1A, which was filed with the Securities and Exchange Commission on or about December 31, 2003.

2. Statement of Additional Information of Banknorth Large Cap Core Fund, a portfolio of Banknorth Funds, dated November 30, 2003.

        The Statement of Additional Information Banknorth Large Cap Core Fund, a portfolio of Banknorth Funds, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A, which was filed with the Securities and Exchange Commission on or about December 1, 2003.

3. Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated October 31, 2003.

        The audited financial statements of the Federated Capital Appreciation Fund dated October 31, 2003, including the Deloitte & Touche LLP Independent Auditors' Report dated December 12, 2003, related thereto, are incorporated by reference to the Annual Report to Shareholders of the Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, that was filed with the Securities and Exchange Commission on Form N-CSR on or about January 6, 2004.

4. Financial Statements of Banknorth Large Cap Core Fund, a portfolio of Banknorth Funds, dated August 31, 2003.

        The audited financial statements of the Banknorth Large Cap Core Fund dated August 31, 2003, including the Deloitte & Touche LLP Independent Auditors' Report dated October 17, 2003 related thereto, are incorporated by reference to the Annual Report to Shareholders of the Banknorth Large Cap Core Fund, a portfolio of Banknorth Funds, that was filed with the Securities and Exchange Commission on Form N-CSR on or about November 6, 2003.

5. Unaudited Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated April 30, 2004.

        The unaudited financial statements of the Federated Capital Appreciation Fund dated April 30, 2004, are incorporated by reference to the Semi-Annual Report to Shareholders of the Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, that was filed with the Securities and Exchange Commission on Form N-CSR on or about June 24, 2004.

6. Unaudited Financial Statements of Banknorth Large Cap Core Fund, a portfolio of Banknorth Funds, dated February 29, 2004.

        The unaudited financial statements of the Banknorth Large Cap Core Fund dated February 29, 2004, are incorporated by reference to the Semi-Annual Report to Shareholders of the Banknorth Large Cap Core Fund, a portfolio of Banknorth Funds, that was filed with the Securities and Exchange Commission on Form N-CSR on or about May 5, 2004.

7. Statement of Additional Information of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, dated December 31, 2003.

        The Statement of Additional Information of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, is incorporated by reference to Post-Effective Amendment No. 65 on Form N-1A, which was filed with the Securities and Exchange Commission on or about January 6, 2004.

8. Statement of Additional Information of Banknorth Small/Mid Cap Core Fund, a portfolio of Banknorth Funds, dated November 30, 2003.

     The Statement of Additional Information Banknorth Small/Mid Cap Core Fund, a portfolio of Banknorth Funds, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A, which was filed with the Securities and Exchange Commission on or about December 1, 2003.

9. Financial Statements of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, dated October 31, 2003.

        The audited financial statements of the Federated Kaufmann Fund dated October 31, 2003, including the Ernst & Young LLP Independent Auditors' Report dated December 10, 2003, related thereto, are incorporated by reference to the Annual Report to Shareholders of the Federated Kaufmann Fund, a portfolio of Federated Equity Funds, that was filed with the Securities and Exchange Commission on Form N-CSR on or about January 6, 2004.

10. Financial Statements of Banknorth Small/Mid Cap Core Fund, a portfolio of Banknorth Funds, dated August 31, 2003.

        The audited financial statements of the Banknorth Small/Mid Cap Core Fund dated August 31, 2003, including the Deloitte & Touche LLP Independent Auditors' Report dated October 17, 2003 related thereto, are incorporated by reference to the Annual Report to Shareholders of the Banknorth Small/Mid Cap Core Fund, a portfolio of Banknorth Funds, that was filed with the Securities and Exchange Commission on Form N-CSR on or about November 6, 2003.

11. Unaudited Financial Statements of Federated Kaufmann Fund, a portfolio of Federated Equity Funds, dated April 30, 2004.

        The unaudited financial statements of the Federated Kaufmann Fund dated April 30, 2004, are incorporated by reference to the Semi-Annual Report to Shareholders of the Federated Kaufmann Fund, a portfolio of Federated Equity Funds, that was filed with the Securities and Exchange Commission on Form N-CSR on or about June 24, 2004.

12. Unaudited Financial Statements of Banknorth Small/Mid Cap Core Fund, a portfolio of Banknorth Funds, dated February 29, 2004.

        The unaudited financial statements of the Banknorth Small/Mid Cap Core Fund dated February 29, 2004, are incorporated by reference to the Semi-Annual Report to Shareholders of the Banknorth Small/Mid Cap Core Fund, a portfolio of Banknorth Funds, that was filed with the Securities and Exchange Commission on Form N-CSR on or about May 5, 2004.

13. Statement of Additional Information of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated January 31, 2004.

        The Statement of Additional Information of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., is incorporated by reference to Post-Effective Amendment No. 34 on Form N-1A, which was filed with the Securities and Exchange Commission on or about January 29, 2004.

14. Statement of Additional Information of Banknorth Intermediate Bond Fund, a portfolio of Banknorth Funds, dated November 30, 2003.

        The Statement of Additional Information Banknorth Intermediate Bond Fund, a portfolio of Banknorth Funds, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A, which was filed with the Securities and Exchange Commission on or about December 1, 2003.

15. Financial Statements of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., dated November 30, 2003.

        The audited financial statements of the Federated Total Return Bond Fund dated November 30, 2003, including the Deloitte & Touche LLP Independent Auditors' Report dated January 23, 2003, related thereto, are incorporated by reference to the Annual Report to Shareholders of the Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., that was filed with the Securities and Exchange Commission on Form N-CSR on or about January 29, 2004.

16. Financial Statements of Banknorth Intermediate Bond Fund, a portfolio of Banknorth Funds, dated August 31, 2003.

        The audited financial statements of the Banknorth Intermediate Bond Fund dated August 31, 2003, including the Deloitte & Touche LLP Independent Auditors' Report dated October 17, 2003 related thereto, are incorporated by reference to the Annual Report to Shareholders of the Banknorth Intermediate Bond Fund, a portfolio of Banknorth Funds, that was filed with the Securities and Exchange Commission on Form N-CSR on or about November 6, 2003.

17. Unaudited Financial Statements of Banknorth Intermediate Bond Fund, a portfolio of Banknorth Funds, dated February 29, 2004.

        The unaudited financial statements of the Banknorth Intermediate Bond Fund dated February 29, 2004, are incorporated by reference to the Semi-Annual Report to Shareholders of the Banknorth Intermediate Bond Fund, a portfolio of Banknorth Funds, that was filed with the Securities and Exchange Commission on Form N-CSR on or about May 5, 2004.

18. Statement of Additional Information of Federated Vermont Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, dated July 13, 2004.

        The Statement of Additional Information of Federated Vermont Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust, is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A, which was filed with the Securities and Exchange Commission on or about May 14, 2004.

19. Statement of Additional Information of Banknorth Vermont Municipal Bond Fund, a portfolio of Banknorth Funds, dated November 30, 2003.

        The Statement of Additional Information Banknorth Vermont Municipal Bond Fund, a portfolio of Banknorth Funds, is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A, which was filed with the Securities and Exchange Commission on or about December 1, 2003.

20. Financial Statements of Banknorth Vermont Municipal Bond Fund, a portfolio of Banknorth Funds, dated August 31, 2003.

        The audited financial statements of the Banknorth Vermont Municipal Bond Fund dated August 31, 2003, including the Deloitte & Touche LLP Independent Auditors' Report dated October 17, 2003 related thereto, are incorporated by reference to the Annual Report to Shareholders of the Banknorth Vermont Municipal Bond Fund, a portfolio of Banknorth Funds, that was filed with the Securities and Exchange Commission on Form N-CSR on or about November 6, 2003.

21. Unaudited Financial Statements of of Banknorth Vermont Municipal Bond Fund, a portfolio of Banknorth Funds, dated February 29, 2004.

        The unaudited financial statements of the Banknorth Vermont Municipal Bond Fund dated February 29, 2004, are incorporated by reference to the Semi-Annual Report to Shareholders of the Banknorth Vermont Municipal Bond Fund, a portfolio of Banknorth Funds, that was filed with the Securities and Exchange Commission on Form N-CSR on or about May 5, 2004.

22. The Pro Forma Financial Information for the acquisition of Banknorth Vermont Municipal Bond Fund by Federated Vermont Municipal Income Fund, dated August 31, 2003, is included herein.

                      Banknorth Vermont Municipal Bond Fund
                     Federated Vermont Municipal Income Fund
                     Notes to Pro Forma Financial Statements
                 Six Months Ended February 29, 2004 (Unaudited)




Note 1. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Banknorth Vermont Municipal Bond Fund and Federated Vermont Municipal Income Fund (individually referred to as the "Fund", or collectively as the "Funds"), for the six months ended February 29, 2004. These statements have been derived from the books and records utilized in calculating daily net asset values at February 29, 2004.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Banknorth Vermont Municipal Bond Fund for shares of Federated Vermont Municipal Income Fund. Under generally accepted accounting principles, Banknorth Vermont Municipal Bond Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended February 29, 2004, Banknorth Vermont Municipal Bond Fund paid and Federated Vermont Municipal Income Fund would have paid investment advisory fees computed at the annual rate of 0.50% and 0.40%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investment Management Company or its affiliates.

Note 2. Portfolio of Investments

The Federated Vermont Municipal Income Fund had not become effective with the Securities and Exchange Commission until July 13, 2004. The Portfolio of Investments provided is for the Banknorth Vermont Municipal Bond Fund as of February 29, 2004, and it is not anticipated to change significantly in connection with the proposed reorganization.


Note 3. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 7,743,037 Class A Shares of Federated Vermont Municipal Income Fund in exchange for 7,743,037 Class A Shares of Banknorth Vermont Municipal Bond Fund which would have been issued at February 29, 2004 in connection with the proposed reorganization.

Note 4.  Proforma Adjustments

(a) Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Adjustment to reflect the investment adviser fee under the Federated fund's investment advisory contract.

(b) Federated Administrative Services (FAS), provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the level of average aggregate daily net assets of the Federated Funds. The administrative fee received during any fiscal year shall be at least $150,000 per fund. Prior to November 1, 2003, the minimum fee was $125,000 per fund. FAS may voluntarily choose to waive the fee and can modify or terminate its voluntary waiver at any time at its sole discretion. Adjustment to reflect the administrative personnel and services fee being brought in line at the minimum annual fee charged for Federated funds.

(c) Adjustment to reflect the custodian fees reduction due to the fee structure after converting to a Federated fund.

(d) Federated Services Company (FServ) through its subsidiary, Federated Shareholder Services Company (FSSC), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the number of share classes and accounts per fund and the level of average aggregate net assets of the Fund for the period. The adjustment is due to the fee structure after converting to a Federated fund.

(e) Adjustment to reflect the directors' fee reduction due to the fee structure after converting to a Federated fund.

(f) Adjustment to reflect the auditing fee reduction due to the fee structure after converting to a Federated fund.

(g) Adjustment to reflect the legal fee reduction due to the fee structure after converting to a Federated fund.

(h) The portfolio accounting fee is based on the level of average daily net assets of the Fund for the period, plus out-of-pocket expenses. Adjustment is due to the fee structure after converting to a Federated fund.

(i) The Federated Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Fund's Class A Shares. Adjustment to reflect Class A Shares distribution services fee after converting to a Federated fund.

(j) Adjustment to reflect the reduction in Share registration costs due to the fee structure after converting to a Federated fund.

(k) Printing and postage expenses are adjusted to reflect costs due to the fee structure after converting to a Federated fund.

(l) Insurance expenses are adjusted to reflect costs due to the fee structure after converting to a Federated fund.

(m) Miscellaneous expenses are adjusted to reflect costs due to the fee structure after converting to a Federated fund.

(n) Adjustment to reflect waiver of investment adviser fee based on the fee structure after converting to a Federated fund.

(o) Pursuant to a written waiver agreement, the distributor for the Federated fund will waive the distribution (12b-1) fee. The contractual waiver will expire on August 27, 2006.

(p) Adjustment to reflect elimination of the waiver of shareholder services fee after converting to a Federated fund.


                            BANKNORTH VERMONT MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------------------------
           Principal                Security Name                 Interest Rate        Maturity Date
-------------------------------------------------------------------------------------------------------------

                         MUNICIPAL BONDS - 95.3%
                         Louisiana - 0.5%
            $184,000     Jefferson Parish, LA, Home Mortgage          7.10%       08/01/10       $232,070
                         Authority, SFH RV, FGIC/FHA/VA
                         insured
             150,000     Monroe-West Monroe, LA,  Public              7.20        08/01/10       174,747
                                                                                                 -------
                         Transportation Financing Authority,
                         SFH RV
                                                                                                 406,817


                         Puerto Rico - 2.9%
           2,000,000     Commonwealth of Puerto Rico, GO              5.50        07/01/09      2,327,180
                                                                                                ---------
                         Bonds, MBIA-IBC insured



                         Vermont - 91.9%
             565,000     Burlington, VT, Airport RV, Series           3.63        07/01/17       547,502
                         A, MBIA insured
           1,250,000     Burlington, VT, Airport RV, Series           5.00        07/01/23      1,323,100
                         A, MBIA insured
             500,000     Burlington, VT, Electric RV, Series          5.00        07/01/04       506,895
                         A, MBIA insured
             415,000     Burlington, VT, GO Bonds, Series A           5.00        12/01/04       427,628
             800,000     Burlington, VT, GO Bonds, Series A           5.10        12/01/05       855,432
             785,000     Burlington, VT, GO Bonds, Series A           5.20        12/01/06       836,849
             130,000     Burlington, VT, Public Improvement           3.50        11/01/04       132,211
                         Project, GO Bonds, Series A
             135,000     Burlington, VT, Public Improvement           3.50        11/01/05       140,358
                         Project, GO Bonds, Series A
             135,000     Burlington, VT, Public Improvement           3.50        11/01/06       142,526
                         Project, GO Bonds, Series A
             140,000     Burlington, VT, Public Improvement           3.50        11/01/07       148,987
                         Project, GO Bonds, Series A
             145,000     Burlington, VT, Public Improvement           3.50        11/01/08       154,383
                         Project, GO Bonds, Series A
             150,000     Burlington, VT, Public Improvement           3.50        11/01/09       159,182
                         Project, GO Bonds, Series A
             155,000     Burlington, VT, Public Improvement           3.50        11/01/10       163,799
                         Project, GO Bonds, Series A
              90,000     Burlington, VT, Public Improvement           3.50        11/01/11        94,437
                         Project, GO Bonds, Series A
             170,000     Burlington, VT, Public Improvement           3.50        11/01/12       175,894
                         Project, GO Bonds, Series A
             125,000     Burlington, VT, Public Improvement           3.60        11/01/13       128,778
                         Project, GO Bonds, Series A
             185,000     Burlington, VT, Public Improvement           3.75        11/01/14       189,755
                         Project, GO Bonds, Series A
             190,000     Burlington, VT, Public Improvement           3.75        11/01/15       192,880
                         Project, GO Bonds, Series A
             200,000     Burlington, VT, Public Improvement           4.00        11/01/16       204,784
                         Project, GO Bonds, Series A
             210,000     Burlington, VT, Public Improvement           4.00        11/01/17       213,303
                         Project, GO Bonds, Series A
             220,000     Burlington, VT, Public Improvement           4.00        11/01/18       222,163
                         Project, GO Bonds, Series A
             400,000     Burlington, VT, Waterworks System,           4.50        07/01/04       404,804
                         Water RV, Series A, FGIC insured
             300,000     Burlington, VT, Waterworks System,           4.65        07/01/06       322,803
                         Water RV, Series A, FGIC insured
             150,000     Burlington, VT, Waterworks System,           4.75        07/01/07       164,939
                         Water RV, Series A, FGIC insured
             300,000     Burlington, VT, Waterworks System,           4.80        07/01/08       326,679
                         Water RV, Series A, FGIC insured
              95,000     Champlain Valley, VT, Union SD No.           5.00        06/01/08        95,294
                         15, GO Bonds
             145,000     Champlain Valley, VT, Union SD No.           5.13        06/01/12       145,464
                         15, GO Bonds
             110,000     Chittenden, VT, Solid Waste                  2.50        01/01/07       112,787
                         District, Resource Recovery RV,
                         Series A, AMBAC insured
             100,000     Chittenden, VT, Solid Waste                  3.30        01/01/10       104,406
                         District, Resource Recovery RV,
                         Series A, AMBAC insured
             310,000     Chittenden, VT, Solid Waste                  3.40        01/01/11       322,977
                         District, Resource Recovery RV,
                         Series A, AMBAC insured
             205,000     Chittenden, VT, Solid Waste                  3.50        01/01/12       212,620
                         District, Resource Recovery RV,
                         Series A, AMBAC insured
              90,000     Fair Haven, VT, Union SD, GO Bonds,          4.95        12/01/04        92,635
                         AMBAC insured
              90,000     Fair Haven, VT, Union SD, GO Bonds,          5.00        12/01/05        95,949
                         AMBAC insured
              90,000     Fair Haven, VT, Union SD, GO Bonds,          5.05        12/01/06        95,500
                         AMBAC insured
              25,000     Norwich, VT, SD, GO Bonds, AMBAC             4.50        07/15/09        27,712
                         insured
             120,000     Pawlett/Rupert, VT, Union                    5.00        11/01/04       123,170
                         Elementary SD No. 47, GO Bonds,
                         MBIA insured
              30,000     Shelburne, VT, SD, GO Bonds                  5.00        06/01/08        30,093
             145,000     Shelburne, VT, SD, GO Bonds                  5.10        06/01/10       145,461
             120,000     Shelburne, VT, SD, GO Bonds                  5.13        06/01/11       120,384
             135,000     Shelburne, VT, SD, GO Bonds                  5.13        06/01/12       135,432
             510,000     St. Johnsbury, VT, SD, GO Bonds,             4.50        09/01/04       518,930
                         AMBAC insured
             500,000     St. Johnsbury, VT, SD, GO Bonds,             4.50        09/01/05       525,215
                         AMBAC insured
             520,000     St. Johnsbury, VT, SD, GO Bonds,             4.55        09/01/06       559,624
                         AMBAC insured
             515,000     St. Johnsbury, VT, SD, GO Bonds,             4.65        09/01/07       565,110
                         AMBAC insured
             520,000     St. Johnsbury, VT, SD, GO Bonds,             4.80        09/01/08       580,388
                         AMBAC insured
             805,000     University of Vermont & State &              4.10        10/01/11       874,697
                         Agricultural College, Educational
                         Facilities RV, AMBAC insured
             500,000     University of Vermont & State &              4.20        10/01/12       542,190
                         Agricultural College, Educational
                         Facilities RV, AMBAC insured
             500,000     University of Vermont & State &              5.50        10/01/18       572,335
                         Agricultural College, Educational
                         Facilities RV, AMBAC insured
             500,000     University of Vermont & State &              5.50        10/01/19       569,040
                         Agricultural College, Educational
                         Facilities RV, AMBAC insured
             250,000     University of Vermont & State &              5.25        10/01/21       273,575
                         Agricultural College, Educational
                         Facilities RV, AMBAC insured
           1,150,000     University of Vermont & State &              5.25        10/01/23      1,245,370
                         Agricultural College, Educational
                         Facilities RV, AMBAC insured
             164,164     Vermont Economic & Development               6.18        08/31/06       160,880
                         Authority, Industrial RV, Tubbs
                         Project 1
              90,000     Vermont Educational & Health                 5.60        10/01/04        91,955
                         Buildings Financing Agency,
                         Educational Facilities RV,
                         Champlain College Project, Series
                         A, Merchants Bank, LOC
             190,000     Vermont Educational & Health                 7.15        11/01/14       196,264
                         Buildings Financing Agency,
                         Educational Facilities RV, Landmark
                         College Project, Series A,
                         Remarketed 11/1/94, Vermont
                         National Bank, LOC
           4,650,000     Vermont Educational & Health                 5.25        04/01/19      4,650,837
                         Buildings Financing Agency,
                         Educational Facilities RV, Marlboro
                         College Project 1
             770,000     Vermont Educational & Health                 5.30        11/01/08       856,594
                         Buildings Financing Agency,
                         Educational Facilities RV,
                         Middlebury College Project
             190,000     Vermont Educational & Health                 5.38        11/01/26       205,639
                         Buildings Financing Agency,
                         Educational Facilities RV,
                         Middlebury College Project
             400,000     Vermont Educational & Health                 4.00        11/01/13       425,064
                         Buildings Financing Agency,
                         Educational Facilities RV,
                         Middlebury College Project, Series A
               3,000     Vermont Educational & Health                 1.10        11/01/27        3,021
                         Buildings Financing Agency,
                         Educational Facilities RV,
                         Middlebury College Project, Series
                         A 2
             130,000     Vermont Educational & Health                 5.30        04/01/04       130,537
                         Buildings Financing Agency,
                         Educational Facilities RV, St.
                         Michaels College Project
              20,000     Vermont Educational & Health                 5.75        10/01/04        20,570
                         Buildings Financing Agency,
                         Educational Facilities RV, St.
                         Michaels College Project
             140,000     Vermont Educational & Health                 5.40        04/01/05       146,647
                         Buildings Financing Agency,
                         Educational Facilities RV, St.
                         Michaels College Project
              50,000     Vermont Educational & Health                 3.25        10/01/09        51,589
                         Buildings Financing Agency,
                         Educational Facilities RV, St.
                         Michaels College Project
             100,000     Vermont Educational & Health                 3.60        10/01/10       104,356
                         Buildings Financing Agency,
                         Educational Facilities RV, St.
                         Michaels College Project
             140,000     Vermont Educational & Health                 3.88        10/01/11       147,095
                         Buildings Financing Agency,
                         Educational Facilities RV, St.
                         Michaels College Project
             195,000     Vermont Educational & Health                 4.00        10/01/12       204,467
                         Buildings Financing Agency,
                         Educational Facilities RV, St.
                         Michaels College Project
             125,000     Vermont Educational & Health                 4.13        10/01/13       130,985
                         Buildings Financing Agency,
                         Educational Facilities RV, St.
                         Michaels College Project
             385,000     Vermont Educational & Health                 4.25        10/01/14       401,486
                         Buildings Financing Agency,
                         Educational Facilities RV, St.
                         Michaels College Project
             370,000     Vermont Educational & Health                 4.38        10/01/15       385,599
                         Buildings Financing Agency,
                         Educational Facilities RV, St.
                         Michaels College Project
             100,000     Vermont Educational & Health                 5.90        10/01/06       104,927
                         Buildings Financing Agency,
                         Educational Facilities RV, St
                         Michaels College Project,
                         Prerefunded 10/01/04 @ 102
           1,190,000     Vermont Educational & Health                 6.50        10/01/14      1,252,856
                         Buildings Financing Agency,
                         Educational Facilities RV, St
                         Michaels College Project,
                         Prerefunded 10/01/04 @ 102
             555,000     Vermont Educational & Health                 4.38        11/15/04       567,909
                         Buildings Financing Agency,
                         Healthcare RV, Central Vermont
                         Hospital & Nursing Project, AMBAC
                         insured
              60,000     Vermont Educational & Health                 4.40        11/15/05        63,241
                         Buildings Financing Agency,
                         Healthcare RV, Central Vermont
                         Hospital & Nursing Project, AMBAC
                         insured
             605,000     Vermont Educational & Health                 4.50        11/15/06       651,954
                         Buildings Financing Agency,
                         Healthcare RV, Central Vermont
                         Hospital & Nursing Project, AMBAC
                         insured
             200,000     Vermont Educational & Health                 4.63        11/15/07       217,878
                         Buildings Financing Agency,
                         Healthcare RV, Central Vermont
                         Hospital & Nursing Project, AMBAC
                         insured
              65,000     Vermont Educational & Health                 5.30        12/01/08        73,559
                         Buildings Financing Agency,
                         Healthcare RV, Fletcher Allen
                         Health Project, Series A, AMBAC
                         insured
              55,000     Vermont Educational & Health                 5.30        12/01/09        62,520
                         Buildings Financing Agency,
                         Healthcare RV, Fletcher Allen
                         Health Project, Series A, AMBAC
                         insured
             110,000     Vermont Educational & Health                 6.00        09/01/22       112,599
                         Buildings Financing Agency,
                         Healthcare RV, Medical Center
                         Hospital of Vermont Project, FGIC
                         insured
           1,284,000     Vermont Educational & Health                 2.20        10/01/11      1,307,870
                         Buildings Financing Agency,
                         Healthcare RV, North Country
                         Hospital Project 1
           1,100,000     Vermont Housing Finance Agency, 64           2.40        10/30/04      1,100,374
                         School Street LP 1,3
             130,000     Vermont Housing Finance Agency,              7.40        12/01/05       130,477
                         Home Mortgage Program, Series B,
                         FHA/VA insured 2
             205,000     Vermont Housing Finance Agency, MFH          4.45        02/15/08       217,550
                         RV, Series A, HUD/Section 8 insured
             130,000     Vermont Housing Finance Agency, MFH          4.55        02/15/09       138,251
                         RV, Series A, HUD/Section 8 insured
             522,500     Vermont Housing Finance Agency,              2.30        08/30/04       522,552
                         Rutland West Housing LP 1,3
             155,000     Vermont Housing Finance Agency, SFH          4.60        11/01/04       157,871
                         RV, Series 11A, FSA insured
             150,000     Vermont Housing Finance Agency, SFH          4.70        11/01/05       156,572
                         RV, Series 11A, FSA insured
             205,000     Vermont Housing Finance Agency, SFH          4.85        11/01/06       217,335
                         RV, Series 11A, FSA insured
             155,000     Vermont Housing Finance Agency, SFH          4.95        11/01/07       165,695
                         RV, Series 11A, FSA insured
             205,000     Vermont Housing Finance Agency, SFH          5.05        11/01/08       219,826
                         RV, Series 11A, FSA insured
             275,000     Vermont Housing Finance Agency, SFH          5.15        11/01/09       295,281
                         RV, Series 11A, FSA insured
             175,000     Vermont Housing Finance Agency, SFH          5.50        11/01/08       178,764
                         RV, Series 12B, FSA insured
             225,000     Vermont Housing Finance Agency, SFH          5.60        11/01/09       230,011
                         RV, Series 12B, FSA insured
              50,000     Vermont Housing Finance Agency, SFH          5.90        05/01/04        50,045
                         RV, Series 5
              55,000     Vermont Housing Finance Agency, SFH          5.90        11/01/04        55,213
                         RV, Series 5
              90,000     Vermont Housing Finance Agency, SFH          6.88        11/01/16        92,362
                         RV, Series 5
             135,000     Vermont Housing Finance Agency, SFH          5.00        05/01/05       139,398
                         RV, Series 9, MBIA insured
              50,000     Vermont Housing Finance Agency, SFH          5.10        05/01/06        52,652
                         RV, Series 9, MBIA insured
             110,000     Vermont Housing Finance Agency, SFH          4.55        05/01/08       118,099
                         RV, Series 9, Remarketed 08/26/98,
                         MBIA insured
           2,230,000     Vermont Housing Finance Agency,              2.50        12/31/04      2,230,178
                         Smallest City Housing LP 1,3
           1,400,000     Vermont Housing Finance Agency,              1.60        04/30/04      1,400,252
                         Templeton Project 1,3
           1,650,000     Vermont Housing Finance Agency,              2.45        11/10/04      1,650,083
                         Wall Street Housing LP 1,3
           1,350,000     Vermont Housing Finance Agency,              2.50        11/30/04      1,350,014
                         Whetstone Housing LP 1,3
           2,123,000     Vermont Housing Finance Authority,           2.75        04/30/05      2,123,382
                         Mountainview St. Jay Housing LP 1,3
              80,000     Vermont Municipal Bond Bank, Series          5.70        12/01/04        82,714
                         1
             250,000     Vermont Municipal Bond Bank, Series          3.00        12/01/07       261,148
                         1
             250,000     Vermont Municipal Bond Bank, Series          3.30        12/01/08       263,648
                         1
             250,000     Vermont Municipal Bond Bank, Series          3.50        12/01/09       264,723
                         1
             250,000     Vermont Municipal Bond Bank, Series          3.70        12/01/10       266,510
                         1
             250,000     Vermont Municipal Bond Bank, Series          3.80        12/01/11       266,820
                         1
              30,000     Vermont Municipal Bond Bank, Series          5.10        12/01/04        30,936
                         1, AMBAC insured
             250,000     Vermont Municipal Bond Bank, Series          3.90        12/01/12       265,470
                         1, AMBAC insured
             250,000     Vermont Municipal Bond Bank, Series          4.00        12/01/13       263,758
                         1, AMBAC insured
           1,500,000     Vermont Municipal Bond Bank, Series          4.30        12/01/06      1,617,000
                         1, FSA insured
           1,000,000     Vermont Municipal Bond Bank, Series          4.40        12/01/07      1,095,300
                         1, FSA insured
             860,000     Vermont Municipal Bond Bank, Series          4.60        12/01/07       948,520
                         1, MBIA insured
             100,000     Vermont Municipal Bond Bank, Series          4.80        12/01/08       111,005
                         1, MBIA insured
             340,000     Vermont Municipal Bond Bank, Series          4.80        12/01/09       382,571
                         1, MBIA insured
              50,000     Vermont Municipal Bond Bank, Series          3.30        12/01/10        52,071
                         1, MBIA insured
             520,000     Vermont Municipal Bond Bank, Series          3.60        12/01/11       547,409
                         1, MBIA insured
             550,000     Vermont Municipal Bond Bank, Series          3.75        12/01/12       577,742
                         1, MBIA insured
             500,000     Vermont Municipal Bond Bank, Series          3.90        12/01/13       523,730
                         1, MBIA insured
           2,000,000     Vermont Municipal Bond Bank, Series          5.38        12/01/16      2,279,560
                         1, MBIA insured
             750,000     Vermont Municipal Bond Bank, Series          6.00        12/01/04       778,380
                         2, AMBAC insured
             500,000     Vermont Municipal Bond Bank, Series          5.20        12/01/07       543,535
                         2, AMBAC insured
             165,000     Vermont Municipal Bond Bank, Series          4.30        12/01/06       177,870
                         2, FSA insured
             665,000     Vermont Municipal Bond Bank, Series          4.40        12/01/07       728,375
                         2, FSA insured
           1,000,000     Vermont Municipal Bond Bank, Series          5.00        12/01/17      1,109,530
                         2, MBIA insured
           1,000,000     Vermont Municipal Bond Bank, Series          5.00        12/01/18      1,101,760
                         2, MBIA insured
             100,000     Vermont Public Power Supply                  4.40        07/01/04       101,166
                         Authority, Power RV, McNeil
                         Project, Series D, AMBAC insured
           1,000,000     Vermont Public Power Supply                  4.50        07/01/05      1,045,580
                         Authority, Power RV, McNeil
                         Project, Series D, AMBAC insured
             840,000     Vermont Public Power Supply                  5.00        07/01/11       961,582
                         Authority, Power RV, McNeil
                         Project, Series E, MBIA insured
             500,000     Vermont Public Power Supply                  5.25        07/01/15       576,510
                         Authority, Power RV, McNeil
                         Project, Series E, MBIA insured
             500,000     Vermont State Colleges, Educational          2.00        07/01/05       506,290
                         Facilities RV, FGIC Insured
             500,000     Vermont State Colleges, Educational          2.25        07/01/06       510,520
                         Facilities RV, FGIC Insured
           1,065,000     Vermont State, GO Bonds, Series A            5.00        01/15/05      1,102,967
              50,000     Vermont State, GO Bonds, Series A            4.50        02/01/05        50,594
             500,000     Vermont State, GO Bonds, Series A            4.40        01/15/07       540,055
           1,000,000     Vermont State, GO Bonds, Series A            2.00        02/01/07      1,012,770
           1,000,000     Vermont State, GO Bonds, Series A            2.13        02/01/08      1,008,400
             250,000     Vermont State, GO Bonds, Series A            4.75        08/01/20       262,678
           1,600,000     Vermont State, GO Bonds, Series A,           5.00        01/15/08      1,742,640
                         Prerefunded 01/15/06 @102
           1,300,000     Vermont State, GO Bonds, Series A,           5.00        01/15/10      1,415,895
                         Prerefunded 01/15/06 @102
           1,100,000     Vermont State, GO Bonds, Series B            4.30        10/15/04      1,123,166
             500,000     Vermont State, GO Bonds, Series C            4.60        01/15/13       541,300
             500,000     Vermont State, Student Assistance            6.40        06/15/04       506,955
                         Corp., Educational Loan RV,
                         Financing Program, Series A-3, FSA
                         insured
             135,000     Vermont State, Student Assistance            6.40        12/15/04       136,895
                         Corp., Educational Loan RV,
                         Financing Program, Series A-3, FSA
                         insured
             150,000     Vermont State, Student Assistance            6.50        06/15/05       152,169
                         Corp., Educational Loan RV,
                         Financing Program, Series A-3, FSA
                         insured
             300,000     Vermont State, Student Assistance            6.13        06/15/04       304,062
                         Corp., Educational Loan RV,
                         Financing Program, Series B, FSA
                         insured
             315,000     Vermont State, Student Assistance            6.13        12/15/04       322,277
                         Corp., Educational Loan RV,
                         Financing Program, Series B, FSA
                         insured
             480,000     Vermont State, Student Assistance            6.25        12/15/05       491,261
                         Corp., Educational Loan RV,
                         Financing Program, Series B, FSA
                         insured
           1,095,000     Vermont State, Student Assistance            6.35        06/15/06      1,121,006
                         Corp., Educational Loan RV,
                         Financing Program, Series B, FSA
                         insured
             160,000     Vermont State, Student Assistance            5.40        12/15/04       164,885
                         Corp., Educational Loan RV,
                         Financing Program, Series D, FSA
                         insured
             400,000     Vermont State, Student Assistance            5.60        12/15/06       411,740
                                                                                                 -------
                         Corp., Educational Loan RV,
                         Financing Program, Series D, FSA
                         insured
                                                                                                73,241,012


                         TOTAL MUNICIPAL BONDS (Cost                                            75,975,005
                                                                                                ----------
                         $72,836,161)

              Shares

                         SHORT-TERM INVESTMENT - 3.8%
           3,046,146     Scudder Tax Free Money Fund                                            3,046,146
                                                                                                ---------

                         TOTAL SHORT-TERM INVESTMENT (Cost                                      3,046,146
                                                                                                ---------
                         $3,046,146)

                         TOTAL INVESTMENTS  IN SECURITIES                                       79,021,151
                         (Cost 75,882,307) - 99.1%
                         Other Assets & Liabilities, Net -                                       704,234
                         0.9%


                         TOTAL NET ASSETS - 100.0%                                              79,725,385
                                                                                                ==========






-------------------------------------------------------------------------------------------------------------


                     1 Denotes a restricted security which is subject to restrictions on resale under federal securities law. At
                     February 29, 2004, these securities amounted to $16,496,422 which represents 20.7% of Net Assets. Included in these amounts are securities which have been deemed liquid that amounted to $10,376,835, which represents 13.0% of Net
                     Assets.
                     2 Variable rate security. The reate reported is the rate in effect on February 29, 2004. The date reported is the stated maturity. 3 Denotes a restricted security that has been deemed liquid by criteria approved by the Board of Trustees.





                     See Notes to Financial Statements





                     Notes to Portfolios of Investments

                     The following abbreviations were used in these portfolios:
                     AMBAC ---American Municipal Bond Assurance Corporation FGIC
                     --- Financial Guaranty Insurance Corporation FHA ---
                     Federal Housing Authority FSA --- Financial Security
                     Assurance, Incorporated GO --- General Obligation HUD ---
                     Housing and Urban Development LOC --- Letter of Credit LP
                     --- Limited Partnership MBIA --- Municipal Bond Insurance
                     Association MFH --- Multi-Family Housing RV --- Revenue
                     Bonds SD --- School District SFH --- Single Family Housing
                     VA --- Veterans Administration













-----------------------------------------------------------------------------------------------------------------------
                                            February 29, 2004 (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                        Banknorth            Federated
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                      Vermont Municipal   Vermont Municipal     Pro Forma       Proforma
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                        Bond Fund         Income Fund (1)      Adjustment       Combined
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Assets:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Investments in securities, at value                $79,021,151               -                -                $
                                                                                                               79,021,151
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                   Cash                                   13,079                 -                -              13,079
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
             Income receivable                           789,869                 -                -             789,869
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
        Receivable for shares sold                       150,208                 -                -             150,208
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
               Total assets                             79,974,307               -                -            79,974,307
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
               Liabilities:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
        Income distribution payable                      193,537                 -                -             193,537
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
    Payable for investment adviser fee                    12,609                 -                -              12,609
----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Payable for administrative personnel and services fee      9,457                 -                -           9,457
-----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 Payable for transfer and dividend disbursing
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
          agent fees and expenses                        6,681                   -                -              6,681
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
     Payable for shareholder services fee                15,761                  -                -              15,761
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
             Accrued expenses                            10,877                  -                -              10,877
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
             Total liabilities                          248,922                  -                -             248,922
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                Net Assets                            $79,725,385                $-               $                $
                                                                                                  -            79,725,385
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
          Net Assets Consists of:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Paid in capital                         $76,573,287                $-               $            76,573,287
                                                                                                  -
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
  Net unrealized appreciation of investments          3,138,844                  -                -            3,138,844
----------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
   Distributions in excess of net investment             (97)                     -                 -
                    income
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments           13,351                    -                 -
--------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
             Total Net Assets                          $79,725,385               $-               $                $
                                                                                                  -            79,725,385
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
            Shares Outstanding:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Class A Shares                            7,743,037                -                -            7,743,037
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         Net Asset Value Per Share
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Class A Shares                              $10.30                 $-               $                $
                                                                                                  -              10.30
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         Offering Price Per Share
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Class A Shares                                                     $-               $                $
                                                                                                  -              10.79
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
       Redemption Proceeds Per Share
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
              Class A Shares                              $10.30                 $-               $                $
                                                                                                  -              10.30
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Investments, at identified cost                  $75,882,307               $-               $                $
                                                                                                  -            75,882,307
----------------------------------------------------------------------------------------------------------------------------


(2) Computation of offering price per share 100/95.5 of net asset value.

(See Notes to Pro Forma Financial Statements)












----------------------------------------------------------------------------------------------------------------------
     Banknorth Vermont Municipal Bond Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
    Federated Vermont Municipal Income Fund
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Pro Forma Combining Statements of Operations
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  For the six months ended February 29, 2004
                  (Unaudited)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                      Federated
                                                    Banknorth          Vermont
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                     Vermont       Municipal Income
                                                    Municipal                          Pro Forma        Proforma
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                    Bond Fund            Fund         Adjustment        Combined
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Investment Income:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Interest                                           $ 1,565,303            $-               $           $ 1,565,303
                                                                                           -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Dividend                                              9,745               -                -              9,745
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Total investment income                        1,575,048             -                -            1,565,303
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Expenses:                                                                                                   -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                               199,095              -           (39,819)(a)        159,276
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Administrative personnel and services fee             59,729              -            24,548(b)         84,277
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Custodian fees                                        6,991               -           (4,646)(c)          2,345
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  fees and expenses                                   11,849              -           (1,015)(d)         10,834
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Directors'/Trustees' fees                             3,237               -           (2,137)(e)          1,100
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Auditing fees                                         9,721               -           (2,721)(f)          7,000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Legal fees                                            5,788               -           (2,888)(g)          2,900
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Portfolio accounting fees                             22,701              -            4,529(h)          27,230
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Distribution services fee - Class A shares              -                 -            99,548(i)         99,548
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Shareholder services fee - Class A Shares             99,548              -                -             99,548
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Share registration costs                              11,210              -            4,068(j)          15,278
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Printing and postage                                    -                 -            9,760(k)           9,760
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Insurance premiums                                      -                 -            3,870(l)           3,870
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Miscellaneous                                          176                -             321(m)             497
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Total expenses                                  430,045              -            93,418(n)         523,463


----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Waivers:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Waiver of investment adviser fee               (119,457)             -            16,045(n)        (103,412)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Waiver of distribution services fee                -                 -           (99,548)(o)       (99,548)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Waiver of shareholder services fee              (7,547)              -            7,547(p)             -
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Waivers                                       (127,004)             -            (75,956)         (202,960)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net Expenses                                         303,041              -             17,462           320,503
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
     Net investment income                          1,272,007             -            (17,462)         1,254,545
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss) on
Investments
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                     152,929              -                -             152,929
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of            1,465,461             -                -            1,465,461
investments
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments     1,618,390             -                -            1,618,390
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
          Change in net assets resulting from           $                 $-               $                $
operations                                          2,890,397                          (17,462)         2,872,935
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
(See Note 4 (Proforma Adjustments) to Pro Forma
Financial Statements)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------




                      Banknorth Vermont Municipal Bond Fund
                     Federated Vermont Municipal Income Fund
                     Notes to Pro Forma Financial Statements
                     Year Ended August 31, 2003 (Unaudited)




Note 1. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Banknorth Vermont Municipal Bond Fund and Federated Vermont Municipal Income Fund, collectively (the "Funds"), for the year ended August 31, 2003. These statements have been derived from the books and records utilized in calculating daily net asset values at August 31, 2003.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Banknorth Vermont Municipal Bond Fund for shares of Federated Vermont Municipal Income Fund. Under generally accepted accounting principles, Banknorth Vermont Municipal Bond Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended August 31, 2003, Banknorth Vermont Municipal Bond Fund paid and Federated Vermont Municipal Income Fund would have paid investment advisory fees computed at the annual rate of 0.50% and 0.40%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investment Management Company or its affiliates.

Note 2. Portfolio of Investments

The Federated Vermont Municipal Income Fund had not become effective with the Securities and Exchange Commission until July 13, 2004. The Portfolio of Investments provided is for the Banknorth Vermont Municipal Bond Fund as of August 31, 2003, and it is not anticipated to change significantly in connection with the proposed reorganization.


Note 3. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 7,743,037 Class A Shares of Federated Vermont Municipal Income Fund in exchange for 7,743,037 Class A Shares of Banknorth Vermont Municipal Bond Fund which would have been issued at August 31, 2003 in connection with the proposed reorganization.

Note 4.  Proforma Adjustments

(a) Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Adjustment to reflect the investment adviser fee under the Federated fund's investment advisory contract.

(b) Federated Administrative Services (FAS), provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the level of average aggregate daily net assets of the Federated Funds. The administrative fee received during any fiscal year shall be at least $150,000 per fund. Prior to November 1, 2003, the minimum fee was $125,000 per fund. FAS may voluntarily choose to waive the fee and can modify or terminate its voluntary waiver at any time at its sole discretion. Adjustment to reflect the administrative personnel and services fee being brought in line at the minimum annual fee charged for Federated funds.

(c) Adjustment to reflect the custodian fees reduction due to the fee structure after converting to a Federated fund.

(d) Federated Services Company (FServ) through its subsidiary, Federated Shareholder Services Company (FSSC), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the number of share classes and accounts per fund and the level of average aggregate net assets of the Fund for the period. The adjustment is due to the fee structure after converting to a Federated fund.

(e) Adjustment to reflect the directors' fee reduction due to the fee structure after converting to a Federated fund.

(f) Adjustment to reflect the auditing fee reduction due to the fee structure after converting to a Federated fund.


(g) Adjustment to reflect the legal fee reduction due to the fee structure after converting to a Federated fund.

(h) The portfolio accounting fee is based on the level of average daily net assets of the Fund for the period, plus out-of-pocket expenses. Adjustment is due to the fee structure after converting to a Federated fund.

(i) The Federated Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Fund's Class A Shares. Adjustment to reflect Class A Shares distribution services fee after converting to a Federated fund.

(j) Adjustment to reflect the reduction in Share registration costs due to the fee structure after converting to a Federated fund.

(k) Printing and postage expenses are adjusted to reflect costs due to the fee structure after converting to a Federated fund.

(l) Insurance expenses are adjusted to reflect costs due to the fee structure after converting to a Federated fund.

(m) Miscellaneous expenses are adjusted to reflect costs due to the fee structure after converting to a Federated fund.

(n) Adjustment to reflect waiver of investment adviser fee based on the fee structure after converting to a Federated fund.

(o) Pursuant to a written waiver agreement, the distributor for the Federated fund will waive the distribution (12b-1) fee. The contractual waiver will expire on August 27, 2006.

(p) Adjustment to reflect elimination of the waiver of shareholder services fee after converting to a Federated fund.










                      BANKNORTH VERMONT MUNICIPAL BOND FUND

---------------------------------------------------------------------------------------------------------------------------
         Principal                              Security Name                      Interest Rate  Maturity      Value
                                                                                                    Date
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

                             MUNICIPAL BONDS - 96.7%
                             Indiana - 0.3%
                   $ 200,000 Indianapolis, IN, Public Improvement Project,             4.50%      02/01/06    $ 211,378
                                                                                                              ---------
                             Series E

                             Louisiana - 0.8%
                     184,000 Jefferson Parish, LA, Home Mortgage Authority, SFH        7.10       08/01/10     223,543
                             RV, FGIC/FHA/VA insured
                     165,000 Lafayette, LA, Public Transportation Financing            7.20       04/01/10     187,862
                             Authority, SFH RV, FHA/VA insured
                     150,000 Monroe-West Monroe, LA, Public Transportation             7.20       08/01/10     173,921
                                                                                                               -------
                             Financing Authority, SFH RV

                                                                                                               585,326
                             Puerto Rico - 2.8%
                   2,000,000 Commonwealth of Puerto Rico, GO Bonds, MBIA-IBC           5.50       07/01/09    2,266,460
                                                                                                              ---------
                             insured

                             South Carolina - 2.6%
                   2,000,000 South Carolina State, School Facilities, GO Bonds,        4.00       01/01/07    2,114,900
                                                                                                              ---------
                             Series A

                             Vermont - 89.0%
                     565,000 Burlington, VT, Airport RV, Series A, MBIA insured        3.63       07/01/17     499,302
                   1,250,000 Burlington, VT, Airport RV, Series A, MBIA insured        5.00       07/01/23    1,242,913
                     500,000 Burlington, VT, Electric RV, Series A, MBIA insured       5.00       07/01/04     516,765
                     415,000 Burlington, VT, GO Bonds, Series A                        5.00       12/01/04     435,559
                     800,000 Burlington, VT, GO Bonds, Series A                        5.10       12/01/05     865,328
                     785,000 Burlington, VT, GO Bonds, Series A                        5.20       12/01/06     841,457
                     130,000 Burlington, VT, Public Improvement Project, GO            3.50       11/01/04     133,758
                             Bonds, Series A
                     135,000 Burlington, VT, Public Improvement Project, GO            3.50       11/01/05     141,037
                             Bonds, Series A
                     135,000 Burlington, VT, Public Improvement Project, GO            3.50       11/01/06     141,553
                             Bonds, Series A
                     140,000 Burlington, VT, Public Improvement Project, GO            3.50       11/01/07     146,234
                             Bonds, Series A
                     145,000 Burlington, VT, Public Improvement Project, GO            3.50       11/01/08     150,333
                             Bonds, Series A
                     150,000 Burlington, VT, Public Improvement Project, GO            3.50       11/01/09     153,555
                             Bonds, Series A
                     155,000 Burlington, VT, Public Improvement Project, GO            3.50       11/01/10     155,307
                             Bonds, Series A
                      90,000 Burlington, VT, Public Improvement Project, GO            3.50       11/01/11      88,363
                             Bonds, Series A
                     170,000 Burlington, VT, Public Improvement Project, GO            3.50       11/01/12     163,724
                             Bonds, Series A
                     125,000 Burlington, VT, Public Improvement Project, GO            3.60       11/01/13     119,648
                             Bonds, Series A
                     185,000 Burlington, VT, Public Improvement Project, GO            3.75       11/01/14     177,326
                             Bonds, Series A
                     190,000 Burlington, VT, Public Improvement Project, GO            3.75       11/01/15     179,358
                             Bonds, Series A
                     200,000 Burlington, VT, Public Improvement Project, GO            4.00       11/01/16     193,222
                             Bonds, Series A
                     210,000 Burlington, VT, Public Improvement Project, GO            4.00       11/01/17     200,453
                             Bonds, Series A
                     220,000 Burlington, VT, Public Improvement Project, GO            4.00       11/01/18     206,488
                             Bonds, Series A
                     400,000 Burlington, VT, Waterworks System, Water RV, Series       4.50       07/01/04     411,780
                             A, FGIC insured
                     300,000 Burlington, VT, Waterworks System, Water RV, Series       4.65       07/01/06     322,905
                             A, FGIC insured
                     150,000 Burlington, VT, Waterworks System, Water RV, Series       4.75       07/01/07     163,166
                             A, FGIC insured
                     300,000 Burlington, VT, Waterworks System, Water RV, Series       4.80       07/01/08     322,647
                             A, FGIC insured
                      95,000 Champlain Valley, VT, Union SD No. 15, GO Bonds           5.00       06/01/08      95,270
                     145,000 Champlain Valley, VT, Union SD No. 15, GO Bonds           5.13       06/01/12     145,434
                     110,000 Chittenden, VT, Solid Waste District, Resource            2.50       01/01/07     111,251
                             Recovery RV, Series A, AMBAC insured
                     100,000 Chittenden, VT, Solid Waste District, Resource            3.30       01/01/10     100,139
                             Recovery RV, Series A, AMBAC insured
                     310,000 Chittenden, VT, Solid Waste District, Resource            3.40       01/01/11     309,051
                             Recovery RV, Series A, AMBAC insured
                     205,000 Chittenden, VT, Solid Waste District, Resource            3.50       01/01/12     202,581
                             Recovery RV, Series A, AMBAC insured
                      90,000 Fair Haven, VT, Union SD, GO Bonds, AMBAC insured         4.85       12/01/03      90,877
                      90,000 Fair Haven, VT, Union SD, GO Bonds, AMBAC insured         4.95       12/01/04      94,282
                      90,000 Fair Haven, VT, Union SD, GO Bonds, AMBAC insured         5.00       12/01/05      97,046
                      90,000 Fair Haven, VT, Union SD, GO Bonds, AMBAC insured         5.05       12/01/06      96,147
                      25,000 Norwich, VT, SD, GO Bonds, AMBAC insured                  4.50       07/15/09      26,998
                      70,000 Pawlett/Rupert, VT, Union Elementary SD No. 47, GO        5.00       11/01/03      70,477
                             Bonds, MBIA insured
                     120,000 Pawlett/Rupert, VT, Union Elementary SD No. 47, GO        5.00       11/01/04     125,408
                             Bonds, MBIA insured
                      30,000 Shelburne, VT, SD, GO Bonds                               5.00       06/01/08      30,085
                     145,000 Shelburne, VT, SD, GO Bonds                               5.10       06/01/10     145,431
                     120,000 Shelburne, VT, SD, GO Bonds                               5.13       06/01/11     120,359
                     135,000 Shelburne, VT, SD, GO Bonds                               5.13       06/01/12     135,404
                     510,000 St. Johnsbury, VT, SD, GO Bonds, AMBAC insured            4.50       09/01/04     527,452
                     500,000 St. Johnsbury, VT, SD, GO Bonds, AMBAC insured            4.50       09/01/05     530,425
                     520,000 St. Johnsbury, VT, SD, GO Bonds, AMBAC insured            4.55       09/01/06     560,560
                     515,000 St. Johnsbury, VT, SD, GO Bonds, AMBAC insured            4.65       09/01/07     560,459
                     520,000 St. Johnsbury, VT, SD, GO Bonds, AMBAC insured            4.80       09/01/08     570,856
                     805,000 University of Vermont & State Agricultural College,       4.10       10/01/11     826,292
                             Educational Facilities RV, AMBAC insured
                     500,000 University of Vermont & State Agricultural College,       4.20       10/01/12     511,370
                             Educational Facilities RV, AMBAC insured
                     500,000 University of Vermont & State Agricultural College,       5.50       10/01/18     539,845
                             Educational Facilities RV, AMBAC insured
                     500,000 University of Vermont & State Agricultural College,       5.50       10/01/19     536,360
                             Educational Facilities RV, AMBAC insured
                     250,000 University of Vermont & State Agricultural College,       5.25       10/01/21     259,035
                             Educational Facilities RV, AMBAC insured
                   1,150,000 University of Vermont & State Agricultural College,       5.25       10/01/23    1,183,005
                             Educational Facilities RV, AMBAC insured
                   1,341,250 Vermont Economic Development Authority, Industrial        6.18       08/31/06    1,140,063
                             RV, Tubbs Project1
                      90,000 Vermont Educational & Health Buildings Financing          5.60       10/01/04      92,048
                             Agency, Educational Facilities RV, Champlain
                 College Project, Series A, Merchants Bank, LOC
                      70,000 Vermont Educational & Health Buildings Financing          6.20       11/01/03      70,472
               Agency, Educational Facilities RV, Landmark College
                 Project, Series A, Remarketed 11/1/94, Vermont
                             National Bank, LOC
                     190,000 Vermont Educational & Health Buildings Financing          7.15       11/01/14     196,656
               Agency, Educational Facilities RV, Landmark College
                 Project, Series A, Remarketed 11/1/94, Vermont
                             National Bank, LOC
                   4,650,000 Vermont Educational & Health Buildings Financing          5.25       04/01/19    4,488,087
               Agency, Educational Facilities RV, Marlboro College
                             Project1
                     350,000 Vermont Educational & Health Buildings Financing          5.55       11/01/03     352,755
                  Agency, Educational Facilities RV, Middlebury
                             College Project
                     770,000 Vermont Educational & Health Buildings Financing          5.30       11/01/08     853,322
                  Agency, Educational Facilities RV, Middlebury
                             College Project
                     190,000 Vermont Educational & Health Buildings Financing          5.38       11/01/26     195,130
                  Agency, Educational Facilities RV, Middlebury
                             College Project
                     260,000 Vermont Educational & Health Buildings Financing          5.80       11/01/05     267,350
                  Agency, Educational Facilities RV, Middlebury
                             College Project, Prerefunded 11/01/03 @ 102
                     160,000 Vermont Educational & Health Buildings Financing          5.90       11/01/06     164,550
                  Agency, Educational Facilities RV, Middlebury
                             College Project, Prerefunded 11/01/03 @ 102
                     150,000 Vermont Educational & Health Buildings Financing          6.00       11/01/07     154,291
                  Agency, Educational Facilities RV, Middlebury
                             College Project, Prerefunded 11/01/03 @ 102

                     400,000 Vermont Educational & Health Buildings Financing          4.00       11/01/13     400,500
                  Agency, Educational Facilities RV, Middlebury
                             College Project, Series A
                       3,000 Vermont Educational & Health Buildings Financing          1.80       11/01/27      3,017
                  Agency, Educational Facilities RV, Middlebury
                             College Project, Series A4
                     130,000 Vermont Educational & Health Buildings Financing          5.30       04/01/04     133,301
                 Agency, Educational Facilities RV, St. Michaels
                             College Project
                      20,000 Vermont Educational & Health Buildings Financing          5.75       10/01/04      21,014
                 Agency, Educational Facilities RV, St Michaels
                             College Project
                     140,000 Vermont Educational & Health Buildings Financing          5.40       04/01/05     149,030
                 Agency, Educational Facilities RV, St. Michaels
                             College Project
                      50,000 Vermont Educational & Health Buildings Financing          3.25       10/01/09      49,007
                 Agency, Educational Facilities RV, St. Michaels
                             College Project
                     100,000 Vermont Educational & Health Buildings Financing          3.60       10/01/10      97,278
                 Agency, Educational Facilities RV, St. Michaels
                             College Project
                     140,000 Vermont Educational & Health Buildings Financing          3.88       10/01/11     136,219
                 Agency, Educational Facilities RV, St. Michaels
                             College Project
                     195,000 Vermont Educational & Health Buildings Financing          4.00       10/01/12     188,832
                 Agency, Educational Facilities RV, St. Michaels
                             College Project
                     125,000 Vermont Educational & Health Buildings Financing          4.13       10/01/13     120,617
                 Agency, Educational Facilities RV, St. Michaels
                             College Project
                     385,000 Vermont Educational & Health Buildings Financing          4.25       10/01/14     372,245
                 Agency, Educational Facilities RV, St. Michaels
                             College Project
                     370,000 Vermont Educational & Health Buildings Financing          4.38       10/01/15     357,239
                 Agency, Educational Facilities RV, St. Michaels
                             College Project
                     100,000 Vermont Educational & Health Buildings Financing          5.90       10/01/06     107,208
                 Agency, Educational Facilities RV, St Michaels
                             College Project, Prerefunded 10/1/04 @ 102
                   1,190,000 Vermont Educational & Health Buildings Financing          6.50       10/01/14    1,283,486
                 Agency, Educational Facilities RV, St Michaels
                             College Project, Prerefunded 10/1/04 @ 102
                     430,000 Vermont Educational & Health Buildings Financing          4.25       11/15/03     432,808
                Agency, Healthcare RV, Central Vermont Hospital &
                             Nursing Project, AMBAC insured
                     555,000 Vermont Educational & Health Buildings Financing          4.38       11/15/04     575,430
                Agency, Healthcare RV, Central Vermont Hospital &
                             Nursing Project, AMBAC insured
                      60,000 Vermont Educational & Health Buildings Financing          4.40       11/15/05      63,399
                Agency, Healthcare RV, Central Vermont Hospital &
                             Nursing Project, AMBAC insured
                     605,000 Vermont Educational & Health Buildings Financing          4.50       11/15/06     645,759
                Agency, Healthcare RV, Central Vermont Hospital &
                             Nursing Project, AMBAC insured
                     200,000 Vermont Educational & Health Buildings Financing          4.63       11/15/07     214,684
                Agency, Healthcare RV, Central Vermont Hospital &
                             Nursing Project, AMBAC insured
                      65,000 Vermont Educational & Health Buildings Financing          5.30       12/01/08      72,023
                             Agency, Healthcare RV, Fletcher Allen Health
                             Project, Series A, AMBAC insured
                      55,000 Vermont Educational & Health Buildings Financing          5.30       12/01/09      60,805
                             Agency, Healthcare RV, Fletcher Allen Health
                             Project, Series A, AMBAC insured
                     110,000 Vermont Educational & Health Buildings Financing          6.00       09/01/22     112,561
                Agency, Healthcare RV, Medical Center Hospital of
                             Vermont Project, FGIC insured
                   1,346,000 Vermont Educational & Health Buildings Financing          2.17       10/01/11    1,329,269
                  Agency, Healthcare RV, North Country Hospital
                             Project1,2
                     150,000 Vermont Housing Finance Agency, Home Mortgage             7.75       06/15/16     150,381
                             Program, Series A
                     170,000 Vermont Housing Finance Agency, Home Mortgage             7.40       12/01/05     171,396
                             Program, Series B, FHA/VA insured2
                     205,000 Vermont Housing Finance Agency, MFH RV, Series A,         4.45       02/15/08     211,761
                             HUD/Section 8 insured
                     130,000 Vermont Housing Finance Agency, MFH RV, Series A,         4.55       02/15/09     132,757
                             HUD/Section 8 insured
                   1,025,000 Vermont Housing Finance Agency, MFH RV, Series B1,3       1.30       02/15/35    1,023,678
                      10,000 Vermont Housing Finance Agency, SFH RV, Series 1,         6.25       11/01/03      10,031
                             Remarketed 7/1/92
                     240,000 Vermont Housing Finance Agency, SFH RV, Series 11A,       4.60       11/01/04     247,010
                             FSA insured
                     230,000 Vermont Housing Finance Agency, SFH RV, Series 11A,       4.70       11/01/05     240,343
                             FSA insured
                     325,000 Vermont Housing Finance Agency, SFH RV, Series 11A,       4.85       11/01/06     340,918
                             FSA insured
                     245,000 Vermont Housing Finance Agency, SFH RV, Series 11A,       4.95       11/01/07     256,302
                             FSA insured
                     325,000 Vermont Housing Finance Agency, SFH RV, Series 11A,       5.05       11/01/08     338,780
                             FSA insured
                     430,000 Vermont Housing Finance Agency, SFH RV, Series 11A,       5.15       11/01/09     444,538
                             FSA insured
                     295,000 Vermont Housing Finance Agency, SFH RV, Series 12B,       5.50       11/01/08     310,765
                             FSA insured
                     385,000 Vermont Housing Finance Agency, SFH RV, Series 12B,       5.60       11/01/09     396,758
                             FSA insured
                     120,000 Vermont Housing Finance Agency, SFH RV, Series 5          5.80       11/01/03     120,108
                      75,000 Vermont Housing Finance Agency, SFH RV, Series 5          5.90       05/01/04      75,235
                      85,000 Vermont Housing Finance Agency, SFH RV, Series 5          5.90       11/01/04      85,463
                     135,000 Vermont Housing Finance Agency, SFH RV, Series 5          6.88       11/01/16     137,961
                     135,000 Vermont Housing Finance Agency, SFH RV, Series 9,         5.00       05/01/05     139,971
                             MBIA insured
                      50,000 Vermont Housing Finance Agency, SFH RV, Series 9,         5.10       05/01/06      52,216
                             MBIA insured
                     110,000 Vermont Housing Finance Agency, SFH RV, Series 9,         4.55       05/01/08     115,258
                             Remarketed 8/26/98, MBIA insured
                   1,400,000 Vermont Housing Finance Agency, Templeton Project1,3      1.60       04/30/04    1,400,210
                     235,000 Vermont Municipal Bond Bank, Series 1                     5.60       12/01/03     237,611
                      80,000 Vermont Municipal Bond Bank, Series 1                     5.70       12/01/04      84,259
                     250,000 Vermont Municipal Bond Bank, Series 1                     3.00       12/01/07     256,150
                     250,000 Vermont Municipal Bond Bank, Series 1                     3.30       12/01/08     256,740
                     250,000 Vermont Municipal Bond Bank, Series 1                     3.50       12/01/09     255,637
                     250,000 Vermont Municipal Bond Bank, Series 1                     3.70       12/01/10     253,490
                     250,000 Vermont Municipal Bond Bank, Series 1                     3.80       12/01/11     251,062
                     100,000 Vermont Municipal Bond Bank, Series 1, AMBAC insured      4.75       12/01/03     100,967
                      30,000 Vermont Municipal Bond Bank, Series 1, AMBAC insured      5.10       12/01/04      31,527
                     250,000 Vermont Municipal Bond Bank, Series 1, AMBAC insured      3.90       12/01/12     249,315
                     250,000 Vermont Municipal Bond Bank, Series 1, AMBAC insured      4.00       12/01/13     249,280
                   1,500,000 Vermont Municipal Bond Bank, Series 1, FSA insured        4.30       12/01/06    1,611,375
                   1,000,000 Vermont Municipal Bond Bank, Series 1, FSA insured        4.40       12/01/07    1,080,920
                     860,000 Vermont Municipal Bond Bank, Series 1, MBIA insured       4.60       12/01/07     936,514
                     100,000 Vermont Municipal Bond Bank, Series 1, MBIA insured       4.80       12/01/08     109,978
                     340,000 Vermont Municipal Bond Bank, Series 1, MBIA insured       4.80       12/01/09     372,218
                      50,000 Vermont Municipal Bond Bank, Series 1, MBIA insured       3.30       12/01/10      49,205
                     520,000 Vermont Municipal Bond Bank, Series 1, MBIA insured       3.60       12/01/11     512,959
                     550,000 Vermont Municipal Bond Bank, Series 1, MBIA insured       3.75       12/01/12     540,133
                     500,000 Vermont Municipal Bond Bank, Series 1, MBIA insured       3.90       12/01/13     492,205
                   2,000,000 Vermont Municipal Bond Bank, Series 1, MBIA insured       5.38       12/01/16    2,159,160
                     750,000 Vermont Municipal Bond Bank, Series 2, AMBAC insured      6.00       12/01/04     796,192
                     500,000 Vermont Municipal Bond Bank, Series 2, AMBAC insured      5.20       12/01/07     546,520
                     165,000 Vermont Municipal Bond Bank, Series 2, FSA insured        4.30       12/01/06     177,251
                     665,000 Vermont Municipal Bond Bank, Series 2, FSA insured        4.40       12/01/07     718,812
                   1,000,000 Vermont Municipal Bond Bank, Series 2, MBIA insured       5.00       12/01/17    1,046,930
                   1,000,000 Vermont Municipal Bond Bank, Series 2, MBIA insured       5.00       12/01/18    1,038,560
                     100,000 Vermont Public Power Supply Authority, Power RV,          4.40       07/01/04     102,862
                             McNeil Project, Series D, AMBAC insured
                   1,000,000 Vermont Public Power Supply Authority, Power RV,          4.50       07/01/05    1,056,720
                             McNeil Project, Series D, AMBAC insured
                     840,000 Vermont Public Power Supply Authority, Power RV,          5.00       07/01/11     911,299
                             McNeil Project, Series E, MBIA insured
                     500,000 Vermont Public Power Supply Authority, Power RV,          5.25       07/01/15     544,405
                             McNeil Project, Series E, MBIA insured
                   1,065,000 Vermont State, GO Bonds, Series A                         5.00       01/15/05    1,119,624
                      50,000 Vermont State, GO Bonds, Series A                         4.50       02/01/05      51,122
                     500,000 Vermont State, GO Bonds, Series A                         4.40       01/15/07     535,390
                   1,600,000 Vermont State, GO Bonds, Series A                         5.00       01/15/08    1,731,312
                   1,300,000 Vermont State, GO Bonds, Series A                         5.00       01/15/10    1,393,522
                     250,000 Vermont State, GO Bonds, Series A                         4.75       08/01/20     250,727
                   2,000,000 Vermont State, GO Bonds, Series B                         5.00       01/15/04    2,030,480
                   1,100,000 Vermont State, GO Bonds, Series B                         4.30       10/15/04    1,126,598
                   1,250,000 Vermont State, GO Bonds, Series B, Prerefunded            4.60       10/15/07    1,279,675
                             10/15/03 @ 102
                   2,750,000 Vermont State, GO Bonds, Series B, Prerefunded            4.75       10/15/09    2,816,192
                             10/15/03 @ 102
                     500,000 Vermont State, GO Bonds, Series C                         4.60       01/15/13     519,270
                     155,000 Vermont State, Student Assistance Corp.,                  6.25       12/15/03     157,029
               Educational Loan RV, Financing Program, Series A-3,
                                   FSA insured
                     500,000 Vermont State, Student Assistance Corp.,                  6.40       06/15/04     511,740
               Educational Loan RV, Financing Program, Series A-3,
                                   FSA insured
                     135,000 Vermont State, Student Assistance Corp.,                  6.40       12/15/04     138,132
               Educational Loan RV, Financing Program, Series A-3,
                                   FSA insured
                     150,000 Vermont State, Student Assistance Corp.,                  6.50       06/15/05     153,483
               Educational Loan RV, Financing Program, Series A-3,
                                   FSA insured
                     300,000 Vermont State, Student Assistance Corp.,                  6.13       06/15/04     306,804
                Educational Loan RV, Financing Program, Series B,
                                   FSA insured
                     315,000 Vermont State, Student Assistance Corp.,                  6.13       12/15/04     322,056
                Educational Loan RV, Financing Program, Series B,
                                   FSA insured
                     480,000 Vermont State, Student Assistance Corp.,                  6.25       12/15/05     490,781
                Educational Loan RV, Financing Program, Series B,
                                   FSA insured
                   1,095,000 Vermont State, Student Assistance Corp.,                  6.35       06/15/06    1,119,922
                Educational Loan RV, Financing Program, Series B,
                                   FSA insured
                     120,000 Vermont State, Student Assistance Corp.,                  5.30       12/15/03     121,336
                Educational Loan RV, Financing Program, Series D,
                                   FSA insured
                     160,000 Vermont State, Student Assistance Corp.,                  5.40       12/15/04     164,818
                Educational Loan RV, Financing Program, Series D,
                                   FSA insured
                     400,000 Vermont State, Student Assistance Corp.,                  5.60       12/15/06     411,112
                                                                                                               -------
                Educational Loan RV, Financing Program, Series D,
                                   FSA insured

                                                                                                              71,657,756
                             Wisconsin - 1.2%
                      50,000 Kenosha, WI, GO Bonds, Series B, AMBAC insured            5.35       12/01/03      50,559
                     900,000 Wisconsin State, GO Bonds, Series A                       3.50       05/01/05     931,653
                                                                                                               -------

                                                                                                               982,212
                             TOTAL MUNICIPAL BONDS (Cost $76,144,649)                                         77,818,032
                                                                                                              ----------

           Shares            SHORT-TERM INVESTMENTS - 5.3%
-----------------------------
                     145,719 Deutsche Tax Free Money Fund                                                      145,719
                   4,143,456 Dreyfus Municipal Cash Management Plus Fund                                      4,143,456
                                                                                                              ---------


                             TOTAL SHORT-TERM INVESTMENTS (Cost $4,289,175)                                   4,289,175
                                                                                                              ---------
                             TOTAL INVESTMENTS IN SECURITIES (Cost $80,433,824)                               82,107,207
                             - 102.0%
                             Other Assets and Liabilities, Net - (2.0%)                                      (1,609,967)
                                                                                                             -----------
                             TOTAL NET ASSETS - 100.0%                                                        80,497,240
                                                                                                            ===============

---------------------------------------------------------------------------------------------------------------------------

                             1 Denotes a restricted security which is subject to restrictions on resale under federal securities law.  At August 31, 2003, these securities amounted to  $9,381,307, which represents 11.7% of Net Assets. Included in these amounts are securities which have been deemed liquid that amounted to $2,423,888, which represents 3.0%
                               of Net Assets.
                             2 Variable rate security. The rate reported is the
                             rate in effect on August 31, 2003. The date
                             reported is the stated maturity. 3 Denotes a
                             restricted security that has been deemed liquid by
                             criteria approved by the Board of Trustees.
                4 These variable rate securities are subject to a
                             put and demand feature. The date reported is the
                             stated maturity.










                             -----------------------------------------------------
                             Notes to Portfolios of Investments
                             -----------------------------------------------------

                             The following abbreviations were used in these portfolios: AMBAC - American Municipal Bond
                             Assurance Corporation FGIC - Financial Guaranty
                             Insurance Corporation FHA - Federal Housing
                             Authority FSA - Financial Security Assurance,
                             Incorporated GO - General Obligation HUD - Housing and Urban Development IBC - insured Bond
                             Certificates LOC - Letter of Credit MBIA -
                             Municipal Bond Insurance Association MFH -
                             Multi-Family Housing RV - Revenue Bonds SD - School
                             District SFH - Single Family Housing VA - Veterans
                             Administration










-------------------------------------------------------------------------------------------------------------------
                           August 31, 2003 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                        Banknorth          Federated
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                      Vermont Municipal  Vermont Municipal   Pro Forma   Proforma
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                        Bond Fund       Income Fund (1)     Adjustment   Combined
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Assets:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investments in securities, at value                    $82,107,207             -               -        $82,107,207
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Cash                                                        -                  -               -            -
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Income receivable                                        882,764               -               -         882,764
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
     Total assets                                       82,989,971             -               -        82,989,971
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Liabilities:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Payable for shares redeemed                             2,205,799              -               -        2,205,799
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Income distribution payable                              212,781               -               -         212,781
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Payable for investment adviser fee                        17,740               -               -          17,740
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Payable for administrative personnel and services fee     10,644               -               -         10,644
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Payable for transfer and dividend disbursing
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
  agent fees and expenses                                 3,554                -               -          3,554
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Payable for shareholder services fee                      17,740               -               -          17,740
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Accrued expenses                                          24,473               -               -          24,473
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
     Total liabilities                                  2,492,731              -               -        2,492,731
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Assets                                             $ 80,497,240           $ -           $           $
                                                                                               -        80,497,240
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Assets Consists of:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Paid in capital                                             $                  $            $           78,864,024
                                                        78,864,024             -               -
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments              1,673,383              -               -        1,673,383
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                       5,934                -               -          5,934
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
     Accumulated net realized loss on investments        (46,101)               -               -       (46,101)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
     Total Net Assets                                       $                  $            $           $
                                                        80,497,240             -               -        80,497,240
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Shares Outstanding:
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Class A Shares                                       7,967,194              -               -        7,967,194
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Class A Shares                                           $                  $            $           $
                                                          10.10                -               -          10.10
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Offering Price Per Share
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Class A Shares                                           $        (2)       $            $           $
                                                          10.49                -               -          10.58
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Redemption Proceeds Per Share
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
   Class A Shares                                           $                  $            $           $
                                                          10.10                -               -          10.10
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investments, at identified cost                             $                  $            $           $
                                                        80,433,824             -               -        80,433,824
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        (2) Computation of offering price per share 100/96.25 of net asset value.
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        (3) Computation of offering price per share 100/95.55 of net asset value.
---------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
 (See Note 4 (Proforma Adjustments) to Pro Forma Financial Statements)
---------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------








-------------------------------------------------------------------------------------------------------------
                      Banknorth Vermont Municipal Bond Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                     Federated Vermont Municipal Income Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                  Pro Forma Combining Statements of Operations
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                 For the year ended August 31, 2003 (Unaudited)
-------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                Banknorth Vermont  Federated Vermont
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                    Municipal       Municipal Income   Pro Forma   Proforma
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                    Bond Fund           Fund (1)       Adjustment  Combined
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Investment Income:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Interest                                                $                  $              $ -          $
                                                    3,398,327              -                       3,398,327
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Dividend                                             45,755                -               -        45,755
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Total investment income                        3,444,082              -               -       3,398,327
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Investment adviser fee                               416,575               -           (83,315)(a)  333,260
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Administrative personnel and services fee            124,973               -           25,027(b)    150,000
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Custodian fees                                       15,352                -           (10,562)(c)   4,790
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Transfer and dividend disbursing agent                                     -
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
  fees and expenses                                  25,912                -           (4,244)(d)   21,668
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Directors'/Trustees' fees                             3,421                -           (1,221)(e)    2,200
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Auditing fees                                        20,538                -           (6,538)(f)   14,000
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Legal fees                                            3,534                -            2,266(g)     5,800
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Portfolio accounting fees                            52,597                -            1,863(h)    54,460
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Distribution servives fee - Class A shares              -                  -           208,288(i)   208,288
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Shareholder services fee - Class A Shares            208,288               -               -        208,288
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Share registration costs                             16,521                -           14,035(j)    30,556
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Printing and postage                                  8,000                -           11,520(k)    19,520
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Insurance premiums                                    4,100                -            3,639(l)     7,739
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Miscellaneous                                        17,255                -           (16,255)(m)   1,000
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Total expenses                                  917,066               -            144,503    1,061,569
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Waivers:
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Waiver of investment adviser fee               (208,288)              -           25,609(n)   (182,679)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Waiver of distribution services fee                -                  -           (208,288)(o)(208,288)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Waiver of shareholder services fee             (10,225)               -           10,225(p)       -
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total Waivers                                       (218,513)              -           (172,454)   (390,967)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Net Expenses                                         698,553               -            (27,951)    670,602
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
     Net investment income                          2,745,529              -             27,951    2,773,480
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
       Realized and Unrealized Gain/(Loss) on Investments
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Net realized gain on investments                     15,633                -               -        15,633
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Net change in unrealized                           (1,386,452)             -               -      (1,386,452)
appreciation/(depreciation) of investments
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments    (1,370,819)             -               -      (1,370,819)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
          Change in net assets resulting from           $                  $           $               $
operations                                          1,374,710              -             27,951    1,402,661
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
(1) Federated fund was not effective with the Securities and Exchange Commission until July 13, 2004.
-------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
(See Notes to Pro Forma Financial Statements)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------






                                 BANKNORTH FUNDS

                          Banknorth Large Cap Core Fund
                        Banknorth Small/Mid Cap Core Fund
                        Banknorth Intermediate Bond Fund
                      Banknorth Vermont Municipal Bond Fund



Investment Adviser
BANKNORTH INVESTMENT ADVISORS
One Portland Square
Portland, ME 04112

Distributor
EDGEWOOD SERVICES, INC.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7002

Administrator
FEDERATED SERVICES COMPANY
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779




                        Banknorth Intermediate Bond Fund
                        (a portfolio of Banknorth Funds)

                  PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS
                                 August 27, 2004

This proxy is being solicited on behalf of the Board of Trustees of Banknorth Funds (the "Trust") and relates to the proposal with respect to the Trust, on behalf of Banknorth Intermediate Bond Fund (the "Fund"), a portfolio of the Trust. The undersigned appoints as proxies Ann M. Faust, Gail C. Jones, Suzy Land, Mark Nagarajan and Catherine C. Ryan and each of them (with power of substitution), to vote all the undersigned's shares in the Fund at the Special Meeting of Shareholders to be held on August 27, 2004 at 10:00 a.m., at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237, and any adjournment thereof (the "Meeting"), with all the power the undersigned would have if personally present.

The shares represented by this proxy will be voted as instructed. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote "FOR" the proposal specified below. This proxy also grants discretionary power to vote upon such other business as may properly come before the Meeting.

Your vote is important no matter how many shares you own. Please sign and date this proxy below and return it promptly in the enclosed envelope.


TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: [X]

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

BANKNORTH INTERMEDIATE BOND FUND
(a portfolio of Banknorth Funds)

Vote On Proposal                                       FOR   AGAINST   ABSTAIN

To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Total Return Bond Fund ("Total Return Bond Fund"), a portfolio of Federated Total Return Series, Inc., would acquire all of the assets of the Fund in exchange solely for shares of Total Return Bond Fund, to be distributed pro rata by the Fund to holders of its shares, in complete liquidation and termination of the Fund.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE SIGN AND DATE THIS PROXY BELOW AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.


Please sign exactly as name appears hereon. If shares are held in the name of joint owners, at least one owner must sign. Attorneys-in-fact, executors, administrators, etc. should so indicate. If shareholder is a corporation or partnership, please sign in full corporate or partnership name by authorized person.

------------------------------------------------- ------------------------------
Signature (owner, trustee, custodian, etc.)                         Date